Schedule of Investments
Invesco Global ESG Revenue ETF (ESGF)
November 30, 2019
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.04%
Argentina-0.01%
MercadoLibre, Inc.(a)	3	$1,742
Australia-2.20%
AMP Ltd.	10,198	13,486
APA Group	247	1,838
Aristocrat Leisure Ltd.	140	3,212
ASX Ltd.	15	829
Aurizon Holdings Ltd.	625	2,444
AusNet Services	1,056	1,243
Australia & New Zealand Banking Group Ltd.	1,513	25,421
Bendigo & Adelaide Bank Ltd.	297	2,015
BHP Group Ltd.	1,013	26,195
BHP Group PLC	852	18,845
BlueScope Steel Ltd.	904	8,897
Boral Ltd.	1,312	4,561
Brambles Ltd.	651	5,526
Caltex Australia Ltd.	834	19,496
Challenger Ltd.	265	1,459
Coca-Cola Amatil Ltd.	476	3,664
Cochlear Ltd.	8	1,266
Coles Group Ltd.	2,572	28,288
Commonwealth Bank of Australia	526	28,755
Computershare Ltd.	184	2,207
Crown Resorts Ltd.	261	2,279
CSL Ltd.	50	9,587
Dexus	71	587
Flight Centre Travel Group Ltd.(b)	81	2,412
Fortescue Metals Group Ltd.	1,650	10,859
Goodman Group	149	1,494
GPT Group (The)	137	570
Harvey Norman Holdings Ltd.	733	2,132
Insurance Australia Group Ltd.	2,170	11,581
Lendlease Group	895	11,690
Macquarie Group Ltd.	130	12,139
Medibank Pvt Ltd.	2,175	4,796
Mirvac Group	939	2,140
National Australia Bank Ltd.	1,306	22,871
Newcrest Mining Ltd.	132	2,746
Oil Search Ltd.	287	1,444
Orica Ltd.	281	4,520
Origin Energy Ltd.	1,862	10,957
QBE Insurance Group Ltd.	1,517	13,011
Ramsay Health Care Ltd.	166	8,194
Rio Tinto Ltd.	144	9,438
Rio Tinto plc	615	33,423
Santos Ltd.	717	3,953
Scentre Group	741	1,975
SEEK Ltd.	77	1,208
Sonic Healthcare Ltd.	232	4,727
South32 Ltd.	3,803	6,945
Stockland	702	2,398
Suncorp Group Ltd.	858	7,765
Sydney Airport	217	1,347
Tabcorp Holdings Ltd.	1,196	3,875
Telstra Corp. Ltd.	7,286	19,023
Transurban Group	290	3,011
Treasury Wine Estates Ltd.	188	2,378
Vicinity Centres	505	915
Wesfarmers Ltd.	735	21,064
Westpac Banking Corp.	1,484	24,613
WiseTech Global Ltd.	13	240
Woodside Petroleum Ltd.	203	4,739
	Shares	Value
Australia-(continued)
Woolworths Group Ltd.	1,596	$42,922
Worley Ltd.	506	5,134
		536,749
Austria-0.29%
ANDRITZ AG	161	6,284
Erste Group Bank AG(a)	344	12,327
OMV AG	456	26,014
Raiffeisen Bank International AG	352	8,271
Verbund AG	31	1,613
voestalpine AG	574	15,221
		69,730
Belgium-0.56%
Ageas	185	11,113
Anheuser-Busch InBev S.A./N.V.	586	46,437
Colruyt S.A.	217	11,245
Groupe Bruxelles Lambert S.A.	71	7,210
KBC Group N.V.	187	13,637
Proximus SADP	224	6,762
Solvay S.A., Class A	117	13,417
Telenet Group Holding N.V.(a)	57	2,574
UCB S.A.	72	5,840
Umicore S.A.(b)	407	17,493
		135,728
Brazil-1.13%
Ambev S.A.	3,149	13,443
Atacadao S.A.	3,325	14,792
B3 S.A. - Brasil Bolsa Balcao	162	1,828
Banco Bradesco S.A.	3,893	28,772
Banco Bradesco S.A., Preference Shares	3,664	28,916
Banco do Brasil S.A.	3,835	43,363
Banco Santander Brasil S.A.	2,090	21,798
Cia Brasileira de Distribuicao, Preference Shares	410	7,773
Cia Energetica de Minas Gerais, Preference Shares	1,240	3,827
Cielo S.A.	1,733	3,197
Cosan S.A.	260	3,819
Energisa S.A.	258	2,806
ENGIE Brasil Energia S.A.	224	2,478
Itau Unibanco Holding S.A., Preference Shares	2,808	23,110
Itausa - Investimentos Itau S.A., Preference Shares	364	1,142
Klabin S.A.	546	2,288
Localiza Rent a Car S.A.	256	2,727
Lojas Renner S.A.	225	2,756
Natura Cosmeticos S.A.	544	4,261
Petrobras Distribuidora S.A.	3,850	25,895
Telefonica Brasil S.A., Preference Shares	584	7,769
Ultrapar Participacoes S.A.	4,812	24,821
WEG S.A.	456	3,281
		274,862
Canada-3.25%
Agnico Eagle Mines Ltd.	36	2,139
Algonquin Power & Utilities Corp.	119	1,669
AltaGas Ltd.	212	3,144
Atco Ltd., Class I	98	3,718
Bank of Montreal	392	30,168
Bank of Nova Scotia (The)	598	33,739
BlackBerry Ltd.(a)	183	1,010
Brookfield Asset Management, Inc., Class A	1,228	71,050
CAE, Inc.	99	2,660
Cameco Corp.	158	1,439
Canadian Apartment Properties REIT	14	584

Invesco Global ESG Revenue ETF (ESGF)—(continued)
November 30, 2019
(Unaudited)
	Shares	Value
Canada-(continued)
Canadian Imperial Bank of Commerce	251	$21,818
Canadian National Railway Co.	116	10,533
Canadian Pacific Railway Ltd.	25	5,921
Canadian Tire Corp. Ltd., Class A	89	10,370
Canadian Utilities Ltd., Class A	90	2,647
CCL Industries, Inc., Class B	85	3,635
Cenovus Energy, Inc.	1,796	15,874
CGI, Inc., Class A(a)	103	8,535
CI Financial Corp.	109	1,717
Cronos Group, Inc.(a)	2	14
Emera, Inc.	115	4,729
Empire Co. Ltd., Class A	487	13,042
Enbridge, Inc.	1,007	38,134
Encana Corp.	1,710	6,707
First Capital Realty, Inc.	31	504
Fortis, Inc.	160	6,269
Franco-Nevada Corp.	9	885
George Weston Ltd.	487	39,613
Gildan Activewear, Inc.	76	2,231
Great-West Lifeco, Inc.	746	18,787
Husky Energy, Inc.	2,219	16,155
Hydro One Ltd.(c)	288	5,425
IGM Financial, Inc.	87	2,502
Intact Financial Corp.	80	8,250
Inter Pipeline Ltd.	123	2,037
Keyera Corp.	124	3,026
Kinross Gold Corp.(a)	629	2,718
Loblaw Cos., Ltd.	699	37,680
Magna International, Inc.	749	41,266
Manulife Financial Corp.	935	18,394
Metro, Inc.	300	13,141
National Bank of Canada	178	9,535
Nutrien Ltd.	387	18,268
Onex Corp.	193	11,494
Open Text Corp.(b)	71	3,091
Parkland Fuel Corp.	352	12,514
Pembina Pipeline Corp.	156	5,447
Power Financial Corp.	740	18,095
PrairieSky Royalty Ltd.(b)	15	155
Quebecor, Inc., Class B	97	2,406
Rogers Communications, Inc., Class B	178	8,633
Royal Bank of Canada	620	50,753
Shopify, Inc., Class A(a)	3	1,006
Sun Life Financial, Inc.(b)	310	14,146
Suncor Energy, Inc.	925	28,852
TC Energy Corp.	222	11,232
Teck Resources Ltd., Class B	564	8,832
TELUS Corp.	297	11,214
Thomson Reuters Corp.	85	5,944
Toronto-Dominion Bank (The)	797	45,957
West Fraser Timber Co. Ltd.	94	4,088
Wheaton Precious Metals Corp.	42	1,154
WSP Global, Inc.	112	7,229
		793,924
Chile-0.31%
Aguas Andinas S.A., Class A	1,353	552
Antofagasta PLC	451	5,064
Banco de Credito e Inversiones S.A.	60	2,675
Banco Santander Chile	60,254	3,209
Cia Cervecerias Unidas S.A.	205	1,882
Colbun S.A.	8,306	1,180
	Shares	Value
Chile-(continued)
Embotelladora Andina S.A., Class B, Preference Shares	370	$940
Empresas CMPC S.A.	2,481	5,365
Empresas COPEC S.A.	2,698	21,399
Enel Americas S.A.	92,337	17,673
Enel Chile S.A.	52,587	3,936
Latam Airlines Group S.A.	848	8,879
Lundin Mining Corp.	357	1,932
Sociedad Quimica y Minera de Chile S.A., Class B, Preference Shares	30	710
		75,396
China-2.25%
360 Security Technology, Inc., A Shares	100	295
3SBio, Inc.(a)(c)	451	651
AAC Technologies Holdings, Inc.(b)	492	3,451
Aisino Corp., A Shares	100	294
Alibaba Group Holding Ltd., ADR(a)	324	64,800
BAIC Motor Corp. Ltd., H Shares(c)	12,265	6,879
Bank of Hangzhou Co., Ltd., A Shares	900	1,116
Bank of Shanghai Co., Ltd., A Shares	2,140	2,799
Baozun, Inc., ADR(a)(b)	15	570
BOC Hong Kong Holdings Ltd.	4,624	15,713
BOE Technology Group Co. Ltd., A Shares	5,700	3,164
BYD Co. Ltd., A Shares	400	2,470
BYD Co. Ltd., H Shares(b)	1,287	6,108
BYD Electronic International Co. Ltd.	3,851	6,888
China CITIC Bank Corp. Ltd., A Shares	7,400	6,319
China CITIC Bank Corp. Ltd., H Shares	24,090	13,172
China Eastern Airlines Corp. Ltd., H Shares(a)	12,108	6,141
China Everbright Bank Co. Ltd., A Shares	8,400	4,937
China Everbright Bank Co. Ltd., H Shares	18,092	7,812
China Everbright International Ltd.	5,320	4,023
China International Capital Corp. Ltd., H Shares(c)	587	1,011
China International Marine Containers Group Co., Ltd., A Shares	360	494
China Longyuan Power Group Corp. Ltd., H Shares	2,670	1,446
China Merchants Bank Co. Ltd., A Shares	1,700	8,717
China Merchants Bank Co. Ltd., H Shares	2,155	10,186
China Merchants Shekou Industrial Zone Holdings Co. Ltd., A Shares	900	2,320
China Minsheng Banking Corp. Ltd., A Shares	8,800	7,727
China Minsheng Banking Corp. Ltd., H Shares	12,895	8,978
China Molybdenum Co., Ltd., A Shares	600	304
China Molybdenum Co., Ltd., H Shares	2,179	746
China National Accord Medicines Corp. Ltd.	200	1,241
China National Medicines Corp. Ltd., A Shares	300	1,043
Country Garden Services Holdings Co. Ltd.	409	1,322
Fosun International Ltd.	14,145	19,046
Geely Automobile Holdings Ltd.	7,743	14,481
Genscript Biotech Corp.(a)	100	241
Greentown Service Group Co. Ltd.(c)	1,331	1,457
Huadong Medicine Co., Ltd., A Shares	120	420
Huaneng Renewables Corp. Ltd., H Shares	3,346	1,278
Huaxia Bank Co., Ltd., A Shares	4,000	4,230
Industrial Bank Co., Ltd., A Shares	3,600	9,678
Kingdee International Software Group Co. Ltd.	397	394
Legend Holdings Corp., H Shares(c)	14,044	28,885
Lenovo Group Ltd.	70,257	46,403
Meituan Dianping, B Shares(a)(c)	844	11,127
NIO, Inc., ADR(a)(b)	246	558
Offshore Oil Engineering Co., Ltd., A Shares	200	199
Pinduoduo, Inc., ADR(a)	54	1,941

Invesco Global ESG Revenue ETF (ESGF)—(continued)
November 30, 2019
(Unaudited)
	Shares	Value
China-(continued)
Ping An Insurance (Group) Co. of China Ltd., A Shares	1,000	$11,901
Ping An Insurance (Group) Co. of China Ltd., H Shares	3,596	40,748
Postal Savings Bank of China Co. Ltd., H Shares(c)	22,516	14,612
Shanghai Pharmaceuticals Holding Co., Ltd., A Shares	1,300	3,291
Shanghai Pharmaceuticals Holding Co., Ltd., H Shares	4,377	7,851
Shanghai Pudong Development Bank Co., Ltd., A Shares	5,800	9,831
Shenzhou International Group Holdings Ltd.	252	3,322
Shui On Land Ltd.	9,918	2,078
Sinopharm Group Co. Ltd., H Shares	6,739	22,255
Sinotrans Ltd., H Shares	12,968	4,042
SOHO China Ltd.	794	274
Suning.com Co. Ltd., A Shares	5,400	7,570
TCL Corp., A Shares	5,300	2,896
Tencent Holdings Ltd.	1,199	50,823
Towngas China Co. Ltd.(a)	2,135	1,508
Unisplendour Corp. Ltd., A Shares	200	770
Vipshop Holdings Ltd., ADR(a)	919	11,745
WuXi AppTec Co., Ltd., H Shares(c)	13	151
Wuxi Biologics Cayman, Inc.(a)(c)	40	452
Xinjiang Goldwind Science & Technology Co., Ltd.	200	330
Xinjiang Goldwind Science & Technology Co., Ltd., H Shares	787	876
Xinjiang Zhongtai Chemical Co., Ltd.	2,700	2,498
Xinyi Solar Holdings Ltd., A Shares	1,892	1,163
Yuzhou Properties Co. Ltd.	8,659	3,982
Zhengqi Financial Holding Corp., Rts.(a)(d)	838	0
Zhengzhou Yutong Bus Co., Ltd., A Shares	200	399
		548,843
Colombia-0.07%
Bancolombia S.A.	325	3,843
Bancolombia S.A., Preference Shares	271	3,333
Grupo Argos S.A.	682	3,398
Interconexion Electrica S.A. ESP	483	2,601
Millicom International Cellular S.A., SDR(b)	82	3,670
		16,845
Czech Republic-0.04%
CEZ A.S.	361	7,999
Komercni banka as	55	1,885
		9,884
Denmark-0.53%
AP Moller - Maersk A/S, Class A	16	20,790
AP Moller - Maersk A/S, Class B	14	19,581
Carlsberg A/S, Class B	49	7,055
Chr Hansen Holding A/S	12	912
Coloplast A/S, Class B	23	2,719
DSV Panalpina A/S	153	16,672
Genmab A/S(a)	3	699
H Lundbeck A/S	71	2,722
ISS A/S	512	11,760
Novo Nordisk A/S, Class B	246	13,839
Novozymes A/S, Class B	39	1,865
Orsted A/S(c)	128	11,806
Pandora A/S	90	3,626
Tryg A/S	92	2,647
Vestas Wind Systems A/S	121	11,524
William Demant Holding A/S(a)(b)	66	2,021
		130,238
	Shares	Value
Egypt-0.01%
Commercial International Bank Egypt S.A.E.	619	$3,026
Finland-0.45%
Elisa Oyj	51	2,728
Fortum Oyj	284	6,698
Kone Oyj, Class B	162	10,149
Metso Oyj	105	4,029
Neste Oyj	494	16,711
Nokia Oyj	7,875	27,886
Nokian Renkaat Oyj(b)	65	1,760
Nordea Bank Abp	1,799	12,748
Orion Oyj, Class B(b)	26	1,132
Stora Enso Oyj, Class R	665	8,946
UPM-Kymmene Oyj	360	12,035
Wartsila Oyj Abp	492	4,956
		109,778
France-7.81%
Accor S.A.	96	4,110
Aeroports de Paris	30	5,871
Air Liquide S.A.	190	25,778
Airbus SE	528	77,662
Alstom S.A.	218	9,514
Amundi S.A.(c)	68	5,151
Arkema S.A.	95	9,853
Atos SE	169	14,363
AXA S.A.	4,177	113,734
BNP Paribas S.A.	1,278	71,823
Bouygues S.A.	986	40,312
Bureau Veritas S.A.	231	6,052
Capgemini SE	134	15,861
Carrefour S.A.	5,173	85,442
Casino Guichard Perrachon S.A.(b)	859	37,829
Cie de Saint-Gobain	1,204	48,787
Cie Generale des Etablissements Michelin SCA	214	25,696
CNP Assurances	1,828	36,119
Covivio	12	1,328
Credit Agricole S.A.	7,586	103,843
Danone S.A.	361	29,741
Dassault Systemes SE	26	4,100
Edenred	34	1,689
Eiffage S.A.	193	21,089
Electricite de France S.A.	7,759	79,768
Engie S.A.	4,589	72,659
EssilorLuxottica S.A.	129	20,055
Eurazeo SE	74	5,047
Eutelsat Communications S.A.(b)	89	1,461
Gecina S.A.	5	864
Getlink SE	81	1,367
Hermes International	9	6,748
ICADE	25	2,504
Ingenico Group S.A.	31	3,311
Ipsen S.A.	23	2,599
JCDecaux S.A.(b)	120	3,440
Kering S.A.	29	17,481
Klepierre S.A.	43	1,544
Legrand S.A.	90	7,113
L’Oreal S.A.	115	32,803
LVMH Moet Hennessy Louis Vuitton SE	128	57,483
Natixis S.A.	3,973	16,616
Orange S.A.(b)	3,019	49,931
Pernod Ricard S.A.	60	11,028
Peugeot S.A.	3,250	78,549

Invesco Global ESG Revenue ETF (ESGF)—(continued)
November 30, 2019
(Unaudited)
	Shares	Value
France-(continued)
Publicis Groupe S.A.	269	$11,846
Remy Cointreau S.A.	10	1,289
Renault S.A.	1,314	62,958
Safran S.A.	157	25,698
Sanofi	474	44,168
Sartorius Stedim Biotech	10	1,589
Schneider Electric SE	330	31,874
SEB S.A.	52	8,084
Societe Generale S.A.	1,775	55,895
Sodexo S.A.	205	23,914
Suez	1,378	20,413
Teleperformance	24	5,689
Thales S.A.	194	19,020
TOTAL S.A.	3,472	182,377
Ubisoft Entertainment S.A.(a)	29	1,762
Unibail-Rodamco-Westfield	23	3,599
Valeo S.A.	561	22,120
Veolia Environnement S.A.	1,212	31,057
Vinci S.A.	506	55,223
Vivendi S.A.	639	17,558
Wendel S.A.	72	9,709
Worldline S.A.(a)(c)	25	1,619
		1,905,579
Germany-5.52%
adidas AG	86	26,811
Allianz SE	350	83,878
Axel Springer SE(a)	50	3,446
BASF SE	888	66,795
Bayerische Motoren Werke AG	1,257	101,592
Bayerische Motoren Werke AG, Preference Shares	150	9,262
Beiersdorf AG	73	8,520
Brenntag AG	276	14,732
Carl Zeiss Meditec AG, BR	14	1,713
Commerzbank AG	2,658	15,418
Continental AG	370	48,384
Covestro AG(c)	307	14,386
Daimler AG	3,406	192,279
Deutsche Bank AG	6,109	44,079
Deutsche Boerse AG	28	4,299
Deutsche Lufthansa AG	2,142	40,670
Deutsche Post AG	1,890	70,520
Deutsche Telekom AG	5,365	90,128
Deutsche Wohnen SE	35	1,368
E.ON SE	3,262	34,161
Evonik Industries AG	561	16,293
Fraport AG Frankfurt Airport Services Worldwide	50	4,263
Fresenius Medical Care	268	19,668
GEA Group AG	199	6,400
HeidelbergCement AG	303	22,417
Henkel AG & Co. KGaA	141	13,650
Henkel AG & Co. KGaA, Preference Shares	89	9,409
HOCHTIEF AG	228	28,030
Infineon Technologies AG	427	9,128
KION Group AG	146	9,694
Knorr-Bremse AG	79	7,690
LANXESS AG	129	8,605
Merck KGaA	50	5,844
METRO AG	2,158	34,799
MTU Aero Engines AG	20	5,423
Muenchener Rueckversicherungs-Gesellschaft AG	191	54,881
Puma SE	75	5,640
RWE AG	490	14,539
	Shares	Value
Germany-(continued)
SAP SE	228	$31,042
Sartorius AG, Preference Shares	5	1,055
Siemens AG	805	103,955
Symrise AG	38	3,689
Telefonica Deutschland Holding AG	2,734	8,353
thyssenkrupp AG(b)	3,308	41,507
Vonovia SE	68	3,546
Zalando SE(a)(c)	143	6,165
		1,348,126
Greece-0.05%
Alpha Bank AE(a)	1,382	2,910
Hellenic Telecommunications Organization S.A.	316	4,753
National Bank of Greece S.A.(a)	647	2,193
OPAP S.A.	193	2,375
		12,231
Hong Kong-0.53%
AIA Group Ltd.	3,225	32,301
Alibaba Pictures Group Ltd.(a)	2,045	340
ASM Pacific Technology Ltd.	167	2,180
China First Capital Group Ltd.(a)	841	44
CLP Holdings Ltd.	1,086	11,196
Hang Lung Properties Ltd.	553	1,133
Hang Seng Bank Ltd.	353	7,197
HKT Trust & HKT Ltd.	3,054	4,479
Hong Kong & China Gas Co., Ltd. (The)	2,344	4,468
Hong Kong Exchanges & Clearing Ltd.	60	1,895
Hutchison China MediTech Ltd., ADR(a)	9	217
Kerry Properties Ltd.	690	2,226
Kingboard Laminates Holdings Ltd.	2,829	3,191
Link REIT	187	1,911
Melco Resorts & Entertainment Ltd., ADR	253	5,384
MTR Corp. Ltd.	1,181	6,623
PCCW Ltd.	8,797	5,305
Power Assets Holdings Ltd.	29	202
Sino Land Co. Ltd.	877	1,315
Sun Hung Kai Properties Ltd.	801	11,655
Swire Pacific Ltd., Class A	766	6,894
Swire Properties Ltd.	482	1,499
Techtronic Industries Co. Ltd.	987	7,420
Vitasoy International Holdings Ltd.	236	908
Wharf Real Estate Investment Co. Ltd.	297	1,649
Wheelock & Co. Ltd.	1,135	7,054
		128,686
Hungary-0.11%
MOL Hungarian Oil & Gas PLC	2,395	23,173
OTP Bank Nyrt	101	4,760
		27,933
India-1.16%
Ashok Leyland Ltd.	4,373	4,825
Asian Paints Ltd.	143	3,401
Axis Bank Ltd.	1,087	11,198
Bajaj Finance Ltd.	53	3,010
Bandhan Bank Ltd.(c)	192	1,556
Bharat Petroleum Corp. Ltd.	6,060	43,213
Bharti Airtel Ltd.	2,729	16,831
Bharti Infratel Ltd.	267	1,028
Dabur India Ltd.	244	1,562
Eicher Motors Ltd.	5	1,595
HCL Technologies Ltd.	563	8,850
Hero MotoCorp Ltd.	144	4,885

Invesco Global ESG Revenue ETF (ESGF)—(continued)
November 30, 2019
(Unaudited)
	Shares	Value
India-(continued)
Hindustan Unilever Ltd.	204	$5,788
Housing Development Finance Corp. Ltd.	464	14,859
Indian Oil Corp. Ltd.	39,955	73,185
Infosys Ltd.	1,300	12,619
ITC Ltd.	1,995	6,852
Mahindra & Mahindra Ltd.	1,861	13,763
Marico Ltd.	207	1,038
Nestle India Ltd.	12	2,418
Piramal Enterprises Ltd.	63	1,590
Power Grid Corp. of India Ltd.	1,895	5,106
REC Ltd.	1,944	3,737
Tata Consultancy Services Ltd.	699	20,007
Tech Mahindra Ltd.	530	5,626
Titan Co. Ltd.	170	2,748
UPL Ltd.	425	3,396
Wipro Ltd.	2,407	7,975
		282,661
Indonesia-0.28%
PT Astra International Tbk	37,273	17,176
PT Bank Central Asia Tbk	2,580	5,743
PT Bank Mandiri (Persero) Tbk	17,190	8,501
PT Bank Negara Indonesia (Persero) Tbk	9,007	4,789
PT Bank Rakyat Indonesia (Persero) Tbk	35,830	10,390
PT Kalbe Farma Tbk	17,180	1,857
PT Pabrik Kertas Tjiwi Kimia Tbk	1,482	967
PT Telekomunikasi Indonesia (Persero) Tbk	31,356	8,737
PT Unilever Indonesia Tbk	1,056	3,129
PT United Tractors Tbk	4,295	6,372
		67,661
Ireland-0.26%
AIB Group PLC	1,086	3,556
CRH PLC	857	32,817
Flutter Entertainment PLC	25	2,867
Kerry Group PLC, Class A	65	8,342
Kingspan Group PLC	101	5,448
Smurfit Kappa Group PLC	297	10,545
		63,575
Israel-0.09%
Azrieli Group Ltd.	14	1,094
Bank Hapoalim BM	646	5,218
Bank Leumi Le-Israel BM	681	4,947
Elbit Systems Ltd.	28	4,646
Israel Discount Bank Ltd., Class A	710	3,274
Mizrahi Tefahot Bank Ltd.	120	3,212
Wix.com Ltd.(a)	5	604
		22,995
Italy-1.50%
Assicurazioni Generali S.p.A.	3,428	70,038
Davide Campari-Milano S.p.A.	198	1,809
Enel S.p.A.	11,397	86,155
Eni S.p.A.	5,640	85,283
FinecoBank Banca Fineco S.p.A.	82	1,018
Intesa Sanpaolo S.p.A.	10,348	26,248
Leonardo S.p.A.	1,141	13,354
Moncler S.p.A.	43	1,886
Pirelli & C S.p.A.(c)	1,015	5,763
Prysmian S.p.A.	625	14,258
Recordati S.p.A.	40	1,679
Snam S.p.A.	615	3,060
Telecom Italia S.p.A.(a)	25,386	15,904
	Shares	Value
Italy-(continued)
Telecom Italia S.p.A., RSP	10,176	$6,272
Terna - Rete Elettrica Nazionale S.p.A.	424	2,725
UniCredit S.p.A.	2,195	30,403
		365,855
Japan-17.28%
Advantest Corp.	58	2,834
Aeon Co. Ltd.	3,960	80,748
AEON Financial Service Co. Ltd.	251	3,793
Aeon Mall Co. Ltd.	195	3,132
AGC, Inc.	409	14,921
Ajinomoto Co., Inc.	602	10,027
Alfresa Holdings Corp.	1,209	24,962
Amada Holdings Co. Ltd.	317	3,532
ANA Holdings, Inc.	585	19,910
Aozora Bank Ltd.	59	1,502
Asahi Kasei Corp.	1,841	20,669
Astellas Pharma, Inc.	741	12,636
Benesse Holdings, Inc.	188	4,958
Bridgestone Corp.	888	35,476
Canon, Inc.	1,601	44,298
Casio Computer Co. Ltd.	161	3,068
Central Japan Railway Co.	90	18,159
Chugai Pharmaceutical Co. Ltd.	70	6,110
CyberAgent, Inc.	131	4,522
Dai Nippon Printing Co., Ltd.	519	13,872
Daicel Corp.	424	4,166
Daifuku Co. Ltd.	80	4,653
Dai-ichi Life Holdings, Inc.	3,152	50,744
Daiichi Sankyo Co. Ltd.	160	10,026
Daikin Industries, Ltd.	167	24,011
Daiwa House Industry Co., Ltd.	1,307	39,970
Daiwa Securities Group, Inc.	1,713	8,682
Denso Corp.	1,123	50,125
Disco Corp.	9	1,941
East Japan Railway Co.	310	28,506
Eisai Co. Ltd.	106	7,850
Electric Power Development Co. Ltd.	390	9,348
Fast Retailing Co. Ltd.	37	22,532
Fuji Electric Co. Ltd.	268	8,247
FUJIFILM Holdings Corp.	604	28,526
Fujitsu Ltd.	427	38,801
Hakuhodo DY Holdings, Inc.	862	13,925
Hankyu Hanshin Holdings, Inc.	183	7,854
Hino Motors Ltd.	1,883	18,416
Hirose Electric Co. Ltd.	11	1,352
Hisamitsu Pharmaceutical Co., Inc.	38	1,863
Hitachi Chemical Co. Ltd.	204	7,340
Hitachi Construction Machinery Co. Ltd.	380	10,014
Hitachi High-Technologies Corp.	114	7,433
Hitachi Metals Ltd.	723	10,114
Hitachi, Ltd.	2,319	91,057
Holdings Corp.	3,056	10,521
Honda Motor Co., Ltd.	5,305	148,575
Hoshizaki Corp.	39	3,408
Hoya Corp.	62	5,656
Hulic Co., Ltd.	326	3,665
Idemitsu Kosan Co. Ltd.	1,594	43,493
IHI Corp.	560	13,055
INPEX Corp.	1,062	10,367
Isuzu Motors Ltd.	1,937	22,649
ITOCHU Corp.	5,383	117,383
J Front Retailing Co. Ltd.	410	5,384

Invesco Global ESG Revenue ETF (ESGF)—(continued)
November 30, 2019
(Unaudited)
	Shares	Value
Japan-(continued)
JFE Holdings, Inc.	3,198	$40,738
JSR Corp.	262	4,634
JXTG Holdings, Inc.	23,095	102,621
Kajima Corp.	1,410	18,579
Kamigumi Co. Ltd.	123	2,725
Kansai Paint Co. Ltd.	170	4,281
Kao Corp.	179	14,077
Kawasaki Heavy Industries Ltd.	646	14,500
KDDI Corp.	1,648	47,238
Keihan Holdings Co. Ltd.	72	3,517
Keikyu Corp.	164	3,371
Keio Corp.	64	4,103
Keisei Electric Railway Co., Ltd.	69	2,842
Keyence Corp.	18	6,154
Kikkoman Corp.	91	4,570
Kintetsu Group Holdings Co. Ltd.	208	11,757
Kirin Holdings Co. Ltd.	821	18,165
Kobayashi Pharmaceutical Co. Ltd.	21	1,722
Komatsu Ltd.	1,079	25,293
Konami Holdings Corp.	58	2,553
Konica Minolta, Inc.	1,434	9,389
Kubota Corp.	1,180	18,194
Kuraray Co. Ltd.	504	6,089
Kurita Water Industries Ltd.	110	3,074
Kyocera Corp.	244	16,593
Kyowa Hakko Kirin Co. Ltd.	188	3,988
Kyushu Electric Power Co., Inc.	2,184	19,225
Kyushu Railway Co.	132	4,490
Lawson, Inc.	120	6,531
LIXIL Group Corp.	1,022	17,265
Marui Group Co. Ltd.	116	2,790
Mazda Motor Corp.	3,704	32,809
Mitsubishi Chemical Holdings Corp.	4,895	36,282
Mitsubishi Corp.	5,991	156,791
Mitsubishi Electric Corp.	3,017	41,642
Mitsubishi Estate Co., Ltd.	643	11,781
Mitsubishi Heavy Industries Ltd.	967	36,981
Mitsubishi Materials Corp.	539	14,392
Mitsubishi Tanabe Pharma Corp.	352	6,438
Mitsubishi UFJ Financial Group, Inc.	11,978	63,231
Mitsubishi UFJ Lease & Finance Co. Ltd.	1,358	8,718
Mitsui Chemicals, Inc.	592	14,180
Mitsui Fudosan Co., Ltd.	694	17,256
Mitsui OSK Lines Ltd.	419	10,981
Mizuho Financial Group, Inc.	23,447	36,227
MS&AD Insurance Group Holdings, Inc.	1,459	47,177
Murata Manufacturing Co., Ltd.	279	16,163
Nabtesco Corp.	110	3,375
Nagoya Railroad Co. Ltd.	209	6,651
NEC Corp.	694	27,726
NGK Insulators Ltd.	313	5,159
NGK Spark Plug Co., Ltd.	226	4,522
Nikon Corp.	529	7,251
Nintendo Co., Ltd.	34	13,149
Nippon Express Co. Ltd.	333	21,103
Nippon Paint Holdings Co. Ltd.	115	6,133
Nippon Steel Corp.	4,171	61,150
Nippon Telegraph & Telephone Corp.	2,326	117,394
Nippon Yusen KK	923	15,837
Nissin Foods Holdings Co. Ltd.	56	4,193
Nitori Holdings Co. Ltd.	36	5,638
Nitto Denko Corp.	132	7,401
	Shares	Value
Japan-(continued)
Nomura Holdings, Inc.	3,908	$20,009
Nomura Real Estate Holdings, Inc.	278	6,715
Nomura Research Institute Ltd.	244	5,145
NSK Ltd.	982	9,487
NTT Data Corp.	1,584	21,581
NTT DOCOMO, Inc.	1,664	45,630
Obayashi Corp.	1,799	19,056
Odakyu Electric Railway Co. Ltd.	204	5,013
Omron Corp.	132	7,751
Ono Pharmaceutical Co. Ltd.	165	3,699
Oracle Corp. Japan	26	2,391
Oriental Land Co. Ltd.	40	5,532
ORIX Corp.	1,450	23,734
Osaka Gas Co. Ltd.	699	13,098
Otsuka Corp.	184	7,368
Otsuka Holdings Co. Ltd.	304	13,253
Panasonic Corp.	8,479	79,904
Park24 Co. Ltd.	144	3,478
Persol Holdings Co. Ltd.	502	9,228
Rakuten, Inc.	1,362	11,803
Recruit Holdings Co., Ltd.	644	23,299
Resona Holdings, Inc.	1,936	8,205
Rohm Co. Ltd.	49	4,116
Santen Pharmaceutical Co. Ltd.	146	2,733
Secom Co. Ltd.	123	10,453
Sega Sammy Holdings, Inc.	265	3,821
Seibu Holdings, Inc.	342	6,024
Seiko Epson Corp.	816	12,414
Sekisui Chemical Co., Ltd.	658	11,446
Sekisui House Ltd.	1,035	22,352
Seven & i Holdings Co., Ltd.	1,625	60,513
SG Holdings Co. Ltd.	397	9,520
Sharp Corp.	1,460	22,051
Shimadzu Corp.	145	4,363
Shimizu Corp.	1,654	15,829
Shin-Etsu Chemical Co. Ltd.	148	15,826
Shionogi & Co. Ltd.	59	3,469
Shiseido Co. Ltd.	144	10,395
Showa Denko K.K.(b)	338	9,022
Softbank Corp.	2,724	36,963
SoftBank Group Corp.	2,443	94,878
Sohgo Security Services Co. Ltd.	88	4,572
Sompo Holdings, Inc.	765	30,150
Sony Corp.	1,341	84,543
Stanley Electric Co. Ltd.	182	5,036
Sumitomo Chemical Co., Ltd.	4,914	22,167
Sumitomo Dainippon Pharma Co. Ltd.	253	4,775
Sumitomo Heavy Industries Ltd.	293	8,374
Sumitomo Metal Mining Co., Ltd.	266	8,055
Sumitomo Mitsui Financial Group, Inc.	1,461	53,218
Sumitomo Mitsui Trust Holdings, Inc.	380	14,529
Sumitomo Rubber Industries Ltd.	658	8,358
Suntory Beverage & Food Ltd.	281	12,188
Suzuken Co. Ltd.	479	20,930
Sysmex Corp.	40	2,771
T&D Holdings, Inc.	1,395	16,407
Taiheiyo Cement Corp.	296	8,555
Taisei Corp.	429	16,825
Takeda Pharmaceutical Co. Ltd.	492	20,015
TDK Corp.	128	13,453
Teijin Ltd.	442	8,310
Terumo Corp.	169	5,928

Invesco Global ESG Revenue ETF (ESGF)—(continued)
November 30, 2019
(Unaudited)
	Shares	Value
Japan-(continued)
THK Co. Ltd.	116	$3,257
Tobu Railway Co. Ltd.	194	7,095
Toho Gas Co. Ltd.	106	4,002
Tokio Marine Holdings, Inc.	821	44,622
Tokyo Century Corp.	188	10,026
Tokyo Electron Ltd.	56	11,557
Tokyo Gas Co., Ltd.	830	20,043
Tokyu Corp.	562	11,080
Tokyu Fudosan Holdings Corp.	1,449	9,937
Toppan Printing Co. Ltd.	767	15,248
Toray Industries, Inc.	3,227	21,335
TOTO Ltd.	136	5,949
Toyo Suisan Kaisha Ltd.	102	4,396
Toyota Motor Corp.	4,611	321,604
Toyota Tsusho Corp.	1,859	64,932
Unicharm Corp.	221	7,235
USS Co. Ltd.	50	969
West Japan Railway Co.	159	13,992
Yakult Honsha Co. Ltd.	66	3,869
Yamada Denki Co. Ltd.	3,160	15,755
Yamaha Corp.	88	4,846
Yamaha Motor Co., Ltd.	747	15,600
Yaskawa Electric Corp.	133	4,882
Yokogawa Electric Corp.	203	3,713
ZOZO, Inc.	50	995
		4,217,245
Luxembourg-0.00%
SES S.A., FDR	94	1,248
Macau-0.03%
Sands China Ltd.	1,767	8,352
Malaysia-0.34%
AirAsia Group Bhd	5,912	2,392
AMMB Holdings Bhd	1,934	1,848
Axiata Group Bhd	5,780	5,716
British American Tobacco Malaysia Bhd	89	347
CIMB Group Holdings Bhd	5,427	6,731
DiGi.Com Bhd	1,472	1,579
Fraser & Neave Holdings Bhd	128	1,065
HAP Seng Consolidated Bhd	673	1,595
Hartalega Holdings Bhd	556	699
Hong Leong Bank Bhd	479	1,938
IHH Healthcare Bhd	2,201	2,830
Malayan Banking Bhd	4,079	8,331
Maxis Bhd	1,840	2,282
MISC Bhd	1,410	2,751
Nestle Malaysia Bhd	39	1,338
Petronas Dagangan Bhd.	1,286	7,051
Public Bank Bhd	958	4,500
RHB Bank Bhd	2,043	2,769
Sime Darby Bhd	16,748	9,023
Sime Darby Plantation Bhd	2,747	3,276
Telekom Malaysia Bhd	2,907	2,617
Tenaga Nasional Bhd	3,844	12,112
		82,790
Mexico-0.43%
Alsea S.A.B. de C.V.(a)	997	2,708
Arca Continental S.A.B. de C.V.	1,535	8,146
Cemex S.A.B. de C.V., Series CPO(e)	39,462	14,465
Coca-Cola FEMSA, S.A.B. de C.V., Series L	394	2,266
	Shares	Value
Mexico-(continued)
Fomento Economico Mexicano, S.A.B. de C.V., Series CPO(f)	1,670	$15,195
Grupo Bimbo, S.A.B. de C.V., Series A	8,768	15,194
Grupo Financiero Banorte S.A.B. de C.V., Class O	2,232	11,779
Infraestructura Energetica Nova S.A.B. de C.V.	333	1,369
Kimberly-Clark de Mexico, S.A.B. de C.V., Class A	634	1,217
Wal-Mart de Mexico S.A.B. de C.V., Series V	11,770	32,874
		105,213
Netherlands-2.00%
ABN AMRO Bank N.V., CVA(c)	907	15,491
Aegon N.V.	5,699	25,713
Akzo Nobel N.V.	111	10,638
ASML Holding N.V.	47	12,800
EXOR N.V.	2,107	161,321
Heineken Holding N.V.	276	26,476
Heineken N.V.	259	26,855
ING Groep N.V.	3,378	38,900
Koninklijke Ahold Delhaize N.V.	2,970	76,579
Koninklijke DSM N.V.	87	11,156
Koninklijke KPN N.V.	2,203	6,792
Koninklijke Philips N.V.	493	22,909
Koninklijke Vopak N.V.	35	1,867
NN Group N.V.	397	15,251
Prosus N.V.(a)	42	2,865
Randstad N.V.	477	27,801
Wolters Kluwer N.V.	74	5,317
		488,731
New Zealand-0.06%
Auckland International Airport Ltd.	90	522
Fisher & Paykel Healthcare Corp. Ltd.	68	967
Fletcher Building Ltd.	1,622	5,445
Mercury NZ Ltd.	396	1,220
Meridian Energy Ltd.	746	2,255
Ryman Healthcare Ltd.	33	320
Spark New Zealand Ltd.	1,024	2,984
		13,713
Norway-0.50%
Aker BP A.S.A.(b)	119	3,415
DNB A.S.A.	495	8,320
Equinor ASA	3,594	66,264
Gjensidige Forsikring A.S.A.	157	2,957
Mowi ASA	170	4,220
Norsk Hydro A.S.A.	4,675	16,548
Orkla A.S.A.	584	5,660
Schibsted A.S.A., Class B	38	980
Telenor A.S.A.	697	12,730
		121,094
Pakistan-0.01%
Habib Bank Ltd.	1,557	1,469
MCB Bank Ltd.	643	830
		2,299
Philippines-0.06%
Bank of the Philippine Islands	1,316	2,226
BDO Unibank, Inc.	1,449	4,329
Globe Telecom, Inc.	81	3,092
Metropolitan Bank & Trust Co.	2,008	2,618
SM Prime Holdings, Inc.	2,876	2,207
		14,472

Invesco Global ESG Revenue ETF (ESGF)—(continued)
November 30, 2019
(Unaudited)
	Shares	Value
Poland-0.20%
Bank Millennium S.A.(a)	450	$635
Bank Polska Kasa Opieki S.A.	91	2,438
CCC S.A.	30	862
Cyfrowy Polsat S.A.	420	2,998
KGHM Polska Miedz S.A.(a)	246	5,655
LPP S.A.	1	2,224
mBank S.A.(a)	16	1,523
Orange Polska S.A.(a)	1,803	2,946
Polski Koncern Naftowy ORLEN S.A.	1,161	27,578
Santander Bank Polska S.A.	29	2,039
		48,898
Portugal-0.22%
EDP - Energias de Portugal S.A., Class R	4,154	16,809
Galp Energia SGPS S.A.	1,084	17,660
Jeronimo Martins SGPS S.A.	1,222	19,530
		53,999
Qatar-0.13%
Commercial Bank P.S.Q.C. (The)	1,740	2,093
Ooredoo Q.P.S.C.	4,049	7,718
Qatar Fuel QSC	1,072	6,607
Qatar National Bank Q.P.S.C.	3,135	16,575
		32,993
Romania-0.00%
NEPI Rockcastle PLC	68	576
Russia-0.17%
Inter RAO UES PJSC	324,004	22,482
Novatek PJSC, GDR(c)	73	14,454
Polymetal International PLC	161	2,419
Polyus PJSC	29	3,109
		42,464
Saudi Arabia-0.18%
Banque Saudi Fransi	248	2,216
Saudi Basic Industries Corp.	1,722	41,787
		44,003
Singapore-0.71%
Ascendas REIT	319	695
BOC Aviation Ltd.(c)	200	1,889
CapitaLand Commercial Trust	207	304
CapitaLand Ltd.	1,465	3,943
CapitaLand Mall Trust	353	651
City Developments Ltd.	414	3,130
ComfortDelGro Corp. Ltd.	1,570	2,698
DBS Group Holdings Ltd.	827	15,271
Jardine Cycle & Carriage Ltd.	809	18,127
Keppel Corp. Ltd.	975	4,791
Oversea-Chinese Banking Corp. Ltd.	2,743	21,624
SATS Ltd.	362	1,318
Sembcorp Industries Ltd.	4,813	7,708
Singapore Airlines Ltd.	1,838	12,352
Singapore Exchange Ltd.	123	796
Singapore Press Holdings Ltd.	412	663
Singapore Technologies Engineering Ltd.	1,757	5,307
Singapore Telecommunications Ltd.	5,396	13,338
United Overseas Bank Ltd.	603	11,386
UOL Group Ltd.	354	2,009
Wilmar International Ltd.	14,796	44,254
		172,254
	Shares	Value
South Africa-0.72%
Absa Group Ltd.	833	$8,371
Anglo American PLC	1,237	32,425
Aspen Pharmacare Holdings Ltd.(a)	320	2,564
Bid Corp. Ltd.	381	8,389
Bidvest Group Ltd. (The)	359	4,973
Clicks Group Ltd.	156	2,666
Exxaro Resources Ltd.	167	1,520
FirstRand Ltd.	2,603	11,124
Foschini Group Ltd. (The)	249	2,637
Gold Fields Ltd.	456	2,395
Growthpoint Properties Ltd.	474	738
Investec Ltd.	294	1,690
Kumba Iron Ore Ltd.	164	4,207
Liberty Holdings Ltd.	430	3,271
Life Healthcare Group Holdings Ltd.	984	1,660
Mr Price Group Ltd.	107	1,278
MTN Group Ltd.	1,448	9,128
MultiChoice Group Ltd.(a)	393	3,251
Naspers Ltd., Class N	15	2,144
Nedbank Group Ltd.	503	7,518
Old Mutual Ltd.	4,248	5,375
Pick n Pay Stores Ltd.	1,338	6,198
PSG Group Ltd.	101	1,608
Redefine Properties Ltd.	950	534
Remgro Ltd.	240	3,148
Sanlam Ltd.	365	1,903
Shoprite Holdings Ltd.	1,201	10,504
SPAR Group Ltd. (The)	505	7,097
Standard Bank Group Ltd.	1,325	14,987
Telkom S.A. SOC Ltd.	507	1,622
Vodacom Group Ltd.	662	5,472
Woolworths Holdings Ltd.	1,376	4,900
		175,297
South Korea-3.00%
Amorepacific Corp.	25	4,000
Amorepacific Corp., Preference Shares	8	595
Amorepacific Group	78	5,362
Amorepacific Group, Rts. expiring 12/06/2019(a)	8	81
BNK Financial Group, Inc.	629	3,706
CJ CheilJedang Corp.	79	16,587
DB Insurance Co. Ltd.	317	14,949
GS Engineering & Construction Corp.	414	10,515
GS Holdings Corp.	368	14,908
Hana Financial Group, Inc.	420	12,712
Hankook Tire & Technology Co. Ltd. (The)	193	5,433
Hyundai Marine & Fire Insurance Co. Ltd.	581	13,773
Kangwon Land, Inc.	52	1,292
KB Financial Group, Inc.	774	30,176
KT&G Corp.	52	4,306
LG Chem Ltd.	82	21,278
LG Chem Ltd., Preference Shares	16	2,262
LG Corp.	118	7,093
LG Display Co. Ltd.(a)	1,710	21,282
LG Electronics, Inc.	830	49,119
LG Household & Health Care Ltd.	6	6,426
LG Household & Health Care Ltd., Preference Shares	1	630
LG Innotek Co. Ltd.	65	6,714
Lotte Chemical Corp.	72	13,411
NAVER Corp.	39	5,679
NCSoft Corp.	4	1,670
Samsung Card Co. Ltd.	107	3,361
Samsung Electro-Mechanics Co. Ltd.	80	7,518

Invesco Global ESG Revenue ETF (ESGF)—(continued)
November 30, 2019
(Unaudited)
	Shares	Value
South Korea-(continued)
Samsung Electronics Co., Ltd.	3,963	$168,767
Samsung Electronics Co., Ltd., Preference Shares	681	23,552
Samsung Fire & Marine Insurance Co., Ltd.	96	18,897
Samsung SDI Co. Ltd.	40	7,823
Shinhan Financial Group Co., Ltd.	597	22,012
SK Holdings Co. Ltd.	493	107,478
SK Innovation Co. Ltd.	377	46,760
SK Telecom Co., Ltd.	78	16,245
S-Oil Corp.	275	20,768
Woongjin Coway Co. Ltd.	32	2,428
Woori Financial Group, Inc.	1,076	10,659
Yuhan Corp.	8	1,463
		731,690
Spain-2.06%
ACS Actividades de Construccion y Servicios S.A.	1,218	47,447
Aena SME S.A.(c)	26	4,779
Amadeus IT Group S.A.	75	5,979
Banco Bilbao Vizcaya Argentaria, S.A.	9,113	48,044
Banco de Sabadell S.A.	7,276	8,079
Banco Santander S.A.	23,169	90,357
Bankia S.A.	2,559	4,962
Bankinter S.A.	431	3,017
CaixaBank, S.A.	4,649	13,732
Enagas S.A.	53	1,321
Endesa S.A.	850	23,130
Ferrovial, S.A.	96	2,853
Grifols S.A.(b)	101	3,453
Iberdrola S.A.	4,322	42,546
Industria de Diseno Textil, S.A.	1,026	31,969
Mapfre S.A.(b)	7,909	22,316
Naturgy Energy Group S.A.	1,036	26,958
Red Electrica Corp. S.A.	105	2,055
Repsol S.A.	3,852	60,693
Telefonica S.A.	7,583	58,126
		501,816
Sweden-1.00%
Alfa Laval AB	189	4,652
Assa Abloy AB, Class B	399	9,479
Atlas Copco AB, Class A	194	7,112
Atlas Copco AB, Class B	125	4,043
Boliden AB	233	6,012
Electrolux AB, Series B	530	13,626
Epiroc AB, Class A	289	3,375
Epiroc AB, Class B	142	1,597
Essity AB, Class B	395	12,421
Hennes & Mauritz AB, Class B(b)	1,111	21,454
Hexagon AB, Class B	81	4,581
Husqvarna AB, Class B	408	3,187
ICA Gruppen AB	283	12,358
Industrivarden AB, Class C	8	186
Investor AB, Class B	79	4,178
Kinnevik AB(a)(b)	8	49
Kinnevik AB, Class B	8	183
L E Lundbergforetagen AB, Class B	41	1,626
Lundin Petroleum AB	80	2,467
Sandvik AB	594	10,807
Skandinaviska Enskilda Banken AB, Class A	817	7,009
Skanska AB, Class B	811	17,928
SKF AB, Class B	450	8,598
Svenska Handelsbanken AB, Class A	776	7,620
Swedbank AB, Class A	482	6,279
	Shares	Value
Sweden-(continued)
Swedish Match AB	31	$1,486
Tele2 AB, Class B	190	2,805
Telefonaktiebolaget LM Ericsson, Class B	2,443	22,025
Telia Co. AB	2,215	9,592
Volvo AB, Class B	2,390	36,966
		243,701
Switzerland-2.53%
ABB Ltd.	1,147	25,101
Adecco Group AG	463	28,641
Alcon, Inc.(a)	120	6,630
Barry Callebaut AG	4	8,045
Chocoladefabriken Lindt & Spruengli AG, PC	1	7,630
Cie Financiere Richemont S.A.	216	16,461
Clariant AG(a)	272	5,623
Coca-Cola HBC AG(a)	222	7,406
Credit Suisse Group AG(a)	2,742	35,957
Dufry AG(a)	100	9,764
Geberit AG	7	3,760
Givaudan S.A.	2	5,882
Julius Baer Group Ltd.(a)	97	4,570
Kuehne + Nagel International AG	136	22,128
LafargeHolcim Ltd.(a)	535	27,603
Lonza Group AG(a)	16	5,437
Nestle S.A.	969	100,764
Novartis AG	626	57,667
Partners Group Holding AG	2	1,688
Roche Holding AG	170	52,428
SGS S.A.	3	7,811
Sika AG	40	6,967
Sonova Holding AG	13	2,970
STMicroelectronics N.V.	397	9,761
Straumann Holding AG	2	1,925
Swiss Life Holding AG	35	17,364
Swiss Prime Site AG(a)	15	1,585
Swiss Re AG	394	42,698
Swisscom AG	23	11,913
Temenos AG(a)	5	759
UBS Group AG(a)	3,193	38,724
Vifor Pharma AG	12	2,141
Zurich Insurance Group AG	101	39,648
		617,451
Taiwan-1.17%
Acer, Inc.	13,956	8,211
ASE Technology Holding Co. Ltd.	5,335	13,219
AU Optronics Corp.	42,744	12,301
Catcher Technology Co. Ltd.	340	2,780
Cathay Financial Holding Co. Ltd.	5,461	7,464
Chailease Holding Co. Ltd.	470	2,103
Cheng Shin Rubber Industry Co. Ltd.	2,579	3,516
Chicony Electronics Co. Ltd.	1,372	3,980
China Steel Corp.	17,884	13,716
Chunghwa Telecom Co., Ltd.	2,047	7,581
CTBC Financial Holding Co. Ltd.	21,330	15,275
Delta Electronics, Inc.	1,727	7,925
E.Sun Financial Holding Co. Ltd.	3,070	2,722
Eva Airways Corp.	13,896	6,376
Far Eastern New Century Corp.	8,559	8,346
Far EasTone Telecommunications Co. Ltd.	1,204	2,885
First Financial Holding Co. Ltd.	4,224	3,177
Fubon Financial Holding Co. Ltd.	13,449	19,748
Hiwin Technologies Corp.	130	1,110

Invesco Global ESG Revenue ETF (ESGF)—(continued)
November 30, 2019
(Unaudited)
	Shares	Value
Taiwan-(continued)
Hotai Motor Co. Ltd.	311	$6,085
Hua Nan Financial Holdings Co. Ltd.	3,639	2,588
Inventec Corp.	23,579	17,659
Lite-On Technology Corp.	4,107	6,515
MediaTek, Inc.	605	8,358
Mega Financial Holding Co. Ltd.	3,354	3,331
Micro-Star International Co. Ltd.	1,615	4,441
President Chain Store Corp.	861	8,621
Standard Foods Corp.	531	1,154
Taishin Financial Holding Co. Ltd.	4,349	2,031
Taiwan Business Bank	3,063	1,255
Taiwan Mobile Co. Ltd.	1,374	5,156
Taiwan Semiconductor Manufacturing Co., Ltd.	3,394	33,928
Tatung Co. Ltd.(a)	2,376	1,717
United Microelectronics Corp.	10,454	5,122
Win Semiconductors Corp.	100	992
Wistron Corp.	32,195	29,229
Yuanta Financial Holding Co. Ltd.	7,923	5,129
		285,746
Thailand-0.79%
Advanced Info Service PCL, NVDR	739	5,185
Airports of Thailand PCL, NVDR	929	2,321
Bangkok Dusit Medical Services PCL, NVDR	3,245	2,642
Banpu PCL, NVDR	8,040	3,086
BTS Group Holdings PCL, NVDR	3,536	1,603
Central Pattana PCL, NVDR	485	999
Electricity Generating PCL, NVDR	100	1,142
Energy Absolute PCL, NVDR	232	328
Home Product Center PCL, NVDR	4,094	2,236
Intouch Holdings PCL, NVDR	100	194
Kasikornbank PCL, NVDR	3,803	19,507
Minor International PCL, NVDR	2,947	3,755
Minor International PCL, Wts., expiring 9/30/2021(a)	91	11
Muangthai Capital PCL, NVDR	225	449
PTT Exploration & Production PCL, NVDR	1,378	5,472
PTT Global Chemical PCL, NVDR	9,752	17,347
PTT PCL, NVDR	53,194	76,136
Siam Cement PCL (The), NVDR	1,172	14,777
Siam Commercial Bank PCL (The), NVDR	1,938	7,760
Thai Oil PCL, NVDR	6,245	14,260
Thai Union Group PCL, NVDR	10,200	4,658
TMB Bank PCL, NVDR	32,955	1,745
Total Access Communication PCL, NVDR	1,300	2,302
True Corp. PCL, NVDR	26,673	3,919
		191,834
Turkey-0.19%
Anadolu Efes Biracilik ve Malt Sanayii A.S.	839	3,167
Arcelik AS(a)	1,780	6,235
Aselsan Elektronik Sanayi Ve Ticaret A.S.	536	1,742
KOC Holding A.S.	8,131	28,342
TAV Havalimanlari Holding A.S.	295	1,382
Turkcell Iletisim Hizmetleri A.S.	1,994	4,708
		45,576
United Arab Emirates-0.08%
Abu Dhabi Commercial Bank PJSC	2,636	5,418
Dubai Islamic Bank PJSC	2,505	3,614
First Abu Dhabi Bank PJSC	2,106	8,715
NMC Health PLC	90	2,921
		20,668
	Shares	Value
United Kingdom-8.08%
3i Group PLC	105	$1,455
Admiral Group PLC	35	969
Ashtead Group PLC	189	5,745
Associated British Foods PLC	658	21,865
AstraZeneca PLC	253	24,407
Auto Trader Group PLC(c)	61	443
Aviva PLC	6,171	32,232
BAE Systems PLC	3,077	22,822
Barclays PLC	17,340	38,475
Barratt Developments PLC	761	6,564
Berkeley Group Holdings PLC	65	3,856
BP PLC	46,025	285,879
British American Tobacco PLC	886	35,069
British Land Co. PLC (The)	147	1,094
BT Group PLC	12,302	30,482
Bunzl PLC	474	13,017
Burberry Group PLC	132	3,592
Centrica PLC	39,107	40,579
CNH Industrial N.V.	2,592	27,802
Coca-Cola European Partners PLC	262	13,221
Compass Group PLC	1,201	29,431
Croda International PLC	29	1,868
DCC PLC	245	20,941
Diageo PLC	414	16,949
Direct Line Insurance Group PLC	581	2,295
easyJet PLC	482	8,342
Experian PLC	165	5,470
GlaxoSmithKline PLC	1,895	42,994
GVC Holdings PLC	468	5,155
HSBC Holdings PLC	12,029	89,670
Imperial Brands PLC	915	20,158
Informa PLC	380	3,890
InterContinental Hotels Group PLC	46	2,979
Intertek Group PLC	58	4,138
ITV PLC	2,396	4,497
J Sainsbury PLC	14,790	40,997
JD Sports Fashion PLC	646	6,356
Johnson Matthey PLC	349	12,974
Kingfisher PLC	5,755	15,625
Land Securities Group PLC	91	1,128
Legal & General Group PLC	6,217	22,589
Liberty Global PLC, Class A(a)	128	2,886
Liberty Global PLC, Class C(a)	292	6,278
Linde PLC	140	28,869
Lloyds Banking Group PLC	63,440	50,180
London Stock Exchange Group PLC	32	2,844
Marks & Spencer Group PLC	7,055	17,736
Meggitt PLC	342	2,845
Micro Focus International PLC	160	2,344
Mondi PLC	412	8,929
National Grid PLC(b)	1,720	19,794
Next PLC	69	6,032
Ocado Group PLC(a)	143	2,451
Pearson PLC	542	4,533
Persimmon PLC	154	5,096
Prudential PLC	2,715	48,341
Reckitt Benckiser Group PLC	214	16,791
RELX PLC	388	9,400
Rentokil Initial PLC	558	3,211
Rolls-Royce Holdings PLC	2,272	20,913
Rolls-Royce Holdings PLC, Class C(a)(d)	98,072	127
Royal Bank of Scotland Group PLC (The)	7,339	21,473

Invesco Global ESG Revenue ETF (ESGF)—(continued)
November 30, 2019
(Unaudited)
	Shares	Value
United Kingdom-(continued)
Royal Dutch Shell PLC, Class A	7,097	$202,969
Royal Dutch Shell PLC, Class B	6,133	173,694
RSA Insurance Group PLC	1,218	8,687
Sage Group PLC (The)	266	2,594
Schroders PLC	74	3,158
Segro PLC	68	786
Severn Trent PLC	79	2,292
Smith & Nephew plc	197	4,411
Smiths Group PLC	156	3,352
Spirax-Sarco Engineering PLC	14	1,616
SSE PLC	580	9,753
St James’s Place PLC	930	13,094
Standard Chartered PLC	2,831	25,538
Standard Life Aberdeen PLC	601	2,464
Taylor Wimpey PLC	2,480	5,590
TechnipFMC PLC	662	12,472
Tesco PLC	28,599	84,862
Unilever N.V.	632	37,490
Unilever PLC	443	26,233
United Utilities Group PLC	245	2,705
Vodafone Group PLC	23,862	47,335
Weir Group PLC (The)	173	3,123
Whitbread PLC	37	2,202
WM Morrison Supermarkets PLC(b)	9,408	24,132
WPP PLC	1,638	21,198
		1,970,837
United States-29.69%
3M Co.	190	32,256
AbbVie, Inc.	377	33,074
ABIOMED, Inc.(a)	3	589
Accenture PLC, Class A	221	44,456
Activision Blizzard, Inc.	137	7,512
Acuity Brands, Inc.	29	3,793
Adobe, Inc.(a)	35	10,834
Advanced Micro Devices, Inc.(a)	158	6,186
AES Corp. (The)	585	11,062
Agilent Technologies, Inc.	75	6,058
Akamai Technologies, Inc.(a)	35	3,049
Align Technology, Inc.(a)	12	3,328
Allegion PLC	28	3,361
Alliant Energy Corp.	78	4,134
Allstate Corp. (The)	345	38,416
Ally Financial, Inc.	356	11,335
Alphabet, Inc., Class A(a)	50	65,204
Alphabet, Inc., Class C(a)	58	75,688
Amcor PLC	1,242	12,743
AMERCO	10	3,622
Ameren Corp.	81	6,021
American Electric Power Co., Inc.	178	16,260
American Express Co.	389	46,727
American Tower Corp.	33	7,063
American Water Works Co., Inc.	30	3,631
Ameriprise Financial, Inc.	80	13,110
AmerisourceBergen Corp.	2,096	184,259
Amgen, Inc.	109	25,584
Amphenol Corp., Class A	92	9,568
Analog Devices, Inc.	57	6,438
ANSYS, Inc.(a)	7	1,783
Apache Corp.	300	6,684
Apple, Inc.	989	264,310
Applied Materials, Inc.	263	15,228
Aptiv PLC	158	14,833
	Shares	Value
United States-(continued)
Aqua America, Inc.	22	$974
Aramark	379	16,540
Archer-Daniels-Midland Co.	1,491	64,009
Arconic, Inc.	460	14,242
Arista Networks, Inc.(a)	9	1,756
Arthur J. Gallagher & Co.	77	7,182
Autodesk, Inc.(a)	15	2,714
Automatic Data Processing, Inc.	84	14,346
Avery Dennison Corp.	54	7,040
AXA Equitable Holdings, Inc.	544	13,459
Axalta Coating Systems Ltd.(a)	167	4,754
Baker Hughes Co.	1,337	29,976
Ball Corp.	179	11,825
Bank of New York Mellon Corp. (The)	426	20,861
BB&T Corp.	257	14,063
Becton, Dickinson and Co.	68	17,578
Best Buy Co., Inc.	577	46,529
Biogen, Inc.(a)	52	15,590
BlackRock, Inc.	29	14,352
Booking Holdings, Inc.(a)	8	15,232
Booz Allen Hamilton Holding Corp.	95	6,912
BorgWarner, Inc.	234	9,840
Boston Properties, Inc.	22	3,048
Bristol-Myers Squibb Co.	414	23,573
Broadridge Financial Solutions, Inc.	37	4,577
Brown-Forman Corp., Class B	43	2,916
Bunge Ltd.	788	42,063
C.H. Robinson Worldwide, Inc.	217	16,676
Cadence Design Systems, Inc.(a)	33	2,318
Campbell Soup Co.	175	8,150
Cardinal Health, Inc.	2,682	147,590
Caterpillar, Inc.	396	57,313
CBRE Group, Inc., Class A(a)	410	23,378
Cerner Corp.	84	6,014
Cheniere Energy, Inc.(a)	129	7,810
Chevron Corp.	1,284	150,395
Chipotle Mexican Grill, Inc.(a)	7	5,697
Church & Dwight Co., Inc.	58	4,074
Cigna Corp.	269	53,778
Cisco Systems, Inc.	1,137	51,517
Citizens Financial Group, Inc.	233	8,961
Citrix Systems, Inc.	32	3,610
Clorox Co. (The)	39	5,781
CMS Energy Corp.	113	6,927
Coca-Cola Co. (The)	657	35,084
Cognex Corp.	19	953
Cognizant Technology Solutions Corp., Class A	268	17,181
Colgate-Palmolive Co.	234	15,870
Comerica, Inc.	63	4,436
Conagra Brands, Inc.	349	10,076
ConocoPhillips	636	38,122
Consolidated Edison, Inc.	142	12,338
Cooper Cos., Inc. (The)	9	2,818
Copart, Inc.(a)	29	2,581
Corning, Inc.	425	12,342
CSX Corp.	173	12,376
Cummins, Inc.	137	25,052
CVS Health Corp.	3,164	238,154
CyberArk Software Ltd.(a)	4	490
Darden Restaurants, Inc.	78	9,238
DaVita, Inc.(a)	138	9,904
Deere & Co.	226	37,979

Invesco Global ESG Revenue ETF (ESGF)—(continued)
November 30, 2019
(Unaudited)
	Shares	Value
United States-(continued)
Dell Technologies, Inc., Class C(a)	410	$19,881
Delta Air Lines, Inc.	818	46,880
DENTSPLY SIRONA, Inc.	75	4,241
Devon Energy Corp.	395	8,647
DexCom, Inc.(a)	6	1,364
Digital Realty Trust, Inc.	28	3,387
DocuSign, Inc.(a)	12	855
Dominion Energy, Inc.	178	14,794
Domino’s Pizza, Inc.	13	3,826
Dover Corp.	67	7,469
Dow, Inc.	885	47,232
Dropbox, Inc., Class A(a)	46	851
DTE Energy Co.	108	13,494
Duke Energy Corp.	285	25,128
Duke Realty Corp.	39	1,372
DuPont de Nemours, Inc.	320	20,739
DXC Technology Co.	580	21,651
Eaton Corp. PLC	243	22,477
eBay, Inc.	310	11,011
Ecolab, Inc.	78	14,560
Edison International	204	14,096
Edwards Lifesciences Corp.(a)	18	4,409
Elanco Animal Health, Inc.(a)	113	3,131
Eli Lilly and Co.	217	25,465
Entergy Corp.	99	11,523
Equinix, Inc.	9	5,102
Equity Residential	38	3,234
Estee Lauder Cos., Inc. (The), Class A	49	9,578
Eversource Energy	108	8,925
Exelon Corp.	793	35,209
Expedia Group, Inc.	116	11,793
Expeditors International of Washington, Inc.	113	8,448
F5 Networks, Inc.(a)	16	2,331
FactSet Research Systems, Inc.	5	1,298
Fastenal Co.	165	5,861
Ferguson PLC	257	22,346
Flex Ltd.(a)	2,193	26,031
FLIR Systems, Inc.	37	1,982
Flowserve Corp.	78	3,799
Fortinet, Inc.(a)	23	2,418
Fortive Corp.	93	6,712
Fortune Brands Home & Security, Inc.	104	6,579
Franklin Resources, Inc.	213	5,855
Gap, Inc. (The)	972	16,145
Garmin Ltd.	44	4,298
General Electric Co.	10,705	120,645
General Mills, Inc.	306	16,316
Gilead Sciences, Inc.	349	23,467
Goldman Sachs Group, Inc. (The)	241	53,345
Halliburton Co.	1,187	24,915
Hanesbrands, Inc.	519	7,821
Harley-Davidson, Inc.	167	6,075
Hasbro, Inc.	40	4,068
HCA Healthcare, Inc.	363	50,334
HD Supply Holdings, Inc.(a)	170	6,769
Healthpeak Properties, Inc.	91	3,174
Henry Schein, Inc.(a)	170	11,713
Hershey Co. (The)	35	5,186
Hess Corp.	100	6,209
Hewlett Packard Enterprise Co.	1,744	27,608
Hologic, Inc.(a)	72	3,695
Home Depot, Inc. (The)	473	104,301
	Shares	Value
United States-(continued)
Honeywell International, Inc.	210	$37,495
Hormel Foods Corp.	229	10,197
Host Hotels & Resorts, Inc.	354	6,191
HP, Inc.	2,920	58,634
Humana, Inc.	194	66,199
Huntington Ingalls Industries, Inc.	34	8,557
IDEX Corp.	17	2,767
IDEXX Laboratories, Inc.(a)	9	2,264
IHS Markit Ltd.(a)	66	4,795
Illinois Tool Works, Inc.	84	14,644
Ingersoll-Rand PLC	131	17,175
Ingredion, Inc.	72	5,988
Intel Corp.	1,236	71,750
Intercontinental Exchange, Inc.	55	5,179
International Business Machines Corp.	591	79,460
International Flavors & Fragrances, Inc.	37	5,226
International Paper Co.	512	23,726
Intuit, Inc.	25	6,472
Invesco Ltd.(g)	345	6,058
IQVIA Holdings, Inc.(a)	69	10,073
Iron Mountain, Inc.	136	4,368
Jack Henry & Associates, Inc.	12	1,823
Jacobs Engineering Group, Inc.	142	13,077
James Hardie Industries PLC, CDI	154	3,017
Jazz Pharmaceuticals PLC(a)	14	2,116
JM Smucker Co. (The)	75	7,882
Johnson & Johnson	621	85,381
Johnson Controls International PLC	577	24,713
Jones Lang LaSalle, Inc.	120	19,960
Juniper Networks, Inc.	193	4,837
Kansas City Southern	24	3,658
Kellogg Co.	214	13,936
KeyCorp	418	8,105
Keysight Technologies, Inc.(a)	40	4,281
Kimberly-Clark Corp.	141	19,224
Kimco Realty Corp.	67	1,449
Kraft Heinz Co. (The)	841	25,650
Kroger Co. (The)	4,616	126,201
L3Harris Technologies, Inc.	87	17,495
Laboratory Corp. of America Holdings(a)	71	12,233
Lam Research Corp.	35	9,339
Lamb Weston Holdings, Inc.	57	4,787
Leidos Holdings, Inc.	124	11,264
Lennox International, Inc.	15	3,838
Liberty Property Trust	17	1,048
Lincoln National Corp.	101	5,964
LKQ Corp.(a)	361	12,736
Lockheed Martin Corp.	150	58,654
Lowe’s Cos., Inc.	642	75,313
M&T Bank Corp.	43	7,084
ManpowerGroup, Inc.	230	21,307
Marathon Oil Corp.	473	5,510
Marsh & McLennan Cos., Inc.	154	16,643
Marvell Technology Group Ltd.	120	3,164
Masco Corp.	185	8,612
Mastercard, Inc., Class A	55	16,073
Maxim Integrated Products, Inc.	48	2,720
McCormick & Co., Inc.	29	4,908
Merck & Co., Inc.	532	46,380
Mettler-Toledo International, Inc.(a)	4	2,878
Microsoft Corp.	862	130,490
Mid-America Apartment Communities, Inc.	14	1,906

Invesco Global ESG Revenue ETF (ESGF)—(continued)
November 30, 2019
(Unaudited)
	Shares	Value
United States-(continued)
Middleby Corp. (The)(a)	21	$2,431
Mohawk Industries, Inc.(a)	71	9,895
Molson Coors Brewing Co., Class B	204	10,298
Mondelez International, Inc., Class A	472	24,799
Moody’s Corp.	21	4,760
Morgan Stanley	1,100	54,428
Mosaic Co. (The)	488	9,296
Motorola Solutions, Inc.	43	7,194
National Oilwell Varco, Inc.	402	9,065
Newell Brands, Inc.	429	8,245
Newmont Goldcorp Corp.	285	10,944
NextEra Energy, Inc.	76	17,770
Nielsen Holdings PLC	319	6,236
NIKE, Inc., Class B	356	33,282
NiSource, Inc.	178	4,708
Noble Energy, Inc.	188	3,903
Nordstrom, Inc.(b)	416	15,879
Norfolk Southern Corp.	62	11,997
Northern Trust Corp.	73	7,829
Northrop Grumman Corp.	94	33,066
NortonLifeLock, Inc.	205	5,104
Norwegian Cruise Line Holdings Ltd.(a)	122	6,544
Nucor Corp.	465	26,207
NVIDIA Corp.	49	10,620
Okta, Inc.(a)	3	389
Omnicom Group, Inc.	200	15,896
ON Semiconductor Corp.(a)	274	5,883
ONEOK, Inc.	178	12,647
Oracle Corp.	735	41,263
Owens Corning	111	7,444
PACCAR, Inc.	321	26,120
Parker-Hannifin Corp.	74	14,710
Paychex, Inc.	47	4,048
Paycom Software, Inc.(a)	3	830
PayPal Holdings, Inc.(a)	160	17,282
People’s United Financial, Inc.	139	2,294
PepsiCo., Inc.	496	67,372
PerkinElmer, Inc.	33	3,066
Perrigo Co. PLC	97	4,969
Phillips 66	929	106,575
Pinnacle West Capital Corp.	40	3,496
PNC Financial Services Group, Inc. (The)	142	21,756
PPG Industries, Inc.	118	15,203
PPL Corp.	232	7,895
Principal Financial Group, Inc.	135	7,438
Procter & Gamble Co. (The)	566	69,086
Progressive Corp. (The)	465	33,968
Prologis, Inc.	53	4,852
Prudential Financial, Inc.	404	37,822
PTC, Inc.(a)	15	1,149
Public Service Enterprise Group, Inc.	169	10,023
PVH Corp.	101	9,793
QIAGEN N.V.(a)	40	1,714
Quest Diagnostics, Inc.	75	7,991
Raytheon Co.	131	28,482
Regency Centers Corp.	18	1,171
Regions Financial Corp.	409	6,806
ResMed, Inc.	22	3,291
RingCentral, Inc., Class A(a)	4	690
Robert Half International, Inc.	108	6,286
Rockwell Automation, Inc.	34	6,659
Roku, Inc.(a)	4	641
	Shares	Value
United States-(continued)
Roper Technologies, Inc.	15	$5,406
S&P Global, Inc.	25	6,616
Sabre Corp.	162	3,634
salesforce.com, inc.(a)	104	16,941
SBA Communications Corp., Class A	7	1,655
Schlumberger Ltd.	962	34,824
Seagate Technology PLC	178	10,623
Sealed Air Corp.	126	4,754
Sempra Energy	83	12,223
ServiceNow, Inc.(a)	10	2,830
Sherwin-Williams Co. (The)	30	17,494
Simon Property Group, Inc.	34	5,141
Sirius XM Holdings, Inc.	981	6,847
Skyworks Solutions, Inc.	36	3,539
Snap-on, Inc.	26	4,172
Southern Co. (The)	358	22,192
Spirit AeroSystems Holdings, Inc., Class A	86	7,481
Splunk, Inc.(a)	18	2,686
Square, Inc., Class A(a)	51	3,525
Stanley Black & Decker, Inc.	95	14,985
Starbucks Corp.	314	26,825
State Street Corp.	182	13,668
Steel Dynamics, Inc.	359	12,109
STERIS PLC	21	3,174
SVB Financial Group(a)	16	3,708
Sysco Corp.	745	60,010
T. Rowe Price Group, Inc.	53	6,549
Take-Two Interactive Software, Inc.(a)	21	2,548
Tapestry, Inc.	235	6,319
Target Corp.	700	87,507
TE Connectivity Ltd.	153	14,185
Teledyne Technologies, Inc.(a)	9	3,078
Tesla, Inc.(a)(b)	72	23,756
Texas Instruments, Inc.	129	15,507
Tiffany & Co.	36	4,817
Titan Cement International S.A.(a)	85	1,728
TJX Cos., Inc. (The)	687	41,996
Tractor Supply Co.	81	7,650
TransUnion	29	2,503
Travelers Cos., Inc. (The)	210	28,711
Trimble, Inc.(a)	79	3,202
TripAdvisor, Inc.	54	1,534
Twilio, Inc., Class A(a)	5	516
Uber Technologies, Inc.(a)	464	13,734
UDR, Inc.	27	1,297
UGI Corp.	212	9,233
Under Armour, Inc., Class A(a)(b)	104	1,965
Under Armour, Inc., Class C(a)(b)	142	2,457
Union Pacific Corp.	131	23,055
United Parcel Service, Inc., Class B	478	57,231
United Rentals, Inc.(a)	62	9,489
United Technologies Corp.	502	74,467
Vail Resorts, Inc.	10	2,427
Varian Medical Systems, Inc.(a)	24	3,210
Ventas, Inc.	51	2,974
VeriSign, Inc.(a)	7	1,335
Verisk Analytics, Inc.	18	2,655
Vertex Pharmaceuticals, Inc.(a)	19	4,213
VF Corp.	158	13,989
VICI Properties, Inc.	37	915
Visa, Inc., Class A	106	19,558
VMware, Inc., Class A	17	2,646

Invesco Global ESG Revenue ETF (ESGF)—(continued)
November 30, 2019
(Unaudited)
	Shares	Value
United States-(continued)
Voya Financial, Inc.	158	$9,208
W.W. Grainger, Inc.	36	11,410
WABCO Holdings, Inc.(a)	30	4,043
Walmart, Inc.	4,369	520,304
Walt Disney Co. (The)	501	75,942
Waters Corp.(a)	12	2,665
Wayfair, Inc., Class A(a)(b)	69	5,859
WEC Energy Group, Inc.	85	7,535
Welltower, Inc.	63	5,328
West Pharmaceutical Services, Inc.	12	1,764
Western Union Co. (The)	208	5,591
Weyerhaeuser Co.	238	7,023
Willis Towers Watson PLC	44	8,643
Workday, Inc., Class A(a)	10	1,791
WP Carey, Inc.	15	1,251
Xcel Energy, Inc.	188	11,560
Xerox Holdings Corp.	245	9,538
Xilinx, Inc.	29	2,691
Xylem, Inc.	71	5,503
Zebra Technologies Corp., Class A(a)	23	5,772
Zions Bancorp. N.A.	69	3,435
Zoetis, Inc.	47	5,664
		7,244,113
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.04% (Cost $22,931,166)		24,411,120
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.25%
Invesco Government & Agency Portfolio, Institutional Class, 1.53%(h)(i)	219,490	$219,490
Invesco Liquid Assets Portfolio, Institutional Class, 1.72%(h)(i)	86,353	86,387
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $305,877)		305,877
TOTAL INVESTMENTS IN SECURITIES-101.29% (Cost $23,237,043)		24,716,997
OTHER ASSETS LESS LIABILITIES-(1.29)%		(314,192)
NET ASSETS-100.00%		$24,402,805

Investment Abbreviations:
ADR-American Depositary Receipt
BR-Bearer Shares
CDI-CREST Depository Interest
CPO-Certificates of Ordinary Participation
CVA-Dutch Certificates
FDR-Fiduciary Depositary Receipt
GDR-Global Depositary Receipt
NVDR-Non-Voting Depositary Receipt
PC-Participation Certificate
REIT-Real Estate Investment Trust
RSP-Registered Savings Plan Shares
Rts.-Rights
SDR-Swedish Depository Receipt
Wts.-Warrants

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at November 30, 2019.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2019 was $154,152, which represented less than 1% of the Fund’s Net Assets.
(d)	Security valued using significant unobservable inputs (Level 3). See Additional Valution Information.
(e)	Each CPO for Cemex SAB de CV represents two Series A shares and one Series B share.
(f)	Each CPO for Fomento Economico Mexicano SAB de CV represents one Series B share and four Series D shares.
(g)	The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates (excluding affiliated money market funds) for the three months ended November 30, 2019.

	Value August 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2019	Dividend Income
Invesco Ltd.	$5,417	$-	$-	$641	$-	$6,058	$107

Invesco Global ESG Revenue ETF (ESGF)—(continued)
November 30, 2019
(Unaudited)
(h)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of November 30, 2019.
(i)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments
Invesco Global Revenue ETF (RGLB)
November 30, 2019
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.77%
Argentina-0.05%
YPF S.A., ADR	697	$6,698
Australia-1.31%
AGL Energy Ltd.	460	6,350
AMP Ltd.	3,455	4,569
ASX Ltd.	76	4,200
Australia & New Zealand Banking Group Ltd.	746	12,534
BHP Group Ltd.	262	6,775
BlueScope Steel Ltd.	481	4,734
Caltex Australia Ltd.	356	8,322
CIMIC Group Ltd.	257	5,848
Coca-Cola Amatil Ltd.	388	2,987
Coles Group Ltd.	1,198	13,176
Computershare Ltd.	298	3,574
Flight Centre Travel Group Ltd.(a)	102	3,038
Insurance Australia Group Ltd.	792	4,227
Lendlease Group	439	5,734
Orica Ltd.	406	6,530
Origin Energy Ltd.	831	4,890
QBE Insurance Group Ltd.	371	3,182
Rio Tinto plc	110	5,978
South32 Ltd.	2,274	4,153
Tabcorp Holdings Ltd.	2,635	8,537
Telstra Corp. Ltd.	3,020	7,885
Transurban Group	872	9,054
Washington H Soul Pattinson & Co. Ltd.	192	2,899
Wesfarmers Ltd.	486	13,928
Woolworths Group Ltd.	722	19,417
Worley Ltd.	355	3,602
		176,123
Austria-0.17%
ANDRITZ AG	112	4,371
Erste Group Bank AG(b)	183	6,558
OMV AG	209	11,923
		22,852
Belgium-0.24%
Anheuser-Busch InBev S.A./N.V.	277	21,950
Umicore S.A.	248	10,659
		32,609
Brazil-1.21%
Ambev S.A.	1,300	5,550
B2W Cia Digital(b)	200	2,665
Banco Bradesco S.A.	2,543	18,795
Banco do Brasil S.A.	1,619	18,306
Banco Santander Brasil S.A.	1,211	12,630
BRF S.A.(b)	319	2,761
Centrais Eletricas Brasileiras S.A., Class B, Preference Shares	315	2,677
Centrais Eletricas Brasileiras S.A., Rts. expiring 12/17/2019(b)	64	1
Embraer S.A.	802	3,414
Energisa S.A.	503	5,470
Itau Unibanco Holding S.A., Preference Shares	800	6,584
Magazine Luiza S.A.	400	4,260
Natura Cosmeticos S.A.	430	3,368
Notre Dame Intermedica Participacoes S.A.	302	4,049
Petrobras Distribuidora S.A.	1,613	10,849
Petroleo Brasileiro S.A.	4,448	32,821
Raia Drogasil S.A.	191	5,104
	Shares	Value
Brazil-(continued)
Ultrapar Participacoes S.A.	1,409	$7,268
Vale S.A.(b)	1,382	16,336
		162,908
Canada-2.65%
Air Canada(b)	209	7,875
Alimentation Couche-Tard, Inc., Class B	600	19,632
Bombardier, Inc., Class B(b)	4,158	6,167
Brookfield Asset Management, Inc., Class A	469	27,136
CAE, Inc.	152	4,084
Canadian Tire Corp. Ltd., Class A	89	10,370
CCL Industries, Inc., Class B	102	4,363
Cenovus Energy, Inc.	798	7,053
CGI, Inc., Class A(b)	108	8,950
CI Financial Corp.	222	3,497
Constellation Software, Inc.	4	4,276
Empire Co. Ltd., Class A	250	6,695
Enbridge, Inc.	419	15,867
Fairfax Financial Holdings Ltd.	14	6,324
First Capital Realty, Inc.	311	5,053
George Weston Ltd.	243	19,766
Great-West Lifeco, Inc.	535	13,473
H&R REIT	449	7,295
Husky Energy, Inc.	508	3,698
iA Financial Corp., Inc.	85	4,352
Imperial Oil Ltd.	202	5,058
Intact Financial Corp.	45	4,640
Kinross Gold Corp.(b)	705	3,047
Kirkland Lake Gold Ltd.	51	2,142
Magna International, Inc.	356	19,614
Manulife Financial Corp.	360	7,082
Onex Corp.	156	9,290
Power Corp. of Canada	375	9,102
Power Financial Corp.	523	12,789
PrairieSky Royalty Ltd.	294	3,032
Quebecor, Inc., Class B	254	6,299
RioCan REIT	481	9,828
Royal Bank of Canada	521	42,649
Saputo, Inc.	215	6,499
SmartCentres REIT	323	7,789
Sun Life Financial, Inc.(a)	159	7,255
Suncor Energy, Inc.	143	4,460
Teck Resources Ltd., Class B	246	3,852
West Fraser Timber Co. Ltd.	54	2,349
Wheaton Precious Metals Corp.	166	4,562
		357,264
Chile-0.22%
Aguas Andinas S.A., Class A	6,633	2,705
Banco de Chile	40,903	4,141
Empresas COPEC S.A.	796	6,313
Enel Americas S.A.	38,049	7,282
Enel Chile S.A.	49,744	3,723
Latam Airlines Group S.A.	522	5,466
		29,630
China-7.44%
360 Security Technology, Inc., A Shares	800	2,361
Agile Group Holdings Ltd.	2,366	3,313
Agricultural Bank of China Ltd., A Shares	23,600	12,159
Aier Eye Hospital Group Co. Ltd., A Shares	750	4,261
Alibaba Group Holding Ltd., ADR(b)	101	20,200
Aluminum Corp. of China Ltd., A Shares(b)	8,600	4,015

Invesco Global Revenue ETF (RGLB)—(continued)
November 30, 2019
(Unaudited)
	Shares	Value
China-(continued)
BAIC Motor Corp. Ltd., H Shares(c)	5,000	$2,804
Baidu, Inc., ADR(b)	57	6,756
Bank of Chengdu Co., Ltd., A Shares	3,600	4,375
Bank of China Ltd., H Shares	61,183	24,543
Bank of Communications Co., Ltd., A Shares	12,100	9,488
BYD Electronic International Co. Ltd.	1,899	3,396
China Agri-Industries Holdings Ltd.	20,125	10,567
China CITIC Bank Corp. Ltd., A Shares	9,400	8,027
China Communications Construction Co. Ltd., H Shares	12,528	9,747
China Communications Services Corp. Ltd., H Shares	3,907	2,630
China Construction Bank Corp., H Shares	74,642	59,407
China Eastern Airlines Corp. Ltd., H Shares(b)	8,050	4,083
China Evergrande Group(a)(b)	9,206	21,969
China Hongqiao Group Ltd.	8,000	4,200
China Jinmao Holdings Group Ltd.	4,348	2,888
China Life Insurance Co., Ltd., H Shares	3,796	9,592
China Mengniu Dairy Co. Ltd.(b)	845	3,233
China Merchants Bank Co. Ltd., A Shares	1,400	7,179
China Minsheng Banking Corp. Ltd., A Shares	9,520	8,360
China Mobile Ltd.	4,242	31,973
China National Building Material Co. Ltd., H Shares	6,260	6,046
China Oilfield Services Ltd., H Shares	3,332	4,486
China Overseas Land & Investment Ltd.	1,729	5,798
China Pacific Insurance (Group) Co., Ltd., H Shares	1,112	3,935
China Petroleum & Chemical Corp., A Shares	31,000	22,015
China Petroleum & Chemical Corp., H Shares	68,325	38,318
China Power International Development Ltd.	13,999	2,897
China Railway Construction Corp. Ltd., A Shares	7,200	9,909
China Railway Construction Corp. Ltd., H Shares	7,969	8,226
China Railway Group Ltd., A Shares	7,800	6,272
China Railway Group Ltd., H Shares	10,603	6,204
China Resources Beer Holdings Co. Ltd.	1,073	5,620
China Resources Gas Group Ltd.	1,204	6,706
China Resources Land Ltd.	2,293	9,916
China Resources Pharmaceutical Group Ltd.(c)	10,112	8,836
China Shenhua Energy Co. Ltd., A Shares	3,100	7,593
China State Construction Engineering Corp. Ltd., A Shares	26,900	19,563
China State Construction International Holdings Ltd.	3,814	3,006
China Taiping Insurance Holdings Co. Ltd.	3,094	7,154
China Unicom Hong Kong Ltd.	15,637	13,384
China Vanke Co., Ltd., A Shares	2,600	10,250
CITIC Ltd.	26,222	32,829
CNOOC Ltd.	12,281	17,823
COSCO SHIPPING Holdings Co. Ltd., H Shares(b)	13,082	4,830
Country Garden Holdings Co. Ltd.	14,939	20,802
Country Garden Services Holdings Co. Ltd.	788	2,547
Datang International Power Generation Co. Ltd., H Shares	20,125	3,728
ENN Energy Holdings Ltd.	427	4,637
Fosun International Ltd.	5,540	7,460
Foxconn Industrial Internet Co., Ltd., A Shares	2,300	5,453
Geely Automobile Holdings Ltd.	4,515	8,444
GOME Retail Holdings Ltd.(a)(b)	49,531	4,366
Guanghui Energy Co., Ltd., A Shares	8,200	3,793
Haidilao International Holding Ltd.(c)	663	2,787
Hengan International Group Co. Ltd.	610	4,029
Hengyi Petrochemical Co., Ltd., A Shares	1,600	3,172
Huaneng Power International, Inc., A Shares	8,700	7,417
Huaxi Securities Co., Ltd., A Shares	1,800	2,421
	Shares	Value
China-(continued)
Industrial & Commercial Bank of China Ltd., A Shares	10,100	$8,323
Industrial & Commercial Bank of China Ltd., H Shares	40,481	28,857
Inner Mongolia Junzheng Energy & Chemical Industry Group Co., Ltd., A Shares(b)	9,300	3,997
JD.com, Inc., ADR(b)	723	23,606
Jiangxi Copper Co. Ltd., H Shares	6,836	7,886
Kunlun Energy Co. Ltd.	8,000	6,776
Legend Holdings Corp., H Shares(c)	5,128	10,547
Lenovo Group Ltd.	23,159	15,296
Lens Technology Co., Ltd., A Shares	1,400	2,556
Lepu Medical Technology Beijing Co., Ltd., A Shares	500	2,296
Longfor Group Holdings Ltd.(c)	1,402	5,740
Maanshan Iron & Steel Co. Ltd., H Shares(a)	10,000	3,794
Mango Excellent Media Co., Ltd., A Shares(b)	510	2,211
Meituan Dianping, B Shares(b)(c)	500	6,592
Metallurgical Corp. of China Ltd., H Shares	23,998	4,997
NetEase, Inc., ADR	22	6,937
Ningbo Zhoushan Port Co. Ltd., A Shares	7,500	3,864
Oppein Home Group, Inc., A Shares	200	2,818
Peoples Insurance Co. Group of China Ltd. (The), H Shares	9,547	3,830
PetroChina Co., Ltd., A Shares	41,900	33,334
PetroChina Co., Ltd., H Shares	6,000	2,767
PICC Property & Casualty Co. Ltd., H Shares	4,887	5,656
Ping An Insurance (Group) Co. of China Ltd., H Shares	1,340	15,184
Postal Savings Bank of China Co. Ltd., H Shares(a)(c)	14,101	9,151
SAIC Motor Corp. Ltd., A Shares	3,500	11,581
Seazen Group Ltd.(a)(b)	4,000	4,262
SF Holding Co., Ltd., A Shares	1,100	5,941
Shanghai Construction Group Co. Ltd., A Shares	10,200	5,052
Shenzhen Inovance Technology Co., Ltd., A Shares	1,000	3,739
Shenzhen Investment Ltd.	8,050	3,167
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., A Shares	100	2,557
Shimao Property Holdings Ltd.	1,731	6,269
Sinopec Shanghai Petrochemical Co. Ltd., A Shares	19,200	10,684
Sinopharm Group Co. Ltd., H Shares	2,800	9,247
Sinotrans Ltd., H Shares	17,082	5,325
Sinotruk Hong Kong Ltd.	2,000	3,378
Songcheng Performance Development Co., Ltd., A Shares	800	3,113
Sunac China Holdings Ltd.	2,000	9,747
Tencent Holdings Ltd.	448	18,990
Tingyi Cayman Islands Holding Corp.	2,617	4,259
Tongling Nonferrous Metals Group Co., Ltd., A Shares	17,500	5,305
Vipshop Holdings Ltd., ADR(b)	495	6,326
Wanhua Chemical Group Co. Ltd., A Shares	400	2,756
Weichai Power Co. Ltd., H Shares	2,752	4,704
Xiaomi Corp., B Shares(b)(c)	6,635	7,586
Xinyi Solar Holdings Ltd., A Shares	6,000	3,687
Yanzhou Coal Mining Co. Ltd., A Shares	2,200	2,940
Yum China Holdings, Inc.	142	6,322
Yunda Holding Co. Ltd., A Shares	600	2,482
Zhengqi Financial Holding Corp., Rts.(b)(d)	276	0
Zhongsheng Group Holdings Ltd.	2,016	7,147
ZTO Express Cayman, Inc., ADR	201	4,277
		1,002,056

Invesco Global Revenue ETF (RGLB)—(continued)
November 30, 2019
(Unaudited)
	Shares	Value
Colombia-0.11%
Grupo Aval Acciones y Valores S.A., Preference Shares	37,414	$15,021
Czech Republic-0.03%
Moneta Money Bank A.S.(c)	1,133	3,765
Denmark-0.42%
AP Moller - Maersk A/S, Class B	12	16,784
Danske Bank A/S	316	4,270
DSV Panalpina A/S	86	9,371
ISS A/S	243	5,582
Novo Nordisk A/S, Class B	139	7,819
Orsted A/S(c)	66	6,087
Vestas Wind Systems A/S	70	6,667
		56,580
Egypt-0.02%
Commercial International Bank Egypt S.A.E.	473	2,312
Finland-0.21%
Fortum Oyj	353	8,326
Neste Oyj	295	9,979
Nokia Oyj	2,712	9,603
		27,908
France-5.01%
Airbus SE	222	32,653
Atos SE	75	6,374
AXA S.A.	1,726	46,997
BNP Paribas S.A.	681	38,272
Bollore S.A.	3,146	13,459
Bouygues S.A.	565	23,100
Carrefour S.A.	1,890	31,217
Casino Guichard Perrachon S.A.	325	14,312
Cie de Saint-Gobain	286	11,589
Cie Generale des Etablissements Michelin SCA	22	2,641
CNP Assurances	878	17,348
Credit Agricole S.A.	3,381	46,282
Electricite de France S.A.	2,490	25,599
Engie S.A.	2,141	33,899
Faurecia S.A.	89	4,724
L’Oreal S.A.	16	4,564
LVMH Moet Hennessy Louis Vuitton SE	67	30,089
Orange S.A.(a)	1,727	28,563
Peugeot S.A.	1,370	33,111
Renault S.A.	459	21,992
Sanofi	247	23,016
Sartorius Stedim Biotech	26	4,131
SCOR SE	228	9,802
Societe Generale S.A.	871	27,428
Sodexo S.A.	46	5,366
Suez	338	5,007
TOTAL S.A.	1,443	75,798
Valeo S.A.	139	5,480
Veolia Environnement S.A.	874	22,396
Vinci S.A.	273	29,794
		675,003
Germany-5.01%
adidas AG	37	11,535
Allianz SE	116	27,799
Aroundtown S.A.	278	2,416
BASF SE	459	34,526
Bayer AG	231	17,498
Bayerische Motoren Werke AG	563	45,502
	Shares	Value
Germany-(continued)
Carl Zeiss Meditec AG, BR	22	$2,693
Commerzbank AG	1,149	6,665
Continental AG	68	8,892
Covestro AG(c)	186	8,716
Daimler AG	1,268	71,583
Deutsche Bank AG	2,269	16,372
Deutsche Lufthansa AG	950	18,037
Deutsche Post AG	655	24,439
Deutsche Telekom AG	2,230	37,462
E.ON SE	1,705	17,856
Fresenius Medical Care	116	8,513
Fresenius SE & Co. KGaA	325	17,788
HeidelbergCement AG	152	11,246
Henkel AG & Co. KGaA	46	4,453
HOCHTIEF AG	101	12,417
Knorr-Bremse AG	67	6,522
METRO AG	808	13,029
Muenchener Rueckversicherungs-Gesellschaft AG	75	21,550
RWE AG	239	7,091
SAP SE	71	9,667
Siemens AG	356	45,973
Siemens Healthineers AG(c)	247	11,989
thyssenkrupp AG(a)	1,342	16,839
TUI AG	909	12,505
Uniper SE	1,098	35,472
Volkswagen AG, Preference Shares	457	88,422
		675,467
Greece-0.06%
Eurobank Ergasias S.A.(b)	3,506	3,696
Motor Oil Hellas Corinth Refineries S.A.	212	4,965
		8,661
Hong Kong-1.16%
AIA Group Ltd.	2,429	24,328
CK Hutchison Holdings Ltd.	500	4,541
CLP Holdings Ltd.	500	5,155
Dairy Farm International Holdings Ltd.	1,000	5,850
Haier Electronics Group Co. Ltd.	2,123	5,899
Jardine Matheson Holdings Ltd.	678	38,117
Jardine Strategic Holdings Ltd.	678	21,526
Melco Resorts & Entertainment Ltd., ADR	343	7,299
MTR Corp. Ltd.	1,500	8,412
Nine Dragons Paper Holdings Ltd.	6,807	6,931
Sun Art Retail Group Ltd.	6,064	6,864
WH Group Ltd.	10,844	11,138
Yue Yuen Industrial Holdings Ltd.	3,224	9,535
		155,595
Hungary-0.07%
OTP Bank Nyrt	189	8,907
India-2.18%
Ambuja Cements Ltd.	1,905	5,435
Axis Bank Ltd.	843	8,685
Bharat Petroleum Corp. Ltd.	2,679	19,104
Bharti Airtel Ltd.	1,371	8,456
Coal India Ltd.	1,821	5,210
GAIL (India) Ltd.	4,170	7,327
Grasim Industries Ltd.	688	7,548
HCL Technologies Ltd.	383	6,020
HDFC Life Insurance Co. Ltd.(c)	378	3,011
Hindalco Industries Ltd.	3,532	9,854
Hindustan Petroleum Corp. Ltd.	3,981	15,683

Invesco Global Revenue ETF (RGLB)—(continued)
November 30, 2019
(Unaudited)
	Shares	Value
India-(continued)
ICICI Bank Ltd.	1,770	$12,648
Indian Oil Corp. Ltd.	14,770	27,054
Infosys Ltd.	559	5,426
Larsen & Toubro Ltd.	441	8,179
Oil & Natural Gas Corp. Ltd.	12,991	23,859
Pidilite Industries Ltd.	272	4,940
Power Grid Corp. of India Ltd.	2,056	5,540
Reliance Industries Ltd.	1,659	35,872
State Bank of India(b)	4,591	21,877
Tata Consultancy Services Ltd.	294	8,415
Tata Motors Ltd.(b)	6,781	15,266
Tata Steel Ltd.	2,062	12,288
Tech Mahindra Ltd.	368	3,906
Vedanta Ltd.	3,460	6,974
Wipro Ltd.	1,479	4,901
		293,478
Indonesia-0.24%
PT Bank Central Asia Tbk	7,313	16,280
PT Barito Pacific Tbk	28,935	2,790
PT Indofood Sukses Makmur Tbk	8,530	4,808
PT Unilever Indonesia Tbk	2,911	8,626
		32,504
Ireland-0.13%
CRH PLC	187	7,161
Kingspan Group PLC	185	9,979
		17,140
Israel-0.12%
Check Point Software Technologies Ltd.(b)	21	2,476
Israel Discount Bank Ltd., Class A	1,402	6,464
Teva Pharmaceutical Industries Ltd., ADR(b)	723	7,534
		16,474
Italy-1.05%
Assicurazioni Generali S.p.A.	1,229	25,110
Enel S.p.A.	5,066	38,296
Eni S.p.A.	2,289	34,612
FinecoBank Banca Fineco S.p.A.	313	3,886
Leonardo S.p.A.	491	5,747
Pirelli & C S.p.A.(c)	937	5,320
Poste Italiane S.p.A.(c)	566	6,609
Telecom Italia S.p.A.(b)	14,937	9,358
UniCredit S.p.A.	920	12,743
		141,681
Japan-14.35%
Advantest Corp.	84	4,104
Aeon Co. Ltd.	1,611	32,850
AGC, Inc.	202	7,369
Aisin Seiki Co. Ltd.	503	19,016
Ajinomoto Co., Inc.	302	5,030
Alfresa Holdings Corp.	604	12,470
Alps Alpine Co. Ltd.	300	6,769
Asahi Group Holdings, Ltd.	180	8,656
Asahi Intecc Co. Ltd.	100	2,913
Asahi Kasei Corp.	1,003	11,261
Benesse Holdings, Inc.	200	5,274
Bridgestone Corp.	551	22,013
Brother Industries Ltd.	300	5,945
Calbee, Inc.	101	3,251
Chubu Electric Power Co., Inc.	600	8,361
Coca-Cola Bottlers Japan Holdings, Inc.(a)	184	4,417
	Shares	Value
Japan-(continued)
CyberAgent, Inc.	100	$3,452
Dai Nippon Printing Co., Ltd.	400	10,691
Dai-ichi Life Holdings, Inc.	1,308	21,057
Daito Trust Construction Co., Ltd.	101	12,345
Daiwa House Industry Co., Ltd.	448	13,701
Denso Corp.	488	21,782
East Japan Railway Co.	100	9,195
Fuji Electric Co. Ltd.	201	6,185
FUJIFILM Holdings Corp.	302	14,263
Fujitsu Ltd.	191	17,356
Hakuhodo DY Holdings, Inc.	603	9,741
Hino Motors Ltd.	1,107	10,826
Hitachi Construction Machinery Co. Ltd.	300	7,906
Hitachi High-Technologies Corp.	100	6,520
Hitachi, Ltd.	826	32,434
Holdings Corp.	1,712	5,894
Honda Motor Co., Ltd.	1,985	55,593
Idemitsu Kosan Co. Ltd.	688	18,772
IHI Corp.	302	7,040
Iida Group Holdings Co. Ltd.	604	10,728
Isetan Mitsukoshi Holdings Ltd.	806	7,176
Isuzu Motors Ltd.	1,006	11,763
ITOCHU Corp.	2,034	44,354
Itochu Techno-Solutions Corp.	101	2,696
Japan Post Holdings Co. Ltd.	2,815	26,451
Japan Post Insurance Co. Ltd.	600	10,317
Japan Tobacco, Inc.	590	13,439
JFE Holdings, Inc.	1,400	17,834
JGC Holdings Corp.	301	4,373
JTEKT Corp.	700	8,693
JXTG Holdings, Inc.	8,646	38,418
Kajima Corp.	832	10,963
Kansai Electric Power Co., Inc. (The)	1,007	11,476
Kawasaki Heavy Industries Ltd.	400	8,978
KDDI Corp.	805	23,075
Kikkoman Corp.	100	5,022
Kirin Holdings Co. Ltd.	446	9,868
Komatsu Ltd.	479	11,228
Konica Minolta, Inc.	604	3,955
Kubota Corp.	604	9,313
Kyushu Electric Power Co., Inc.	600	5,282
LIXIL Group Corp.	404	6,825
Marubeni Corp.	3,925	28,967
Maruichi Steel Tube Ltd.	302	8,687
Mazda Motor Corp.	1,709	15,138
Medipal Holdings Corp.	805	17,260
MEIJI Holdings Co. Ltd.	101	6,862
MINEBEA MITSUMI, Inc.	300	5,819
MISUMI Group, Inc.	127	3,143
Mitsubishi Chemical Holdings Corp.	2,486	18,426
Mitsubishi Corp.	2,042	53,441
Mitsubishi Electric Corp.	1,363	18,813
Mitsubishi Heavy Industries Ltd.	403	15,412
Mitsubishi Materials Corp.	300	8,010
Mitsubishi Motors Corp.	2,650	11,857
Mitsubishi UFJ Financial Group, Inc.	5,810	30,671
Mitsui & Co., Ltd.	1,547	27,398
Mitsui Fudosan Co., Ltd.	303	7,534
Mitsui OSK Lines Ltd.	300	7,862
MS&AD Insurance Group Holdings, Inc.	504	16,297
NEC Corp.	202	8,070
Nippon Express Co. Ltd.	200	12,675

Invesco Global Revenue ETF (RGLB)—(continued)
November 30, 2019
(Unaudited)
	Shares	Value
Japan-(continued)
Nippon Paint Holdings Co. Ltd.	100	$5,333
Nippon Steel Corp.	1,891	27,723
Nippon Telegraph & Telephone Corp.	891	44,969
Nippon Yusen KK	605	10,381
Nissan Motor Co. Ltd.	6,575	40,755
Nisshin Seifun Group, Inc.	201	3,774
Nomura Real Estate Holdings, Inc.	201	4,855
NSK Ltd.	704	6,801
NTT DOCOMO, Inc.	400	10,969
Obayashi Corp.	1,000	10,593
Oji Holdings Corp.	1,500	8,561
ORIX Corp.	626	10,247
Otsuka Corp.	100	4,004
Panasonic Corp.	3,694	34,811
Persol Holdings Co. Ltd.	201	3,695
Rakuten, Inc.	600	5,200
Recruit Holdings Co., Ltd.	302	10,926
Renesas Electronics Corp.(b)	609	3,965
Ricoh Co. Ltd.	855	8,799
Sega Sammy Holdings, Inc.	301	4,340
Seiko Epson Corp.	500	7,607
Seven & i Holdings Co., Ltd.	705	26,253
SG Holdings Co. Ltd.	202	4,844
Sharp Corp.	606	9,153
Shiseido Co. Ltd.	101	7,291
Softbank Corp.	1,007	13,664
SoftBank Group Corp.	804	31,225
Sompo Holdings, Inc.	202	7,961
Sony Corp.	539	33,981
Sony Financial Holdings, Inc.	201	4,662
Subaru Corp.	504	13,193
Sumitomo Chemical Co., Ltd.	3,183	14,358
Sumitomo Corp.	1,409	21,217
Sumitomo Electric Industries Ltd.	1,309	19,532
Sumitomo Metal Mining Co., Ltd.	200	6,056
Sumitomo Mitsui Financial Group, Inc.	805	29,323
Suzuken Co. Ltd.	224	9,788
Suzuki Motor Corp.	275	12,194
T&D Holdings, Inc.	600	7,057
Taiheiyo Cement Corp.	300	8,670
Taisei Corp.	200	7,844
Takeda Pharmaceutical Co. Ltd.	206	8,380
TDK Corp.	101	10,616
Tohoku Electric Power Co., Inc.	1,207	11,959
Tokio Marine Holdings, Inc.	302	16,414
Tokyo Century Corp.	100	5,333
Tokyo Electric Power Co. Holdings, Inc.(b)	4,123	18,072
Tokyo Gas Co., Ltd.	555	13,402
Tokyu Fudosan Holdings Corp.	704	4,828
Toray Industries, Inc.	1,377	9,104
Toshiba Corp.	457	16,400
TOTO Ltd.	100	4,374
Toyo Seikan Group Holdings Ltd.	301	5,242
Toyo Suisan Kaisha Ltd.	101	4,353
Toyota Motor Corp.	1,696	118,291
Toyota Tsusho Corp.	705	24,624
Welcia Holdings Co. Ltd.	100	6,127
Yamada Denki Co. Ltd.	2,000	9,972
Yamaha Motor Co., Ltd.	403	8,416
Yamato Holdings Co. Ltd.	503	8,598
Yamazaki Baking Co. Ltd.	202	3,702
		1,933,802
	Shares	Value
Luxembourg-0.26%
ArcelorMittal S.A.	1,873	$32,068
Reinet Investments SCA	180	3,504
		35,572
Macau-0.04%
SJM Holdings Ltd.	4,788	4,881
Malaysia-0.26%
Genting Plantations Bhd	5,153	12,733
IHH Healthcare Bhd	6,854	8,813
QL Resources Bhd	4,000	6,944
Sime Darby Plantation Bhd	6,022	7,180
		35,670
Mexico-0.55%
Alfa S.A.B. de C.V., Class A	8,825	6,949
Alsea S.A.B. de C.V.(b)	1,378	3,743
America Movil S.A.B. de C.V., Series L	19,501	14,997
Arca Continental S.A.B. de C.V.	704	3,736
Cemex S.A.B. de C.V., Series CPO(e)	17,553	6,434
Fomento Economico Mexicano, S.A.B. de C.V., Series CPO(f)	449	4,086
Grupo Bimbo, S.A.B. de C.V., Series A	2,966	5,140
Grupo Financiero Banorte S.A.B. de C.V., Class O	836	4,412
Grupo Mexico S.A.B. de C.V., Class B	1,715	4,491
Grupo Televisa SAB, Series CPO(g)	1,402	3,058
Orbia Advance Corp. S.A.B. de C.V.	2,359	5,162
Wal-Mart de Mexico S.A.B. de C.V., Series V	4,338	12,116
		74,324
Netherlands-1.45%
Aegon N.V.	2,137	9,642
Akzo Nobel N.V.	135	12,938
Altice Europe N.V.(b)	1,390	8,279
EXOR N.V.	784	60,026
Heineken Holding N.V.	72	6,907
Heineken N.V.	68	7,051
ING Groep N.V.	1,875	21,592
Koninklijke Ahold Delhaize N.V.	1,258	32,437
Koninklijke Philips N.V.	164	7,621
NXP Semiconductors N.V.	83	9,593
Randstad N.V.	328	19,117
		195,203
New Zealand-0.04%
Fisher & Paykel Healthcare Corp. Ltd.	421	5,986
Norway-0.39%
DNB A.S.A.	576	9,682
Equinor ASA	1,677	30,919
Norsk Hydro A.S.A.	1,442	5,104
Yara International A.S.A.	184	6,943
		52,648
Peru-0.04%
Southern Copper Corp.	140	5,324
Philippines-0.15%
Altus San Nicolas Corp.(b)(d)	95	10
BDO Unibank, Inc.	1,867	5,577
GT Capital Holdings, Inc.	145	2,553
Manila Electric Co.	973	6,108
Robinsons Land Corp.	4,959	2,557
Security Bank Corp.	912	3,679
		20,484

Invesco Global Revenue ETF (RGLB)—(continued)
November 30, 2019
(Unaudited)
	Shares	Value
Poland-0.18%
Bank Millennium S.A.(b)	2,276	$3,212
Grupa Lotos S.A.	202	4,735
PGE Polska Grupa Energetyczna S.A.(b)	2,239	4,993
Polski Koncern Naftowy ORLEN S.A.	451	10,713
		23,653
Portugal-0.14%
EDP - Energias de Portugal S.A., Class R	4,541	18,375
Qatar-0.15%
Masraf Al Rayan Q.S.C.	14,126	14,937
Qatar Fuel QSC	826	5,091
		20,028
Russia-1.62%
Evraz PLC	966	4,628
Gazprom PJSC, ADR	6,879	54,647
LUKOIL PJSC, ADR	643	61,316
Magnit PJSC, GDR(c)	846	9,657
MMC Norilsk Nickel PJSC, ADR	580	15,225
Mobile TeleSystems PJSC, ADR	762	7,193
Rosneft Oil Co. PJSC, GDR(c)	4,600	31,188
Sberbank of Russia PJSC, ADR	1,723	25,208
VTB Bank PJSC, GDR(c)	6,928	9,561
		218,623
Saudi Arabia-0.27%
Al Rajhi Bank	148	2,455
National Commercial Bank	218	2,674
Rabigh Refining & Petrochemical Co.(b)	502	2,578
Saudi Airlines Catering Co.	174	4,120
Saudi Basic Industries Corp.	562	13,638
Saudi Electricity Co.	959	5,186
Saudi Telecom Co.	154	3,828
Yanbu National Petrochemical Co., Class A	163	2,178
		36,657
Singapore-0.44%
BOC Aviation Ltd.(c)	243	2,296
Jardine Cycle & Carriage Ltd.	200	4,481
Singapore Exchange Ltd.	3,331	21,558
Venture Corp. Ltd.	503	5,837
Wilmar International Ltd.	8,443	25,253
		59,425
South Africa-0.54%
Anglo American Platinum Ltd.	57	4,717
Anglo American PLC	294	7,707
AngloGold Ashanti Ltd.	237	4,433
Bid Corp. Ltd.	529	11,647
Clicks Group Ltd.	379	6,478
Kumba Iron Ore Ltd.	131	3,360
Liberty Holdings Ltd.	1,117	8,498
Sasol Ltd.	386	6,954
Shoprite Holdings Ltd.	608	5,318
Standard Bank Group Ltd.	713	8,065
Tiger Brands Ltd.	376	5,242
		72,419
South Korea-3.95%
Amorepacific Corp.	34	5,440
Amorepacific Group	65	4,469
Amorepacific Group, Rts. expiring 12/06/2019(b)	7	71
CJ CheilJedang Corp.	34	7,139
CJ Corp.	186	14,503
	Shares	Value
South Korea-(continued)
CJ Logistics Corp.(b)	37	$4,934
Daewoo Engineering & Construction Co. Ltd.(b)	1,503	5,675
Daewoo Shipbuilding & Marine Engineering Co. Ltd.(b)	170	3,792
DB Insurance Co. Ltd.	143	6,743
GS Engineering & Construction Corp.	172	4,369
Hanwha Corp.	757	15,734
Hanwha Life Insurance Co. Ltd.	3,811	7,389
Hyundai Engineering & Construction Co. Ltd.	183	6,345
Hyundai Glovis Co. Ltd.	62	7,900
Hyundai Heavy Industries Holdings Co. Ltd.	43	12,596
Hyundai Marine & Fire Insurance Co. Ltd.	259	6,140
Hyundai Mobis Co., Ltd.	61	12,653
Hyundai Motor Co.	269	27,557
KB Financial Group, Inc.	199	7,758
Kia Motors Corp.	473	17,320
Korea Electric Power Corp.(b)	864	20,409
Korea Gas Corp.	296	9,373
Korea Shipbuilding & Offshore Engineering Co. Ltd.(b)	71	7,213
LG Chem Ltd.	42	10,899
LG Display Co. Ltd.(b)	750	9,334
LG Electronics, Inc.	343	20,299
LG Innotek Co. Ltd.	38	3,925
Lotte Chemical Corp.	41	7,637
Lotte Shopping Co. Ltd.	80	8,974
Meritz Securities Co. Ltd.	761	2,738
Ottogi Corp.	9	4,244
POSCO	140	27,321
Posco International Corp.	645	9,966
Samsung C&T Corp.	200	16,746
Samsung Electronics Co., Ltd.	1,470	62,601
Samsung Electronics Co., Ltd., Preference Shares	223	7,712
Samsung Engineering Co., Ltd.(b)	226	3,597
Samsung Fire & Marine Insurance Co., Ltd.	36	7,086
Samsung Heavy Industries Co. Ltd.(b)	794	4,679
Samsung Life Insurance Co. Ltd.	125	7,577
Samsung SDS Co. Ltd.	34	5,628
SK Holdings Co. Ltd.	197	42,948
SK Hynix, Inc.	238	16,301
SK Innovation Co. Ltd.	143	17,736
SK Telecom Co., Ltd.	48	9,997
S-Oil Corp.	121	9,138
		532,605
Spain-1.32%
ACS Actividades de Construccion y Servicios S.A.	430	16,751
Banco Bilbao Vizcaya Argentaria, S.A.	4,102	21,626
Banco Santander S.A.	8,606	33,563
CaixaBank, S.A.	3,032	8,956
Endesa S.A.	608	16,545
Iberdrola S.A.	626	6,162
Industria de Diseno Textil, S.A.	138	4,300
Mapfre S.A.(a)	2,634	7,432
Naturgy Energy Group S.A.	530	13,791
Repsol S.A.	1,154	18,183
Siemens Gamesa Renewable Energy S.A.	338	5,398
Telefonica S.A.	3,272	25,081
		177,788
Sweden-0.64%
Boliden AB	287	7,406
Electrolux AB, Series B	483	12,418

Invesco Global Revenue ETF (RGLB)—(continued)
November 30, 2019
(Unaudited)
	Shares	Value
Sweden-(continued)
Essity AB, Class B	405	$12,735
Hennes & Mauritz AB, Class B(a)	588	11,354
Husqvarna AB, Class B	777	6,070
Telefonaktiebolaget LM Ericsson, Class B	1,496	13,488
Volvo AB, Class B	1,433	22,164
		85,635
Switzerland-2.24%
ABB Ltd.	977	21,381
Adecco Group AG	150	9,279
Credit Suisse Group AG(b)	1,647	21,598
Glencore PLC	24,598	77,603
LafargeHolcim Ltd.(b)	364	18,780
Nestle S.A.	425	44,195
Novartis AG	185	17,042
Roche Holding AG	106	32,691
Schindler Holding AG, PC	46	11,475
SGS S.A.	9	23,433
UBS Group AG(b)	1,977	23,977
		301,454
Taiwan-2.13%
Acer, Inc.	12,000	7,060
ASE Technology Holding Co. Ltd.	3,000	7,434
AU Optronics Corp.	30,806	8,865
Chunghwa Telecom Co., Ltd.	5,113	18,937
Compal Electronics, Inc.(b)	32,634	20,108
Formosa Chemicals & Fibre Corp.	5,025	14,378
Formosa Petrochemical Corp.	2,000	6,293
Hon Hai Precision Industry Co., Ltd.	24,532	71,159
Innolux Corp.	26,000	6,732
Inventec Corp.	13,082	9,797
Nan Ya Plastics Corp.	9,050	21,208
Pegatron Corp.	8,769	19,544
Quanta Computer, Inc.	9,382	18,542
Shanghai Commercial & Savings Bank, Ltd. (The)	4,439	7,260
Standard Foods Corp.	2,456	5,337
Taiwan Semiconductor Manufacturing Co., Ltd.	2,968	29,670
Wistron Corp.	16,069	14,589
		286,913
Thailand-0.69%
Banpu PCL, NVDR	11,737	4,506
Berli Jucker PCL, NVDR	4,134	6,225
Charoen Pokphand Foods PCL, NVDR	9,116	8,296
Gulf Energy Development PCL, NVDR	500	2,763
Indorama Ventures PCL, NVDR	4,000	4,600
Kasikornbank PCL, NVDR	2,527	12,962
Land & Houses PCL, NVDR	15,131	4,907
Minor International PCL, NVDR	6,566	8,366
PTT Global Chemical PCL, NVDR	1,600	2,846
PTT PCL, NVDR	23,359	33,433
Thai Oil PCL, NVDR	1,600	3,654
		92,558
Turkey-0.28%
Anadolu Efes Biracilik ve Malt Sanayii A.S.	1,245	4,699
Haci Omer Sabanci Holding A.S.	4,644	7,358
KOC Holding A.S.	5,086	17,728
Tupras-Turkiye Petrol Rafinerileri A.S.	389	8,392
		38,177
United Arab Emirates-0.09%
Dubai Islamic Bank PJSC	8,700	12,553
	Shares	Value
United Kingdom-5.36%
Associated British Foods PLC	338	$11,232
AstraZeneca PLC	104	10,033
Aviva PLC	2,723	14,223
BAE Systems PLC	1,479	10,970
Barclays PLC	1,756	3,896
BP PLC	15,822	98,277
British American Tobacco PLC	281	11,122
BT Group PLC	6,332	15,690
Centrica PLC	18,863	19,573
CNH Industrial N.V.	1,210	12,978
Compass Group PLC	209	5,122
DCC PLC	124	10,599
Direct Line Insurance Group PLC	1,147	4,531
Fiat Chrysler Automobiles N.V.	2,121	31,384
G4S PLC	3,254	8,801
GlaxoSmithKline PLC	847	19,217
Halma PLC	192	5,230
Hargreaves Lansdown PLC	101	2,423
HSBC Holdings PLC	5,159	38,457
Imperial Brands PLC	166	3,657
J Sainsbury PLC	6,748	18,705
Johnson Matthey PLC	317	11,784
Kingfisher PLC	3,549	9,636
Liberty Global PLC, Class A(b)	245	5,525
Linde PLC	19	3,918
Lloyds Banking Group PLC	28,698	22,699
M&G PLC(b)	847	2,586
Marks & Spencer Group PLC	3,998	10,051
Pearson PLC	453	3,789
Prudential PLC	847	15,081
Rentokil Initial PLC	1,011	5,818
Rolls-Royce Holdings PLC	927	8,533
Rolls-Royce Holdings PLC, Class C(b)(d)	42,642	55
Royal Bank of Scotland Group PLC (The)	4,537	13,275
Royal Dutch Shell PLC, Class A	4,359	124,664
RSA Insurance Group PLC	774	5,520
Spirax-Sarco Engineering PLC	42	4,849
SSE PLC	621	10,442
Standard Chartered PLC	1,622	14,632
Standard Life Aberdeen PLC	1,116	4,575
TechnipFMC PLC	353	6,650
Tesco PLC	11,242	33,358
Unilever N.V.	440	26,101
Vodafone Group PLC	9,195	18,240
WPP PLC	297	3,844
		721,745
United States-33.09%
Abbott Laboratories	106	9,058
AbbVie, Inc.	169	14,826
Accenture PLC, Class A	114	22,932
Advance Auto Parts, Inc.	50	7,854
Aflac, Inc.	189	10,365
Alleghany Corp.(b)	5	3,900
Allergan PLC	41	7,583
Alliance Data Systems Corp.	30	3,207
Allstate Corp. (The)	143	15,923
Ally Financial, Inc.	234	7,451
Alphabet, Inc., Class A(b)	41	53,468
Altice USA, Inc., Class A(b)	132	3,377
Altria Group, Inc.	103	5,119
Amazon.com, Inc.(b)	49	88,239
Amcor PLC	797	8,177

Invesco Global Revenue ETF (RGLB)—(continued)
November 30, 2019
(Unaudited)
	Shares	Value
United States-(continued)
American Airlines Group, Inc.(a)	590	$16,957
American Express Co.	66	7,928
American International Group, Inc.	183	9,637
Ameriprise Financial, Inc.	62	10,160
AmerisourceBergen Corp.	696	61,185
Amgen, Inc.	56	13,144
Anthem, Inc.	124	35,794
Aon PLC	38	7,737
Apple, Inc.	356	95,141
Applied Materials, Inc.	81	4,690
Aptiv PLC	106	9,951
Aramark	203	8,859
Archer-Daniels-Midland Co.	609	26,144
Arconic, Inc.	235	7,276
Arrow Electronics, Inc.(b)	213	16,963
Arthur J. Gallagher & Co.	70	6,529
Assurant, Inc.	27	3,587
AT&T, Inc.	1,773	66,275
Automatic Data Processing, Inc.	72	12,296
Avery Dennison Corp.	68	8,865
AXA Equitable Holdings, Inc.	318	7,867
Baker Hughes Co.	576	12,914
Ball Corp.	92	6,078
Bank of America Corp.	1,538	51,246
Bausch Health Cos., Inc.(b)	138	3,898
Berkshire Hathaway, Inc., Class B(b)	255	56,177
Best Buy Co., Inc.	229	18,467
Biogen, Inc.(b)	23	6,896
Boeing Co. (The)	97	35,519
Booking Holdings, Inc.(b)	3	5,712
Bristol-Myers Squibb Co.	306	17,424
Broadcom, Inc.	23	7,273
Bunge Ltd.	309	16,494
Burlington Stores, Inc.(b)	27	6,075
C.H. Robinson Worldwide, Inc.	118	9,068
Cadence Design Systems, Inc.(b)	48	3,372
Camden Property Trust	86	9,593
Capital One Financial Corp.	160	16,002
Capri Holdings Ltd.(b)	132	4,902
Cardinal Health, Inc.	1,015	55,855
CarMax, Inc.(b)	106	10,310
Caterpillar, Inc.	165	23,880
Cboe Global Markets, Inc.	34	4,043
CBRE Group, Inc., Class A(b)	221	12,601
CDW Corp.	87	11,749
Centene Corp.(b)	503	30,416
CenturyLink, Inc.	664	9,621
Charter Communications, Inc., Class A(b)	40	18,800
Chevron Corp.	472	55,285
Chipotle Mexican Grill, Inc.(b)	6	4,884
Chubb Ltd.	80	12,118
Cigna Corp.	112	22,391
Cincinnati Financial Corp.	41	4,389
Cisco Systems, Inc.	326	14,771
Citigroup, Inc.	601	45,147
Coca-Cola Co. (The)	141	7,529
Cognizant Technology Solutions Corp., Class A	126	8,078
Comcast Corp., Class A	885	39,073
ConocoPhillips	325	19,481
Copart, Inc.(b)	65	5,785
Corteva, Inc.	213	5,542
Costco Wholesale Corp.	196	58,763
	Shares	Value
United States-(continued)
Coty, Inc., Class A	256	$2,954
Crown Holdings, Inc.(b)	86	6,527
CSX Corp.	44	3,148
Cummins, Inc.	85	15,543
CVS Health Corp.	1,138	85,657
D.R. Horton, Inc.	171	9,465
DaVita, Inc.(b)	79	5,670
Deere & Co.	104	17,477
Dell Technologies, Inc., Class C(b)	132	6,401
Delta Air Lines, Inc.	400	22,924
DexCom, Inc.(b)	13	2,955
Dollar General Corp.	89	14,005
Dollar Tree, Inc.(b)	105	9,603
Dow, Inc.	398	21,241
Duke Energy Corp.	43	3,791
DuPont de Nemours, Inc.	167	10,823
DXC Technology Co.	249	9,295
Edison International	65	4,492
Elanco Animal Health, Inc.(b)	121	3,353
Eli Lilly and Co.	68	7,980
EOG Resources, Inc.	156	11,060
EPAM Systems, Inc.(b)	20	4,237
Equity LifeStyle Properties, Inc.	130	9,630
Everest Re Group, Ltd.	17	4,611
Exelon Corp.	551	24,464
Exxon Mobil Corp.	1,413	96,268
F5 Networks, Inc.(b)	54	7,868
Facebook, Inc., Class A(b)	95	19,156
FactSet Research Systems, Inc.	23	5,972
FedEx Corp.	168	26,888
Ferguson PLC	130	11,303
Fidelity National Financial, Inc.	94	4,477
FirstEnergy Corp.	378	18,027
Flex Ltd.(b)	1,007	11,953
Ford Motor Co.	5,786	52,421
Fortinet, Inc.(b)	26	2,733
Fox Corp., Class A	225	8,046
Freeport-McMoRan, Inc.	807	9,184
Gap, Inc. (The)	494	8,205
General Dynamics Corp.	97	17,629
General Electric Co.	3,894	43,885
General Motors Co.	1,344	48,384
Genuine Parts Co.	145	15,134
Gilead Sciences, Inc.	171	11,498
Global Payments, Inc.	29	5,252
Globe Life, Inc.	68	6,988
GoDaddy, Inc., Class A(b)	63	4,182
Goldman Sachs Group, Inc. (The)	96	21,250
Halliburton Co.	207	4,345
HCA Healthcare, Inc.	149	20,660
HD Supply Holdings, Inc.(b)	193	7,685
HEICO Corp.(a)	26	3,377
Hewlett Packard Enterprise Co.	831	13,155
Hilton Worldwide Holdings, Inc.	70	7,350
HollyFrontier Corp.	160	8,248
Home Depot, Inc. (The)	206	45,425
Hormel Foods Corp.	205	9,129
HP, Inc.	1,152	23,132
Humana, Inc.	59	20,133
Huntington Ingalls Industries, Inc.	29	7,298
Ingersoll-Rand PLC	98	12,849
Ingredion, Inc.	75	6,238

Invesco Global Revenue ETF (RGLB)—(continued)
November 30, 2019
(Unaudited)
	Shares	Value
United States-(continued)
Intel Corp.	575	$33,379
International Business Machines Corp.	220	29,579
International Paper Co.	300	13,902
IQVIA Holdings, Inc.(b)	44	6,423
J.B. Hunt Transport Services, Inc.	41	4,740
Jack Henry & Associates, Inc.	43	6,533
Jacobs Engineering Group, Inc.	88	8,104
JBS S.A.	2,314	15,586
Jefferies Financial Group, Inc.	212	4,431
Johnson & Johnson	249	34,235
Johnson Controls International PLC	294	12,592
Jones Lang LaSalle, Inc.	68	11,310
JPMorgan Chase & Co.	510	67,198
KKR & Co., Inc., Class A	134	3,952
Knight-Swift Transportation Holdings, Inc.	123	4,550
Kohl’s Corp.	188	8,838
Kraft Heinz Co. (The)	122	3,721
Kroger Co. (The)	1,728	47,244
Lamb Weston Holdings, Inc.	40	3,359
Lear Corp.	76	9,144
Leidos Holdings, Inc.	87	7,903
Lennar Corp., Class A	112	6,681
Live Nation Entertainment, Inc.(b)	114	7,958
Lockheed Martin Corp.	59	23,071
Loews Corp.	103	5,243
Lowe’s Cos., Inc.	266	31,204
LyondellBasell Industries N.V., Class A	194	17,953
ManpowerGroup, Inc.	143	13,248
Marathon Petroleum Corp.	564	34,201
Markel Corp.(b)	5	5,678
Marriott International, Inc., Class A	78	10,948
McKesson Corp.	514	74,345
Medtronic PLC	78	8,688
Merck & Co., Inc.	229	19,964
MetLife, Inc.	357	17,818
MGM Resorts International	302	9,649
Micron Technology, Inc.(b)	258	12,258
Microsoft Corp.	336	50,864
Molson Coors Brewing Co., Class B	93	4,695
Mondelez International, Inc., Class A	298	15,657
Morgan Stanley	529	26,175
Mylan N.V.(b)	262	4,920
Netflix, Inc.(b)	24	7,552
Newell Brands, Inc.	211	4,055
News Corp., Class A	360	4,637
NIKE, Inc., Class B	189	17,670
Nordstrom, Inc.(a)	219	8,359
Norfolk Southern Corp.	22	4,257
Northrop Grumman Corp.	34	11,960
NRG Energy, Inc.	211	8,383
Nucor Corp.	89	5,016
Occidental Petroleum Corp.	192	7,405
Oracle Corp.	329	18,470
Palo Alto Networks, Inc.(b)	14	3,181
PepsiCo., Inc.	203	27,574
PerkinElmer, Inc.	56	5,202
Perrigo Co. PLC	70	3,586
Pfizer, Inc.	612	23,574
Philip Morris International, Inc.	131	10,864
Phillips 66	370	42,446
Polaris, Inc.	58	5,667
Procter & Gamble Co. (The)	277	33,811
	Shares	Value
United States-(continued)
Progressive Corp. (The)	136	$9,935
Prudential Financial, Inc.	164	15,354
PTC, Inc.(b)	32	2,451
Public Storage	29	6,110
PulteGroup, Inc.	185	7,335
PVH Corp.	53	5,139
QUALCOMM, Inc.	124	10,360
Raytheon Co.	60	13,045
Reinsurance Group of America, Inc.	47	7,777
S&P Global, Inc.	31	8,204
Schlumberger Ltd.	87	3,149
Seagate Technology PLC	77	4,595
Southwest Airlines Co.	209	12,047
Spirit AeroSystems Holdings, Inc., Class A	51	4,437
Sprint Corp.(b)	1,810	10,715
Starbucks Corp.	90	7,689
STERIS PLC	72	10,882
Sun Communities, Inc.	55	9,059
SVB Financial Group(b)	24	5,562
Synchrony Financial	281	10,512
Synopsys, Inc.(b)	47	6,629
Sysco Corp.	352	28,354
Target Corp.	276	34,503
Tesla, Inc.(a)(b)	29	9,568
Textron, Inc.	185	8,554
Thermo Fisher Scientific, Inc.	50	15,698
TJX Cos., Inc. (The)	128	7,825
T-Mobile US, Inc.(b)	245	19,245
Travelers Cos., Inc. (The)	84	11,484
Tyson Foods, Inc., Class A	143	12,854
Uber Technologies, Inc.(b)	185	5,476
Under Armour, Inc., Class A(b)	141	2,663
Union Pacific Corp.	38	6,688
United Airlines Holdings, Inc.(b)	254	23,571
United Parcel Service, Inc., Class B	176	21,072
United Technologies Corp.	212	31,448
UnitedHealth Group, Inc.	317	88,719
Unum Group	156	4,795
Valero Energy Corp.	446	42,589
Verizon Communications, Inc.	882	53,132
VF Corp.	137	12,130
Viacom, Inc., Class B	221	5,319
Vistra Energy Corp.	260	6,898
Voya Financial, Inc.	146	8,509
W.R. Berkley Corp.	83	5,644
W.W. Grainger, Inc.	25	7,924
Walgreens Boots Alliance, Inc.	846	50,422
Walmart, Inc.	1,515	180,421
Walt Disney Co. (The)	216	32,741
WellCare Health Plans, Inc.(b)	37	11,917
Wells Fargo & Co.	889	48,415
Western Digital Corp.	120	6,040
Westinghouse Air Brake Technologies Corp.	77	6,050
Westlake Chemical Corp.(a)	88	6,044
Westrock Co.	226	9,115
Whirlpool Corp.	78	11,162
Willis Towers Watson PLC	30	5,893
WP Carey, Inc.	87	7,258
Xerox Holdings Corp.	139	5,411

Invesco Global Revenue ETF (RGLB)—(continued)
November 30, 2019
(Unaudited)
	Shares	Value
United States-(continued)
XPO Logistics, Inc.(b)	78	$6,450
Zebra Technologies Corp., Class A(b)	15	3,764
		4,457,479
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.77% (Cost $12,701,292)		13,440,617
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.98%
Invesco Government & Agency Portfolio, Institutional Class, 1.53%(h)(i)	95,258	95,258
	Shares	Value
Money Market Funds-(continued)
Invesco Liquid Assets Portfolio, Institutional Class, 1.72%(h)(i)	36,636	$36,650
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $131,908)		131,908
TOTAL INVESTMENTS IN SECURITIES-100.75% (Cost $12,833,200)		13,572,525
OTHER ASSETS LESS LIABILITIES-(0.75)%		(100,844)
NET ASSETS-100.00%		$13,471,681

Investment Abbreviations:
ADR-American Depositary Receipt
BR-Bearer Shares
CPO-Certificates of Ordinary Participation
GDR-Global Depositary Receipt
NVDR-Non-Voting Depositary Receipt
PC-Participation Certificate
REIT-Real Estate Investment Trust
Rts.-Rights

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at November 30, 2019.
(b)	Non-income producing security.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2019 was $152,242, which represented 1.13% of the Fund’s Net Assets.
(d)	Security valued using significant unobservable inputs (Level 3). See Additional Valution Information.
(e)	Each CPO for Cemex SAB de CV represents two Series A shares and one Series B share.
(f)	Each CPO for Fomento Economico Mexicano SAB de CV represents one Series B share and four Series D shares.
(g)	Each CPO for Grupo Televisa SAB represents twenty-five Series A shares, twenty-two Series B shares, thirty-five Series D shares and thirty-five Series L shares.
(h)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of November 30, 2019.
(i)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco S&P 500 Revenue ETF (RWL)
November 30, 2019
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.85%
Communication Services-7.46%
Activision Blizzard, Inc.	9,895	$542,543
Alphabet, Inc., Class A(b)	4,694	6,121,399
Alphabet, Inc., Class C(b)	4,696	6,128,092
AT&T, Inc.	380,472	14,222,043
CBS Corp., Class B	27,252	1,100,436
CenturyLink, Inc.(c)	138,413	2,005,604
Charter Communications, Inc., Class A(b)	8,215	3,861,132
Comcast Corp., Class A	174,071	7,685,235
Discovery, Inc., Class A(b)(c)	15,398	507,210
Discovery, Inc., Class C(b)	16,329	498,361
DISH Network Corp., Class A(b)	29,069	993,288
Electronic Arts, Inc.(b)	3,952	399,192
Facebook, Inc., Class A(b)	26,166	5,276,112
Fox Corp., Class A	13,169	470,923
Fox Corp., Class B	13,216	462,296
Interpublic Group of Cos., Inc. (The)	37,052	829,965
Netflix, Inc.(b)	4,690	1,475,755
News Corp., Class A	27,086	348,868
News Corp., Class B	26,450	348,347
Omnicom Group, Inc.	14,636	1,163,269
Take-Two Interactive Software, Inc.(b)	1,761	213,697
T-Mobile US, Inc.(b)	43,626	3,426,822
TripAdvisor, Inc.	3,066	87,074
Twitter, Inc.(b)	6,038	186,635
Verizon Communications, Inc.	171,978	10,359,955
Viacom, Inc., Class B	38,730	932,231
Walt Disney Co. (The)	36,809	5,579,508
		75,225,992
Consumer Discretionary-12.21%
Advance Auto Parts, Inc.	4,816	756,497
Amazon.com, Inc.(b)	10,768	19,391,014
Aptiv PLC	12,428	1,166,741
AutoZone, Inc.(b)	779	917,600
Best Buy Co., Inc.	49,893	4,023,372
Booking Holdings, Inc.(b)	563	1,071,969
BorgWarner, Inc.	19,896	836,627
Capri Holdings Ltd.(b)	13,154	488,540
CarMax, Inc.(b)	16,908	1,644,472
Carnival Corp.	30,651	1,381,747
Chipotle Mexican Grill, Inc.(b)	516	419,983
D.R. Horton, Inc.	26,969	1,492,734
Darden Restaurants, Inc.	5,229	619,323
Dollar General Corp.	13,226	2,081,243
Dollar Tree, Inc.(b)	16,148	1,476,896
eBay, Inc.	20,896	742,226
Expedia Group, Inc.	6,858	697,184
Ford Motor Co.	1,320,320	11,962,099
Gap, Inc. (The)	66,785	1,109,299
Garmin Ltd.	3,170	309,677
General Motors Co.	293,713	10,573,668
Genuine Parts Co.	15,063	1,572,125
H&R Block, Inc.	10,019	244,263
Hanesbrands, Inc.	34,430	518,860
Harley-Davidson, Inc.	11,693	425,391
Hasbro, Inc.	3,048	309,982
Hilton Worldwide Holdings, Inc.	7,518	789,390
Home Depot, Inc. (The)	37,008	8,160,634
Kohl’s Corp.	29,646	1,393,658
L Brands, Inc.	54,558	1,044,240
Leggett & Platt, Inc.	8,373	438,075
Lennar Corp., Class A	31,454	1,876,231
	Shares	Value
Consumer Discretionary-(continued)
LKQ Corp.(b)	29,809	$1,051,662
Lowe’s Cos., Inc.	49,553	5,813,062
Macy’s, Inc.(c)	117,233	1,796,010
Marriott International, Inc., Class A	12,101	1,698,496
McDonald’s Corp.	7,768	1,510,721
MGM Resorts International	33,595	1,073,360
Mohawk Industries, Inc.(b)	6,240	869,669
Newell Brands, Inc.	35,799	688,057
NIKE, Inc., Class B	35,054	3,277,199
Nordstrom, Inc.(c)	34,954	1,334,194
Norwegian Cruise Line Holdings Ltd.(b)	9,025	484,101
O’Reilly Automotive, Inc.(b)	1,961	867,311
PulteGroup, Inc.	22,494	891,887
PVH Corp.	8,401	814,561
Ralph Lauren Corp.	4,859	521,565
Ross Stores, Inc.	11,065	1,285,200
Royal Caribbean Cruises Ltd.	7,069	848,421
Starbucks Corp.	22,534	1,925,080
Tapestry, Inc.	18,728	503,596
Target Corp.	56,037	7,005,185
Tiffany & Co.	3,491	467,096
TJX Cos., Inc. (The)	55,330	3,382,323
Tractor Supply Co.	6,600	623,304
Ulta Beauty, Inc.(b)	2,447	572,255
Under Armour, Inc., Class A(b)(c)	9,627	181,854
Under Armour, Inc., Class C(b)	10,693	184,989
VF Corp.	11,503	1,018,476
Whirlpool Corp.	10,930	1,564,083
Wynn Resorts, Ltd.	4,467	539,837
Yum! Brands, Inc.	3,873	389,895
		123,119,209
Consumer Staples-12.23%
Altria Group, Inc.	36,616	1,819,815
Archer-Daniels-Midland Co.	119,048	5,110,731
Brown-Forman Corp., Class B	4,033	273,518
Campbell Soup Co.	15,832	737,296
Church & Dwight Co., Inc.	4,605	323,455
Clorox Co. (The)	3,059	453,436
Coca-Cola Co. (The)	47,942	2,560,103
Colgate-Palmolive Co.	17,046	1,156,060
Conagra Brands, Inc.	24,985	721,317
Constellation Brands, Inc., Class A	3,131	582,554
Costco Wholesale Corp.	40,302	12,082,943
Coty, Inc., Class A	63,477	732,525
Estee Lauder Cos., Inc. (The), Class A	5,961	1,165,197
General Mills, Inc.	24,449	1,303,621
Hershey Co. (The)	4,134	612,493
Hormel Foods Corp.	17,331	771,749
JM Smucker Co. (The)	5,667	595,545
Kellogg Co.	17,006	1,107,431
Kimberly-Clark Corp.	10,859	1,480,516
Kraft Heinz Co. (The)	68,595	2,092,147
Kroger Co. (The)	362,625	9,914,167
Lamb Weston Holdings, Inc.	4,067	341,547
McCormick & Co., Inc.	2,678	453,252
Molson Coors Brewing Co., Class B	14,513	732,616
Mondelez International, Inc., Class A	37,125	1,950,547
Monster Beverage Corp.(b)	5,295	316,747
PepsiCo., Inc.	37,470	5,089,550
Philip Morris International, Inc.	31,488	2,611,300
Procter & Gamble Co. (The)	43,364	5,293,010
Sysco Corp.	60,084	4,839,766

Invesco S&P 500 Revenue ETF (RWL)—(continued)
November 30, 2019
(Unaudited)
	Shares	Value
Consumer Staples-(continued)
Tyson Foods, Inc., Class A	38,151	$3,429,393
Walgreens Boots Alliance, Inc.	191,517	11,414,413
Walmart, Inc.	346,373	41,249,561
		123,318,321
Energy-8.20%
Apache Corp.	22,280	496,398
Baker Hughes Co.	81,057	1,817,298
Cabot Oil & Gas Corp.	9,645	153,741
Chevron Corp.	98,948	11,589,779
Cimarex Energy Co.	3,810	175,146
Concho Resources, Inc.	4,768	345,966
ConocoPhillips	49,303	2,955,222
Devon Energy Corp.	28,497	623,799
Diamondback Energy, Inc.	2,468	190,875
EOG Resources, Inc.	17,419	1,235,007
Exxon Mobil Corp.	293,810	20,017,275
Halliburton Co.	91,770	1,926,252
Helmerich & Payne, Inc.	5,362	211,960
Hess Corp.	8,277	513,919
HollyFrontier Corp.	27,103	1,397,160
Kinder Morgan, Inc.	53,064	1,040,585
Marathon Oil Corp.	33,877	394,667
Marathon Petroleum Corp.	172,136	10,438,327
National Oilwell Varco, Inc.	29,588	667,209
Noble Energy, Inc.	13,413	278,454
Occidental Petroleum Corp.	31,509	1,215,302
ONEOK, Inc.	12,335	876,402
Phillips 66	83,966	9,632,580
Pioneer Natural Resources Co.	5,364	685,734
Schlumberger Ltd.	68,813	2,491,031
TechnipFMC PLC (United Kingdom)	39,392	742,145
Valero Energy Corp.	103,723	9,904,509
Williams Cos., Inc. (The)	27,248	619,075
		82,635,817
Financials-13.72%
Affiliated Managers Group, Inc.	2,030	173,301
Aflac, Inc.	33,376	1,830,340
Allstate Corp. (The)	30,689	3,417,220
American Express Co.	29,679	3,565,041
American International Group, Inc.	67,443	3,551,548
Ameriprise Financial, Inc.	6,741	1,104,648
Aon PLC	4,452	906,472
Arthur J. Gallagher & Co.	6,195	577,808
Assurant, Inc.	5,968	792,968
Bank of America Corp.	296,868	9,891,642
Bank of New York Mellon Corp. (The)	33,120	1,621,886
BB&T Corp.	19,768	1,081,705
Berkshire Hathaway, Inc., Class B(b)	92,462	20,369,379
BlackRock, Inc.	2,490	1,232,326
Capital One Financial Corp.	27,925	2,792,779
Cboe Global Markets, Inc.	1,791	212,950
Charles Schwab Corp. (The)	21,171	1,047,964
Chubb Ltd.	16,133	2,443,827
Cincinnati Financial Corp.	4,639	496,605
Citigroup, Inc.	113,627	8,535,660
Citizens Financial Group, Inc.	16,075	618,245
CME Group, Inc., Class A	1,751	354,980
Comerica, Inc.	4,464	314,310
Discover Financial Services	12,538	1,064,100
E*TRADE Financial Corp.	5,399	239,176
Everest Re Group, Ltd.	2,320	629,323
	Shares	Value
Financials-(continued)
Fifth Third Bancorp	22,855	$689,992
First Republic Bank	3,186	350,141
Franklin Resources, Inc.	15,120	415,649
Globe Life, Inc.	3,609	370,861
Goldman Sachs Group, Inc. (The)	19,054	4,217,603
Hartford Financial Services Group, Inc. (The)	25,035	1,548,665
Huntington Bancshares, Inc.	28,978	431,482
Intercontinental Exchange, Inc.	5,475	515,581
Invesco Ltd.(d)	23,512	412,871
JPMorgan Chase & Co.	92,546	12,193,861
KeyCorp	32,255	625,424
Lincoln National Corp.	21,357	1,261,131
Loews Corp.	21,981	1,118,833
M&T Bank Corp.	3,311	545,454
MarketAxess Holdings, Inc.	110	44,420
Marsh & McLennan Cos., Inc.	12,228	1,321,480
MetLife, Inc.	103,665	5,173,920
Moody’s Corp.	1,661	376,499
Morgan Stanley	89,299	4,418,515
MSCI, Inc.	502	130,113
Nasdaq, Inc.	3,389	355,167
Northern Trust Corp.	5,435	582,849
People’s United Financial, Inc.	10,042	165,693
PNC Financial Services Group, Inc. (The)	11,668	1,787,654
Principal Financial Group, Inc.	21,355	1,176,660
Progressive Corp. (The)	38,042	2,778,968
Prudential Financial, Inc.	55,924	5,235,605
Raymond James Financial, Inc.	7,080	635,926
Regions Financial Corp.	31,359	521,814
S&P Global, Inc.	1,992	527,183
State Street Corp.	15,816	1,187,782
SunTrust Banks, Inc.	12,101	857,235
SVB Financial Group(b)	1,101	255,135
Synchrony Financial	36,314	1,358,507
T. Rowe Price Group, Inc.	3,567	440,739
Travelers Cos., Inc. (The)	16,592	2,268,458
U.S. Bancorp	34,917	2,096,068
Unum Group	31,076	955,276
Wells Fargo & Co.	167,232	9,107,455
Willis Towers Watson PLC	3,446	676,932
Zions Bancorp. N.A.	5,559	276,727
		138,276,531
Health Care-17.97%
Abbott Laboratories	28,721	2,454,209
AbbVie, Inc.	36,201	3,175,914
ABIOMED, Inc.(b)	334	65,524
Agilent Technologies, Inc.	5,106	412,412
Alexion Pharmaceuticals, Inc.(b)	3,257	371,103
Align Technology, Inc.(b)	964	267,356
Allergan PLC	7,383	1,365,412
AmerisourceBergen Corp.	166,954	14,676,926
Amgen, Inc.	9,403	2,207,072
Anthem, Inc.	30,090	8,685,779
Baxter International, Inc.	9,973	817,487
Becton, Dickinson and Co.	5,134	1,327,139
Biogen, Inc.(b)	4,141	1,241,513
Boston Scientific Corp.(b)	18,859	815,652
Bristol-Myers Squibb Co.	37,762	2,150,168
Cardinal Health, Inc.	237,217	13,054,052
Centene Corp.(b)	120,602	7,292,803
Cerner Corp.	6,373	456,243
Cigna Corp.	50,151	10,026,188

Invesco S&P 500 Revenue ETF (RWL)—(continued)
November 30, 2019
(Unaudited)
	Shares	Value
Health Care-(continued)
Cooper Cos., Inc. (The)	677	$211,962
CVS Health Corp.	278,181	20,938,684
Danaher Corp.	11,237	1,640,377
DaVita, Inc.(b)	14,234	1,021,574
DENTSPLY SIRONA, Inc.	5,937	335,678
Edwards Lifesciences Corp.(b)	1,415	346,590
Eli Lilly and Co.	16,390	1,923,366
Gilead Sciences, Inc.	26,212	1,762,495
HCA Healthcare, Inc.	29,609	4,105,584
Henry Schein, Inc.(b)	13,944	960,742
Hologic, Inc.(b)	5,208	267,275
Humana, Inc.	17,297	5,902,255
IDEXX Laboratories, Inc.(b)	674	169,565
Illumina, Inc.(b)	884	283,552
Incyte Corp.(b)	2,050	193,028
Intuitive Surgical, Inc.(b)	604	358,112
IQVIA Holdings, Inc.(b)	5,536	808,145
Johnson & Johnson	49,007	6,737,972
Laboratory Corp. of America Holdings(b)	5,127	883,331
McKesson Corp.	119,013	17,214,040
Medtronic PLC	21,878	2,436,990
Merck & Co., Inc.	41,904	3,653,191
Mettler-Toledo International, Inc.(b)	325	233,808
Mylan N.V.(b)	40,728	764,872
PerkinElmer, Inc.	2,525	234,573
Perrigo Co. PLC(c)	6,500	332,995
Pfizer, Inc.	113,738	4,381,188
Quest Diagnostics, Inc.	5,675	604,671
Regeneron Pharmaceuticals, Inc.(b)	2,010	741,690
ResMed, Inc.	1,540	230,384
Stryker Corp.	5,092	1,043,147
Teleflex, Inc.	594	209,884
Thermo Fisher Scientific, Inc.	6,536	2,051,977
UnitedHealth Group, Inc.	79,330	22,202,087
Universal Health Services, Inc., Class B	5,675	791,606
Varian Medical Systems, Inc.(b)	2,095	280,164
Vertex Pharmaceuticals, Inc.(b)	1,535	340,386
Waters Corp.(b)	809	179,655
WellCare Health Plans, Inc.(b)	7,292	2,348,534
Zimmer Biomet Holdings, Inc.	4,437	644,607
Zoetis, Inc.	3,909	471,113
		181,104,801
Industrials-11.29%
3M Co.	14,663	2,489,337
A.O. Smith Corp.	4,789	231,788
Alaska Air Group, Inc.	10,025	691,825
Allegion PLC	2,139	256,744
American Airlines Group, Inc.(c)	117,664	3,381,663
AMETEK, Inc.	4,349	430,594
Arconic, Inc.	41,093	1,272,239
Boeing Co. (The)	19,108	6,996,967
C.H. Robinson Worldwide, Inc.	14,453	1,110,713
Caterpillar, Inc.	32,604	4,718,777
Cintas Corp.	2,186	561,933
Copart, Inc.(b)	1,950	173,550
CSX Corp.	13,329	953,557
Cummins, Inc.	11,512	2,105,084
Deere & Co.	18,352	3,084,054
Delta Air Lines, Inc.	59,587	3,414,931
Dover Corp.	5,567	620,609
Eaton Corp. PLC	19,419	1,796,257
Emerson Electric Co.	21,830	1,612,364
	Shares	Value
Industrials-(continued)
Equifax, Inc.	1,881	$262,663
Expeditors International of Washington, Inc.	8,604	643,235
Fastenal Co.	12,069	428,691
FedEx Corp.	31,320	5,012,766
Flowserve Corp.	6,147	299,359
Fortive Corp.	7,884	568,988
Fortune Brands Home & Security, Inc.	8,099	512,343
General Dynamics Corp.	15,770	2,866,040
General Electric Co.	1,001,367	11,285,406
Honeywell International, Inc.	18,016	3,216,757
Huntington Ingalls Industries, Inc.	3,064	771,117
IDEX Corp.	1,143	186,012
IHS Markit Ltd.(b)	4,894	355,549
Illinois Tool Works, Inc.	7,029	1,225,366
Ingersoll-Rand PLC	10,088	1,322,638
J.B. Hunt Transport Services, Inc.	6,043	698,692
Jacobs Engineering Group, Inc.	11,539	1,062,626
Johnson Controls International PLC	46,305	1,983,243
Kansas City Southern	1,650	251,493
L3Harris Technologies, Inc.	2,565	515,796
Lockheed Martin Corp.	11,688	4,570,359
Masco Corp.	15,078	701,881
Nielsen Holdings PLC	22,465	439,191
Norfolk Southern Corp.	4,985	964,597
Northrop Grumman Corp.	7,075	2,488,773
PACCAR, Inc.	27,535	2,240,523
Parker-Hannifin Corp.	6,148	1,222,161
Pentair PLC	6,069	269,160
Quanta Services, Inc.	24,110	1,003,940
Raytheon Co.	11,046	2,401,621
Republic Services, Inc.	9,346	828,523
Robert Half International, Inc.	8,178	475,960
Rockwell Automation, Inc.	3,140	614,938
Rollins, Inc.	4,264	152,864
Roper Technologies, Inc.	1,156	416,588
Snap-on, Inc.	1,952	313,218
Southwest Airlines Co.	31,326	1,805,631
Stanley Black & Decker, Inc.	7,609	1,200,244
Textron, Inc.	20,223	935,111
TransDigm Group, Inc.	888	503,585
Union Pacific Corp.	10,344	1,820,441
United Airlines Holdings, Inc.(b)	36,388	3,376,806
United Parcel Service, Inc., Class B	46,194	5,530,808
United Rentals, Inc.(b)	5,361	820,501
United Technologies Corp.	41,405	6,142,018
Verisk Analytics, Inc.	1,249	184,202
W.W. Grainger, Inc.	2,986	946,413
Waste Management, Inc.	10,698	1,207,911
Westinghouse Air Brake Technologies Corp.	6,271	492,712
Xylem, Inc.	5,230	405,377
		113,847,823
Information Technology-10.32%
Accenture PLC, Class A	17,207	3,461,360
Adobe, Inc.(b)	2,821	873,184
Advanced Micro Devices, Inc.(b)	14,977	586,350
Akamai Technologies, Inc.(b)	2,421	210,917
Alliance Data Systems Corp.	3,912	418,232
Amphenol Corp., Class A	6,879	715,416
Analog Devices, Inc.	4,126	466,032
ANSYS, Inc.(b)	512	130,401
Apple, Inc.	92,910	24,830,197
Applied Materials, Inc.	22,653	1,311,609

Invesco S&P 500 Revenue ETF (RWL)—(continued)
November 30, 2019
(Unaudited)
	Shares	Value
Information Technology-(continued)
Arista Networks, Inc.(b)	757	$147,713
Autodesk, Inc.(b)	1,488	269,179
Automatic Data Processing, Inc.	6,943	1,185,726
Broadcom, Inc.	5,878	1,858,682
Broadridge Financial Solutions, Inc.	2,683	331,914
Cadence Design Systems, Inc.(b)	2,693	189,183
Cisco Systems, Inc.	81,168	3,677,722
Citrix Systems, Inc.	2,444	275,708
Cognizant Technology Solutions Corp., Class A	20,017	1,283,290
Corning, Inc.	30,598	888,566
DXC Technology Co.	48,717	1,818,606
F5 Networks, Inc.(b)	1,238	180,389
Fidelity National Information Services, Inc.	5,034	695,447
Fiserv, Inc.(b)	4,553	529,241
FleetCor Technologies, Inc.(b)	677	207,785
FLIR Systems, Inc.	2,681	143,594
Fortinet, Inc.(b)	1,956	205,595
Gartner, Inc.(b)	2,309	370,502
Global Payments, Inc.	1,663	301,169
Hewlett Packard Enterprise Co.	151,369	2,396,171
HP, Inc.	239,134	4,801,811
Intel Corp.	105,501	6,124,333
International Business Machines Corp.	42,401	5,700,814
Intuit, Inc.	2,001	518,039
IPG Photonics Corp.(b)	729	103,584
Jack Henry & Associates, Inc.	835	126,870
Juniper Networks, Inc.	14,394	360,714
Keysight Technologies, Inc.(b)	3,324	355,768
KLA Corp.	2,378	389,659
Lam Research Corp.	3,203	854,656
Leidos Holdings, Inc.	9,598	871,882
Mastercard, Inc., Class A	4,447	1,299,547
Maxim Integrated Products, Inc.	3,034	171,937
Microchip Technology, Inc.	4,496	425,052
Micron Technology, Inc.(b)	41,794	1,985,633
Microsoft Corp.	71,873	10,880,135
Motorola Solutions, Inc.	3,575	598,097
NetApp, Inc.	8,171	495,081
NortonLifeLock, Inc.	15,424	384,058
NVIDIA Corp.	4,380	949,321
Oracle Corp.	57,505	3,228,331
Paychex, Inc.	3,617	311,496
PayPal Holdings, Inc.(b)	11,972	1,293,096
Qorvo, Inc.(b)	3,198	333,264
QUALCOMM, Inc.	25,207	2,106,045
salesforce.com, inc.(b)	7,533	1,227,050
Seagate Technology PLC	14,478	864,047
Skyworks Solutions, Inc.	3,384	332,647
Synopsys, Inc.(b)	1,920	270,797
TE Connectivity Ltd.	11,052	1,024,631
Texas Instruments, Inc.	9,200	1,105,932
VeriSign, Inc.(b)	507	96,705
Visa, Inc., Class A	9,831	1,813,918
Western Digital Corp.	20,068	1,010,022
Western Union Co. (The)	18,256	490,721
Xerox Holdings Corp.	23,812	927,001
Xilinx, Inc.	2,393	222,023
		104,014,597
Materials-3.12%
Air Products and Chemicals, Inc.	3,145	743,258
Albemarle Corp.	3,852	251,844
Amcor PLC	72,409	742,916
	Shares	Value
Materials-(continued)
Avery Dennison Corp.	4,742	$618,215
Ball Corp.	12,415	820,135
Celanese Corp.	4,198	527,143
CF Industries Holdings, Inc.	7,329	338,673
Corteva, Inc.	59,431	1,546,395
Dow, Inc.	79,851	4,261,648
DuPont de Nemours, Inc.	23,270	1,508,129
Eastman Chemical Co.	9,989	782,838
Ecolab, Inc.	5,811	1,084,739
FMC Corp.	3,995	391,350
Freeport-McMoRan, Inc.	117,069	1,332,245
International Flavors & Fragrances, Inc.(c)	2,899	409,426
International Paper Co.	42,361	1,963,009
Linde PLC (United Kingdom)	9,360	1,930,126
LyondellBasell Industries N.V., Class A	33,427	3,093,335
Martin Marietta Materials, Inc.	1,321	354,556
Mosaic Co. (The)	32,903	626,802
Newmont Goldcorp Corp.	15,861	609,062
Nucor Corp.	36,538	2,059,282
Packaging Corp. of America	5,090	569,571
PPG Industries, Inc.	9,903	1,275,902
Sealed Air Corp.	8,710	328,628
Sherwin-Williams Co. (The)	2,560	1,492,813
Vulcan Materials Co.	2,467	349,993
Westrock Co.	35,776	1,442,846
		31,454,879
Real Estate-0.90%
Alexandria Real Estate Equities, Inc.	733	119,127
American Tower Corp.	2,768	592,435
Apartment Investment & Management Co., Class A	1,427	76,730
AvalonBay Communities, Inc.	864	185,250
Boston Properties, Inc.	1,695	234,825
CBRE Group, Inc., Class A(b)	32,462	1,850,983
Crown Castle International Corp.	3,268	436,801
Digital Realty Trust, Inc.	1,987	240,328
Duke Realty Corp.	2,433	85,593
Equinix, Inc.	776	439,876
Equity Residential	2,420	205,942
Essex Property Trust, Inc.	348	108,639
Extra Space Storage, Inc.	850	90,142
Federal Realty Investment Trust	539	71,186
Healthpeak Properties, Inc.	4,227	147,438
Host Hotels & Resorts, Inc.	24,995	437,162
Iron Mountain, Inc.	10,200	327,624
Kimco Realty Corp.	4,454	96,295
Macerich Co. (The)(c)	2,204	59,354
Mid-America Apartment Communities, Inc.	988	134,477
Prologis, Inc.	2,831	259,178
Public Storage	947	199,514
Realty Income Corp.	1,524	116,784
Regency Centers Corp.	1,253	81,495
SBA Communications Corp., Class A	624	147,557
Simon Property Group, Inc.	2,867	433,519
SL Green Realty Corp.	1,478	126,118
UDR, Inc.	1,903	91,439
Ventas, Inc.	4,190	244,319
Vornado Realty Trust	6,386	412,344
Welltower, Inc.	4,640	392,405
Weyerhaeuser Co.	19,641	579,606
		9,024,485

Invesco S&P 500 Revenue ETF (RWL)—(continued)
November 30, 2019
(Unaudited)
	Shares	Value
Utilities-2.43%
AES Corp. (The)	52,488	$992,548
Alliant Energy Corp.	5,423	287,419
Ameren Corp.	6,208	461,441
American Electric Power Co., Inc.	13,448	1,228,475
American Water Works Co., Inc.	2,273	275,101
Atmos Energy Corp.	2,067	221,086
CenterPoint Energy, Inc.	30,004	736,898
CMS Energy Corp.	8,852	542,628
Consolidated Edison, Inc.	10,903	947,362
Dominion Energy, Inc.	14,557	1,209,832
DTE Energy Co.	8,352	1,043,499
Duke Energy Corp.	20,646	1,820,358
Edison International	14,047	970,648
Entergy Corp.	7,490	871,761
Evergy, Inc.	6,362	402,524
Eversource Energy	8,174	675,499
Exelon Corp.	58,713	2,606,857
FirstEnergy Corp.	18,454	880,071
NextEra Energy, Inc.	5,982	1,398,711
NiSource, Inc.	14,110	373,209
NRG Energy, Inc.	18,378	730,158
Pinnacle West Capital Corp.	3,027	264,530
PPL Corp.	19,491	663,279
Public Service Enterprise Group, Inc.	12,685	752,347
Sempra Energy	6,205	913,810
Southern Co. (The)	28,626	1,774,526
	Shares	Value
Utilities-(continued)
WEC Energy Group, Inc.	6,598	$584,913
Xcel Energy, Inc.	14,540	894,065
		24,523,555
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.85% (Cost $860,594,412)		1,006,546,010
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.70%
Invesco Government & Agency Portfolio, Institutional Class, 1.53%(e)(f)	5,404,984	5,404,984
Invesco Liquid Assets Portfolio, Institutional Class, 1.72%(e)(f)	1,642,835	1,643,492
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $7,048,476)		7,048,476
TOTAL INVESTMENTS IN SECURITIES-100.55% (Cost $867,642,888)		1,013,594,486
OTHER ASSETS LESS LIABILITIES-(0.55)%		(5,542,740)
NET ASSETS-100.00%		$1,008,051,746

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2019.
(d)	The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates (excluding affiliated money market funds) for the three months ended November 30, 2019.

	Value August 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2019	Dividend Income
Invesco Ltd.	$293,747	$86,147	$(5,247)	$38,104	$120	$412,871	$7,289

(e)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of November 30, 2019.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco S&P Financials Revenue ETF (RWW)
November 30, 2019
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.93%
Banks-36.30%
Bank of America Corp.	77,824	$2,593,096
BB&T Corp.	5,235	286,459
Citigroup, Inc.	29,782	2,237,224
Citizens Financial Group, Inc.	4,210	161,917
Comerica, Inc.	1,171	82,450
Fifth Third Bancorp	5,986	180,717
First Republic Bank	834	91,657
Huntington Bancshares, Inc.	7,590	113,015
JPMorgan Chase & Co.	24,276	3,198,606
KeyCorp	8,448	163,807
M&T Bank Corp.	867	142,829
People’s United Financial, Inc.	2,634	43,461
PNC Financial Services Group, Inc. (The)	3,079	471,734
Regions Financial Corp.	8,213	136,664
SunTrust Banks, Inc.	3,169	224,492
SVB Financial Group(b)	289	66,970
U.S. Bancorp	9,201	552,336
Wells Fargo & Co.	43,850	2,388,071
Zions Bancorp. N.A.	1,458	72,579
		13,208,084
Capital Markets-14.66%
Affiliated Managers Group, Inc.	533	45,502
Ameriprise Financial, Inc.	1,782	292,016
Bank of New York Mellon Corp. (The)	8,741	428,047
BlackRock, Inc.	658	325,651
Cboe Global Markets, Inc.	470	55,883
Charles Schwab Corp. (The)	5,614	277,893
CME Group, Inc., Class A	459	93,053
E*TRADE Financial Corp.	1,416	62,729
Franklin Resources, Inc.	3,960	108,860
Goldman Sachs Group, Inc. (The)	5,027	1,112,726
Intercontinental Exchange, Inc.	1,434	135,040
Invesco Ltd.(c)	6,158	108,134
MarketAxess Holdings, Inc.	29	11,711
Moody’s Corp.	434	98,375
Morgan Stanley	23,556	1,165,551
MSCI, Inc.	132	34,213
Nasdaq, Inc.	889	93,167
Northern Trust Corp.	1,423	152,603
Raymond James Financial, Inc.	1,854	166,526
S&P Global, Inc.	521	137,883
	Shares	Value
Capital Markets-(continued)
State Street Corp.	4,185	$314,294
T. Rowe Price Group, Inc.	934	115,405
		5,335,262
Consumer Finance-6.36%
American Express Co.	7,810	938,137
Capital One Financial Corp.	7,351	735,174
Discover Financial Services	3,320	281,768
Synchrony Financial	9,591	358,799
		2,313,878
Diversified Financial Services-14.70%
Berkshire Hathaway, Inc., Class B(b)	24,273	5,347,342
Insurance-27.91%
Aflac, Inc.	8,796	482,373
Allstate Corp. (The)	8,075	899,151
American International Group, Inc.	17,801	937,401
Aon PLC	1,166	237,409
Arthur J. Gallagher & Co.	1,623	151,377
Assurant, Inc.	1,563	207,676
Chubb Ltd.	4,247	643,336
Cincinnati Financial Corp.	1,215	130,066
Everest Re Group, Ltd.	608	164,926
Globe Life, Inc.	945	97,108
Hartford Financial Services Group, Inc. (The)	6,612	409,018
Lincoln National Corp.	5,645	333,337
Loews Corp.	5,818	296,136
Marsh & McLennan Cos., Inc.	3,230	349,066
MetLife, Inc.	27,342	1,364,639
Principal Financial Group, Inc.	5,645	311,039
Progressive Corp. (The)	10,014	731,523
Prudential Financial, Inc.	14,751	1,380,989
Travelers Cos., Inc. (The)	4,368	597,193
Unum Group	8,190	251,761
Willis Towers Watson PLC	903	177,385
		10,152,909
TOTAL INVESTMENTS IN SECURITIES-99.93% (Cost $33,565,299)		36,357,475
OTHER ASSETS LESS LIABILITIES-0.07%		24,009
NET ASSETS-100.00%		$36,381,484

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates (excluding affiliated money market funds) for the three months ended November 30, 2019.

	Value August 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2019	Dividend Income
Invesco Ltd.	$77,762	$20,338	$-	$10,034	$-	$108,134	$1,909
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco S&P MidCap 400 Revenue ETF (RWK)
November 30, 2019
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.85%
Communication Services-2.13%
AMC Networks, Inc., Class A(b)	13,419	$515,692
Cable One, Inc.	197	302,395
Cinemark Holdings, Inc.	18,476	625,782
John Wiley & Sons, Inc., Class A	8,815	416,597
Live Nation Entertainment, Inc.(b)	36,569	2,552,882
Meredith Corp.	18,877	661,450
New York Times Co. (The), Class A	13,692	441,567
TEGNA, Inc.	31,260	479,841
Telephone & Data Systems, Inc.	44,081	1,045,161
World Wrestling Entertainment, Inc., Class A(c)	2,869	177,935
Yelp, Inc.(b)	5,828	202,115
		7,421,417
Consumer Discretionary-18.59%
Aaron’s, Inc.	14,401	841,018
Adient PLC	151,456	3,310,828
Adtalem Global Education, Inc.(b)	6,776	228,555
American Eagle Outfitters, Inc.	52,562	786,853
AutoNation, Inc.(b)	95,450	4,876,541
Bed Bath & Beyond, Inc.(c)	255,935	3,731,532
Boyd Gaming Corp.	25,577	752,220
Brinker International, Inc.	16,678	747,174
Brunswick Corp.	21,313	1,252,565
Caesars Entertainment Corp.(b)	165,184	2,153,999
Carter’s, Inc.	8,206	847,762
Cheesecake Factory, Inc. (The)(c)	12,541	546,913
Churchill Downs, Inc.	2,145	278,871
Cracker Barrel Old Country Store, Inc.(c)	4,247	652,934
Dana, Inc.	125,587	2,128,700
Deckers Outdoor Corp.(b)	3,108	522,703
Delphi Technologies PLC	59,910	746,479
Dicks Sporting Goods, Inc.	49,767	2,279,826
Dillard’s, Inc., Class A(c)	21,935	1,574,933
Domino’s Pizza, Inc.	3,237	952,649
Dunkin’ Brands Group, Inc.	3,779	289,283
Eldorado Resorts, Inc.(b)(c)	12,680	678,507
Etsy, Inc.(b)	2,780	120,624
Five Below, Inc.(b)	2,868	354,800
Foot Locker, Inc.	45,049	1,804,213
Gentex Corp.	14,875	422,450
Goodyear Tire & Rubber Co. (The)	244,576	3,910,770
Graham Holdings Co., Class B	899	567,817
GrubHub, Inc.(b)(c)	4,018	173,256
Helen of Troy Ltd.(b)	2,377	383,695
Jack in the Box, Inc.	2,323	184,191
KB Home	33,478	1,157,669
Marriott Vacations Worldwide Corp.	8,026	985,914
Mattel, Inc.(b)(c)	91,479	1,070,304
Murphy USA, Inc.(b)	35,560	4,179,367
Ollie’s Bargain Outlet Holdings, Inc.(b)(c)	4,728	309,211
Papa John’s International, Inc.(c)	6,631	419,610
Penn National Gaming, Inc.(b)	49,991	1,151,293
Polaris, Inc.	16,435	1,605,700
Pool Corp.	3,648	753,130
Sally Beauty Holdings, Inc.(b)	59,910	1,104,141
Scientific Games Corp.(b)	31,931	873,632
Service Corp. International	14,909	656,294
Six Flags Entertainment Corp.	6,066	263,750
Skechers U.S.A., Inc., Class A(b)	29,836	1,200,004
Tempur Sealy International, Inc.(b)	8,098	687,358
Texas Roadhouse, Inc.	10,727	621,093
Thor Industries, Inc.	31,409	2,002,952
	Shares	Value
Consumer Discretionary-(continued)
Toll Brothers, Inc.	42,980	$1,726,507
TRI Pointe Group, Inc.(b)	47,473	739,629
Urban Outfitters, Inc.(b)	33,120	849,859
Visteon Corp.(b)	8,014	749,549
Wendy’s Co. (The)	19,070	408,861
Williams-Sonoma, Inc.	19,540	1,356,076
WW International, Inc.(b)	9,318	403,376
Wyndham Destinations, Inc.	18,729	908,357
Wyndham Hotels & Resorts, Inc.	8,950	518,474
		64,804,771
Consumer Staples-4.04%
Boston Beer Co., Inc. (The), Class A(b)	637	244,812
Casey’s General Stores, Inc.	12,486	2,169,692
Edgewell Personal Care Co.(b)	14,207	442,690
Energizer Holdings, Inc.(c)	11,111	554,328
Flowers Foods, Inc.	40,852	879,544
Hain Celestial Group, Inc. (The)(b)	23,641	584,405
Ingredion, Inc.	15,738	1,308,929
Lancaster Colony Corp.	2,021	319,379
Nu Skin Enterprises, Inc., Class A	13,348	510,428
Pilgrim’s Pride Corp.(b)	80,520	2,536,380
Post Holdings, Inc.(b)	12,620	1,332,672
Sanderson Farms, Inc.	5,009	829,390
Sprouts Farmers Market, Inc.(b)	62,003	1,227,659
Tootsie Roll Industries, Inc.(c)	3,079	105,764
TreeHouse Foods, Inc.(b)	21,382	1,045,366
		14,091,438
Energy-6.44%
Antero Midstream Corp.(c)	12,552	57,488
Apergy Corp.(b)	9,686	247,380
Chesapeake Energy Corp.(b)	1,250,024	744,139
CNX Resources Corp.(b)	43,274	299,023
Core Laboratories N.V.	3,335	146,073
EQT Corp.	88,361	771,392
Equitrans Midstream Corp.	26,022	259,439
Matador Resources Co.(b)	12,085	170,157
Murphy Oil Corp.	28,224	649,434
Oasis Petroleum, Inc.(b)	137,703	322,225
Patterson-UTI Energy, Inc.	75,325	673,406
PBF Energy, Inc., Class A	228,482	7,151,487
Southwestern Energy Co.(b)	382,512	696,172
Transocean Ltd.(b)	118,918	592,212
World Fuel Services Corp.	218,700	9,272,880
WPX Energy, Inc.(b)	40,475	398,274
		22,451,181
Financials-10.73%
Alleghany Corp.(b)	2,309	1,801,112
American Financial Group, Inc.	15,752	1,728,152
Associated Banc-Corp.	17,430	373,699
BancorpSouth Bank	7,403	230,233
Bank of Hawaii Corp.	1,906	171,750
Bank OZK	9,968	295,850
Brighthouse Financial, Inc.(b)	45,187	1,859,897
Brown & Brown, Inc.	14,001	528,398
Cathay General Bancorp	4,979	183,327
CNO Financial Group, Inc.	58,188	1,054,367
Commerce Bancshares, Inc.(c)	5,236	350,969
Cullen/Frost Bankers, Inc.	3,665	342,897
East West Bancorp, Inc.	9,684	443,721
Eaton Vance Corp.	8,162	385,002

Invesco S&P MidCap 400 Revenue ETF (RWK)—(continued)
November 30, 2019
(Unaudited)
	Shares	Value
Financials-(continued)
Evercore, Inc., Class A	5,704	$441,375
F.N.B. Corp.	29,299	363,894
FactSet Research Systems, Inc.	1,153	299,376
Federated Investors, Inc., Class B	8,489	284,551
First American Financial Corp.	22,840	1,453,081
First Financial Bankshares, Inc.(c)	2,786	96,312
First Horizon National Corp.	32,395	520,912
FirstCash, Inc.	4,198	339,366
Fulton Financial Corp.	13,542	232,381
Genworth Financial, Inc., Class A(b)	447,738	1,773,042
Green Dot Corp., Class A(b)	9,077	215,669
Hancock Whitney Corp.	7,995	324,677
Hanover Insurance Group, Inc. (The)	8,149	1,107,694
Home BancShares, Inc.	9,462	178,075
Interactive Brokers Group, Inc., Class A	11,154	540,077
International Bancshares Corp.	3,680	156,106
Janus Henderson Group PLC (United Kingdom)	22,498	571,449
Kemper Corp.	14,512	1,072,727
Legg Mason, Inc.	16,363	639,466
LendingTree, Inc.(b)(c)	655	236,147
Mercury General Corp.	14,938	731,663
Navient Corp.	97,919	1,405,138
New York Community Bancorp, Inc.	32,816	391,167
Old Republic International Corp.	64,391	1,452,661
PacWest Bancorp	8,066	300,378
Pinnacle Financial Partners, Inc.	4,593	282,102
Primerica, Inc.	3,675	491,862
Prosperity Bancshares, Inc.	2,743	192,696
Reinsurance Group of America, Inc.	19,074	3,155,984
RenaissanceRe Holdings Ltd. (Bermuda)	3,889	732,415
SEI Investments Co.	6,048	390,277
Selective Insurance Group, Inc.	8,145	539,362
Signature Bank	3,530	435,461
SLM Corp.	51,273	437,359
Sterling Bancorp	14,286	291,720
Stifel Financial Corp.	12,774	798,630
Synovus Financial Corp.	12,030	458,223
TCF Financial Corp.	5,404	229,616
Texas Capital Bancshares, Inc.(b)	5,465	315,877
Trustmark Corp.	4,236	145,549
UMB Financial Corp.	4,127	277,623
Umpqua Holdings Corp.	18,016	294,922
United Bankshares, Inc.	5,076	192,228
Valley National Bancorp	27,715	320,940
W.R. Berkley Corp.	25,079	1,705,372
Washington Federal, Inc.	4,269	157,142
Webster Financial Corp.	6,437	313,417
Wintrust Financial Corp.	5,611	381,043
		37,416,578
Health Care-6.91%
Acadia Healthcare Co., Inc.(b)	21,542	692,791
Allscripts Healthcare Solutions, Inc.(b)	39,765	428,667
Amedisys, Inc.(b)	3,078	501,591
Avanos Medical, Inc.(b)	3,957	137,150
Bio-Rad Laboratories, Inc., Class A(b)	1,543	569,953
Bio-Techne Corp.	802	175,036
Cantel Medical Corp.	2,356	181,176
Catalent, Inc.(b)	11,058	574,905
Charles River Laboratories International, Inc.(b)	4,175	606,419
Chemed Corp.	982	422,280
Encompass Health Corp.	15,946	1,127,542
Exelixis, Inc.(b)	10,636	176,877
	Shares	Value
Health Care-(continued)
Globus Medical, Inc., Class A(b)	3,275	$183,236
Haemonetics Corp.(b)	1,758	212,015
HealthEquity, Inc.(b)	1,193	75,028
Hill-Rom Holdings, Inc.	6,186	663,201
ICU Medical, Inc.(b)	1,815	340,276
Integra LifeSciences Holdings Corp.(b)	5,480	334,225
Ligand Pharmaceuticals, Inc.(b)	401	45,313
LivaNova PLC(b)	2,905	243,323
Masimo Corp.(b)	1,337	207,329
MEDNAX, Inc.(b)	33,978	887,505
Molina Healthcare, Inc.(b)	35,023	4,745,616
NuVasive, Inc.(b)	3,909	282,386
Patterson Cos., Inc.	70,083	1,363,815
Penumbra, Inc.(b)	749	132,513
PRA Health Sciences, Inc.(b)	6,364	692,467
Prestige Consumer Healthcare, Inc.(b)	5,978	225,789
Repligen Corp.(b)	658	58,398
STERIS PLC	4,445	671,817
Syneos Health, Inc.(b)	18,752	1,029,672
Tenet Healthcare Corp.(b)	164,849	5,308,138
United Therapeutics Corp.(b)	4,276	394,504
West Pharmaceutical Services, Inc.	2,763	406,244
		24,097,197
Industrials-20.05%
Acuity Brands, Inc.	6,150	804,297
AECOM(b)	122,663	5,314,988
AGCO Corp.	27,342	2,136,230
ASGN, Inc.(b)	12,643	847,207
Avis Budget Group, Inc.(b)	71,518	2,127,661
Axon Enterprise, Inc.(b)	1,551	114,464
Brink’s Co. (The)	9,590	891,870
Carlisle Cos., Inc.	7,159	1,116,661
Clean Harbors, Inc.(b)	9,792	809,309
Colfax Corp.(b)(c)	28,358	955,665
Crane Co.	9,143	759,509
Curtiss-Wright Corp.	4,189	575,192
Deluxe Corp.	9,264	473,205
Donaldson Co., Inc.	12,060	676,325
Dycom Industries, Inc.(b)	14,230	740,672
EMCOR Group, Inc.	22,921	2,038,365
EnerSys	9,963	699,104
Fluor Corp.	192,867	3,363,600
GATX Corp.(c)	3,810	307,962
Genesee & Wyoming, Inc., Class A(b)	4,705	524,372
Graco, Inc.	8,001	386,528
Granite Construction, Inc.	22,557	581,068
Healthcare Services Group, Inc.(c)	17,033	428,380
Herman Miller, Inc.	12,988	620,567
HNI Corp.	14,556	571,905
Hubbell, Inc.	7,686	1,129,996
Insperity, Inc.	8,979	698,297
ITT, Inc.	10,141	707,639
JetBlue Airways Corp.(b)	104,222	2,008,358
KAR Auction Services, Inc.	31,013	654,995
Kennametal, Inc.	16,515	575,217
Kirby Corp.(b)	8,002	675,129
Knight-Swift Transportation Holdings, Inc.	32,873	1,215,972
Landstar System, Inc.	9,051	1,008,372
Lennox International, Inc.	3,610	923,619
Lincoln Electric Holdings, Inc.	7,614	702,468
ManpowerGroup, Inc.	55,650	5,155,416
MasTec, Inc.(b)	26,132	1,733,597

Invesco S&P MidCap 400 Revenue ETF (RWK)—(continued)
November 30, 2019
(Unaudited)
	Shares	Value
Industrials-(continued)
MSA Safety, Inc.	2,730	$338,329
MSC Industrial Direct Co., Inc., Class A	10,489	769,998
Nordson Corp.	3,356	556,525
NOW, Inc.(b)	57,830	648,274
nVent Electric PLC	22,341	552,046
Old Dominion Freight Line, Inc.	5,466	1,047,231
Oshkosh Corp.	24,264	2,194,921
Owens Corning	27,019	1,811,894
Regal Beloit Corp.	10,404	850,319
Resideo Technologies, Inc.(b)	70,628	690,742
Ryder System, Inc.	37,752	1,981,602
Stericycle, Inc.(b)(c)	14,962	939,913
Teledyne Technologies, Inc.(b)	2,148	734,595
Terex Corp.	40,767	1,144,330
Tetra Tech, Inc.	8,094	714,619
Timken Co. (The)	18,694	983,117
Toro Co. (The)	8,923	697,600
Trex Co., Inc.(b)	1,757	151,207
Trinity Industries, Inc.(c)	33,881	712,856
Valmont Industries, Inc.	4,327	619,367
Watsco, Inc.	6,204	1,104,126
Werner Enterprises, Inc.	15,973	587,167
Woodward, Inc.	6,042	705,645
XPO Logistics, Inc.(b)	52,060	4,304,841
		69,895,445
Information Technology-16.65%
ACI Worldwide, Inc.(b)	7,352	275,700
Arrow Electronics, Inc.(b)	88,799	7,071,952
Avnet, Inc.	99,501	4,044,716
Belden, Inc.	10,678	573,836
Blackbaud, Inc.	2,126	176,203
CACI International, Inc., Class A(b)	5,302	1,268,875
CDK Global, Inc.	10,887	582,999
Ciena Corp.(b)	19,006	721,468
Cirrus Logic, Inc.(b)	4,744	340,145
Cognex Corp.	3,567	178,992
Coherent, Inc.(b)	2,118	319,521
CommVault Systems, Inc.(b)	3,420	173,120
CoreLogic, Inc.(b)	8,417	348,716
Cree, Inc.(b)	5,850	258,629
Cypress Semiconductor Corp.	22,686	531,987
Fair Isaac Corp.(b)	825	303,394
First Solar, Inc.(b)	8,793	485,725
InterDigital, Inc.	1,204	68,387
j2 Global, Inc.	3,115	302,217
Jabil, Inc.	177,120	6,879,341
KBR, Inc.	47,731	1,420,952
Littelfuse, Inc.	2,027	367,718
LiveRamp Holdings, Inc.(b)	1,505	75,385
LogMeIn, Inc.	4,061	316,677
Lumentum Holdings, Inc.(b)	5,984	440,781
Manhattan Associates, Inc.(b)	1,641	137,040
MAXIMUS, Inc.	7,450	556,143
MKS Instruments, Inc.	4,548	483,361
Monolithic Power Systems, Inc.	844	135,614
National Instruments Corp.	6,856	288,775
NCR Corp.(b)	45,521	1,494,454
NetScout Systems, Inc.(b)	8,256	208,051
Perspecta, Inc.	37,967	1,047,130
Plantronics, Inc.	11,971	303,345
PTC, Inc.(b)	4,168	319,269
Sabre Corp.	37,805	847,966
	Shares	Value
Information Technology-(continued)
Science Applications International Corp.	15,186	$1,296,125
Semtech Corp.(b)	2,778	134,622
Silicon Laboratories, Inc.(b)	1,657	175,526
Synaptics, Inc.(b)(c)	8,500	485,860
SYNNEX Corp.	50,274	6,174,150
Tech Data Corp.(b)	80,591	11,676,830
Teradata Corp.(b)	14,178	376,568
Teradyne, Inc.	8,361	523,315
Trimble, Inc.(b)	18,233	738,983
Tyler Technologies, Inc.(b)	879	255,059
Universal Display Corp.	441	85,651
ViaSat, Inc.(b)	6,187	454,745
Vishay Intertechnology, Inc.	37,092	737,760
WEX, Inc.(b)	1,742	350,368
Zebra Technologies Corp., Class A(b)	4,873	1,222,831
		58,036,977
Materials-8.58%
Allegheny Technologies, Inc.(b)	42,658	983,693
AptarGroup, Inc.	5,405	606,009
Ashland Global Holdings, Inc.	8,176	586,219
Cabot Corp.	16,040	753,720
Carpenter Technology Corp.	9,746	512,347
Chemours Co. (The)	82,205	1,298,017
Commercial Metals Co.	68,259	1,458,012
Compass Minerals International, Inc.	5,776	319,240
Domtar Corp.	34,679	1,294,220
Eagle Materials, Inc.	3,569	328,455
Greif, Inc., Class A	25,448	1,098,081
Ingevity Corp.(b)	3,022	272,917
Louisiana-Pacific Corp.	22,391	664,117
Minerals Technologies, Inc.	7,389	399,006
NewMarket Corp.	1,088	537,439
Olin Corp.	80,699	1,413,847
Owens-Illinois, Inc.	143,820	1,420,942
PolyOne Corp.	22,709	716,015
Reliance Steel & Aluminum Co.	25,536	3,012,737
Royal Gold, Inc.	788	92,409
RPM International, Inc.	18,262	1,346,457
Scotts Miracle-Gro Co. (The)	6,841	691,488
Sensient Technologies Corp.	4,383	277,400
Silgan Holdings, Inc.	34,449	1,061,374
Sonoco Products Co.	21,049	1,274,096
Steel Dynamics, Inc.	84,149	2,838,346
United States Steel Corp.(c)	250,428	3,285,615
Valvoline, Inc.	23,865	540,542
Worthington Industries, Inc.	21,769	833,753
		29,916,513
Real Estate-3.49%
Alexander & Baldwin, Inc.	6,021	130,535
American Campus Communities, Inc.	4,378	210,319
Brixmor Property Group, Inc.	13,182	289,213
Camden Property Trust	2,110	235,371
CoreCivic, Inc.	24,298	368,115
CoreSite Realty Corp.	1,110	125,863
Corporate Office Properties Trust	4,686	136,738
Cousins Properties, Inc.	3,270	132,402
CyrusOne, Inc.	2,770	172,571
Douglas Emmett, Inc.	4,901	215,987
EastGroup Properties, Inc.	567	77,220
EPR Properties	2,061	146,166
First Industrial Realty Trust, Inc.	2,416	102,873

Invesco S&P MidCap 400 Revenue ETF (RWK)—(continued)
November 30, 2019
(Unaudited)
	Shares	Value
Real Estate-(continued)
GEO Group, Inc. (The)	29,778	$412,723
Healthcare Realty Trust, Inc.	3,153	104,648
Highwoods Properties, Inc.	3,673	178,324
JBG SMITH Properties	3,705	147,755
Jones Lang LaSalle, Inc.	27,184	4,521,515
Kilroy Realty Corp.	2,298	191,286
Lamar Advertising Co., Class A	4,805	400,881
Liberty Property Trust	2,981	183,689
Life Storage, Inc.	1,236	135,367
Mack-Cali Realty Corp.	5,565	119,035
Medical Properties Trust, Inc.	9,169	190,349
National Retail Properties, Inc.	2,713	151,223
Omega Healthcare Investors, Inc.	4,907	206,241
Park Hotels & Resorts, Inc.	23,354	552,322
Pebblebrook Hotel Trust	9,790	256,498
PotlatchDeltic Corp.	4,903	212,937
PS Business Parks, Inc.	541	95,535
Rayonier, Inc.	6,039	184,975
Sabra Health Care REIT, Inc.	6,715	149,610
Senior Housing Properties Trust	27,585	201,922
Service Properties Trust	20,252	471,669
Spirit Realty Capital, Inc.	2,232	116,957
Tanger Factory Outlet Centers, Inc.(c)	6,692	101,852
Taubman Centers, Inc.	3,467	112,608
Uniti Group, Inc.(c)	30,404	204,315
Urban Edge Properties	4,148	85,988
Weingarten Realty Investors	4,011	127,710
		12,161,307
Utilities-2.24%
ALLETE, Inc.	3,739	299,531
Aqua America, Inc.	4,409	195,186
Black Hills Corp.	5,217	399,466
Hawaiian Electric Industries, Inc.	14,856	648,761
IDACORP, Inc.	2,878	302,334
MDU Resources Group, Inc.	39,941	1,159,887
National Fuel Gas Co.	8,138	366,373
New Jersey Resources Corp.	13,809	587,435
	Shares	Value
Utilities-(continued)
NorthWestern Corp.	3,834	$274,399
OGE Energy Corp.	11,361	477,844
ONE Gas, Inc.	4,076	362,234
PNM Resources, Inc.	6,501	314,973
Southwest Gas Holdings, Inc.	7,355	557,215
Spire, Inc.	5,097	394,610
UGI Corp.	34,131	1,486,405
		7,826,653
Total Common Stocks & Other Equity Interests (Cost $309,098,277)		348,119,477
Money Market Funds-0.04%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.50%(d) (Cost $155,472)	155,472	155,472
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.89% (Cost $309,253,749)		348,274,949
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.96%
Invesco Government & Agency Portfolio, Institutional Class, 1.53%(d)(e)	10,338,346	10,338,346
Invesco Liquid Assets Portfolio, Institutional Class, 1.72%(d)(e)	3,449,156	3,450,536
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $13,788,709)		13,788,882
TOTAL INVESTMENTS IN SECURITIES-103.85% (Cost $323,042,458)		362,063,831
OTHER ASSETS LESS LIABILITIES-(3.85)%		(13,421,230)
NET ASSETS-100.00%		$348,642,601

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2019.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of November 30, 2019.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco S&P SmallCap 600 Revenue ETF (RWJ)
November 30, 2019
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.91%
Communication Services-1.86%
ATN International, Inc.	2,879	$161,656
Care.com, Inc.(b)	8,070	101,117
Cincinnati Bell, Inc.(b)	101,450	658,410
Cogent Communications Holdings, Inc.	3,735	234,110
Consolidated Communications Holdings, Inc.	122,166	443,463
E.W. Scripps Co. (The), Class A	39,455	588,669
Frontier Communications Corp.(b)(c)	3,337,559	2,252,519
Gannett Co., Inc.(c)	71,479	454,606
Iridium Communications, Inc.(b)	8,356	194,695
Marcus Corp. (The)	8,498	267,347
QuinStreet, Inc.(b)(c)	14,286	224,862
Scholastic Corp.	17,254	640,641
Spok Holdings, Inc.	5,436	66,917
TechTarget, Inc.(b)	2,099	55,665
Vonage Holdings Corp.(b)	35,175	278,234
		6,622,911
Consumer Discretionary-29.52%
Abercrombie & Fitch Co., Class A	84,156	1,343,971
American Axle & Manufacturing Holdings, Inc.(b)	321,911	3,174,042
American Public Education, Inc.(b)	4,850	120,086
Asbury Automotive Group, Inc.(b)	29,081	3,223,338
Barnes & Noble Education, Inc.(b)	189,578	955,473
Big Lots, Inc.	96,556	2,018,020
BJ’s Restaurants, Inc.	12,055	496,063
Bloomin’ Brands, Inc.	84,605	2,034,750
Boot Barn Holdings, Inc.(b)	9,375	373,313
Buckle, Inc. (The)(c)	18,228	507,103
Caleres, Inc.	54,720	1,197,821
Callaway Golf Co.	30,982	643,806
Career Education Corp.(b)	12,576	209,768
Cato Corp. (The), Class A	20,259	386,137
Cavco Industries, Inc.(b)	2,056	411,221
Century Communities, Inc.(b)	32,666	930,981
Chico’s FAS, Inc.	201,159	959,528
Childrens Place, Inc. (The)(c)	8,335	602,287
Chuy’s Holdings, Inc.(b)	6,482	186,811
Conn’s, Inc.(b)	24,449	536,167
Cooper Tire & Rubber Co.	44,275	1,276,006
Cooper-Standard Holdings, Inc.(b)	29,252	831,634
Core-Mark Holding Co., Inc.	206,769	5,572,425
Crocs, Inc.(b)	16,528	576,827
Dave & Buster’s Entertainment, Inc.	12,953	520,452
Designer Brands Inc., Class A	84,285	1,390,702
Dine Brands Global, Inc.	4,991	413,654
Dorman Products, Inc.(b)	5,150	382,748
El Pollo Loco Holdings, Inc.(b)	15,351	247,458
Ethan Allen Interiors, Inc.	15,679	280,341
Express, Inc.(b)	275,990	1,084,641
Fiesta Restaurant Group, Inc.(b)	26,421	261,568
Fossil Group, Inc.(b)	74,183	555,631
Fox Factory Holding Corp.(b)	4,121	271,698
GameStop Corp., Class A(c)	785,839	4,982,219
Garrett Motion, Inc. (Switzerland)(b)	109,322	1,264,856
Genesco, Inc.(b)	24,739	918,806
Gentherm, Inc.(b)	9,967	417,119
G-III Apparel Group Ltd.(b)	48,214	1,427,134
Group 1 Automotive, Inc.	55,535	5,725,103
Guess?, Inc.	58,655	1,129,109
Haverty Furniture Cos., Inc.	16,438	330,568
Hibbett Sports, Inc.(b)(c)	24,891	706,158
Installed Building Products, Inc.(b)	10,077	722,521
	Shares	Value
Consumer Discretionary-(continued)
iRobot Corp.(b)(c)	7,586	$330,446
J.C. Penney Co., Inc.(b)(c)	5,006,941	5,657,843
Kontoor Brands, Inc.	30,198	1,082,598
La-Z-Boy, Inc.	22,103	698,455
LCI Industries	10,487	1,116,446
LGI Homes, Inc.(b)	8,051	581,846
Liquidity Services, Inc.(b)	11,061	77,316
Lithia Motors, Inc., Class A	39,336	6,316,575
Lumber Liquidators Holdings, Inc.(b)(c)	47,253	421,024
M/I Homes, Inc.(b)	26,864	1,189,269
MarineMax, Inc.(b)	33,554	555,654
MDC Holdings, Inc.	29,833	1,180,492
Meritage Homes Corp.(b)	20,984	1,396,275
Michaels Cos., Inc. (The)(b)(c)	226,025	1,848,884
Monarch Casino & Resort, Inc.(b)	2,165	98,724
Monro, Inc.	6,690	491,046
Motorcar Parts of America, Inc.(b)	11,499	224,345
Movado Group, Inc.	11,536	225,529
Office Depot, Inc.	2,698,373	6,017,372
Oxford Industries, Inc.	6,339	471,748
PetMed Express, Inc.(c)	6,070	138,578
Red Robin Gourmet Burgers, Inc.(b)	15,782	430,375
Regis Corp.(b)	22,905	369,458
Rent-A-Center, Inc.	43,060	1,120,852
RH(b)	6,128	1,259,856
Ruth’s Hospitality Group, Inc.	9,208	215,191
Shake Shack, Inc., Class A(b)	2,153	133,443
Shoe Carnival, Inc.(c)	13,484	478,682
Shutterstock, Inc.(b)	6,891	286,528
Signet Jewelers Ltd.	155,875	2,863,424
Sleep Number Corp.(b)	15,038	725,884
Sonic Automotive, Inc., Class A	135,499	4,437,592
Stamps.com, Inc.(b)	3,181	277,542
Standard Motor Products, Inc.	9,636	485,365
Steven Madden Ltd.	19,872	843,964
Strategic Education, Inc.	2,442	346,129
Sturm Ruger & Co., Inc.	4,118	187,575
Tailored Brands, Inc.(c)	261,974	1,385,842
TopBuild Corp.(b)	11,538	1,272,411
Tupperware Brands Corp.	50,624	427,773
Unifi, Inc.(b)	12,064	293,758
Universal Electronics, Inc.(b)	6,670	370,852
Vera Bradley, Inc.(b)	17,070	188,453
Vista Outdoor, Inc.(b)	124,836	1,033,642
Vitamin Shoppe, Inc.(b)	62,991	408,182
William Lyon Homes, Inc., Class A(b)	46,503	970,983
Wingstop, Inc.	816	65,280
Winnebago Industries, Inc.	22,360	1,062,771
Wolverine World Wide, Inc.	30,927	992,757
Zumiez, Inc.(b)	12,920	381,657
		105,036,750
Consumer Staples-7.07%
Andersons, Inc. (The)	87,022	2,010,208
Avon Products, Inc. (United Kingdom)(b)	469,105	2,153,192
B&G Foods, Inc.(c)	34,548	572,115
Calavo Growers, Inc.	5,262	469,318
Cal-Maine Foods, Inc.	12,468	542,732
Central Garden & Pet Co.(b)(c)	17,154	452,523
Central Garden & Pet Co., Class A(b)	18,143	453,756
Chefs’ Warehouse, Inc. (The)(b)	15,489	550,789
Coca-Cola Consolidated, Inc.	6,762	1,826,822
Darling Ingredients, Inc.(b)	68,110	1,621,018

Invesco S&P SmallCap 600 Revenue ETF (RWJ)—(continued)
November 30, 2019
(Unaudited)
	Shares	Value
Consumer Staples-(continued)
Inter Parfums, Inc.	4,220	$297,468
J&J Snack Foods Corp.	2,567	474,895
John B. Sanfilippo & Son, Inc.	3,886	379,818
Medifast, Inc.(c)	2,443	214,764
MGP Ingredients, Inc.(c)	2,912	132,845
National Beverage Corp.(b)(c)	8,916	442,590
Seneca Foods Corp., Class A(b)	15,951	623,684
SpartanNash Co.	290,940	4,119,710
United Natural Foods, Inc.(b)	603,656	5,505,343
Universal Corp.	15,944	832,596
USANA Health Sciences, Inc.(b)	6,604	486,054
Vector Group Ltd.(c)	61,226	822,877
WD-40 Co.	923	178,241
		25,163,358
Energy-5.16%
Archrock, Inc.	37,142	312,364
Bonanza Creek Energy, Inc.(b)	5,160	90,094
Carrizo Oil & Gas, Inc.(b)(c)	52,917	339,198
CONSOL Energy, Inc.(b)	35,201	449,165
Denbury Resources, Inc.(b)	471,568	465,202
Diamond Offshore Drilling, Inc.(b)(c)	51,211	289,342
DMC Global, Inc.	3,369	155,277
Dril-Quip, Inc.(b)	3,042	128,555
Era Group, Inc.(b)	8,005	76,608
Exterran Corp.(b)	43,542	234,256
Geospace Technologies Corp.(b)	2,333	33,642
Green Plains, Inc.	130,427	1,989,012
Gulfport Energy Corp.(b)	201,733	478,107
Helix Energy Solutions Group, Inc.(b)	33,839	280,864
HighPoint Resources Corp.(b)	137,798	172,248
KLX Energy Services Holdings, Inc.(b)	21,797	123,153
Laredo Petroleum, Inc.(b)	145,807	314,943
Matrix Service Co.(b)	30,663	642,083
McDermott International, Inc.(b)(c)	623,759	499,257
Nabors Industries Ltd.	569,143	1,172,435
Newpark Resources, Inc.(b)	48,383	283,524
Noble Corp. PLC(b)	250,499	265,529
Oil States International, Inc.(b)	28,896	460,602
Par Pacific Holdings, Inc.(b)	78,827	1,962,004
PDC Energy, Inc.(b)	18,518	420,914
Penn Virginia Corp.(b)	6,387	154,246
ProPetro Holding Corp.(b)	75,402	649,965
QEP Resources, Inc.	159,547	521,719
Range Resources Corp.(c)	296,452	1,034,617
Renewable Energy Group, Inc.(b)	55,923	954,046
REX American Resources Corp.(b)	2,350	215,848
Ring Energy, Inc.(b)	42,399	81,406
RPC, Inc.(c)	110,207	425,399
SEACOR Holdings, Inc.(b)	6,833	289,309
SM Energy Co.	68,588	569,966
SRC Energy, Inc.(b)	55,172	196,964
TETRA Technologies, Inc.(b)	237,440	292,051
Unit Corp.(b)	96,651	82,704
US Silica Holdings, Inc.(c)	60,211	296,840
Valaris PLC(c)	118,320	504,043
Whiting Petroleum Corp.(b)(c)	101,589	465,278
		18,372,779
Financials-6.34%
Ambac Financial Group, Inc.(b)	7,721	160,751
American Equity Investment Life Holding Co.	42,285	1,256,710
Ameris Bancorp	6,404	279,535
	Shares	Value
Financials-(continued)
AMERISAFE, Inc.	2,271	$153,520
Apollo Commercial Real Estate Finance, Inc.	9,595	175,301
ARMOUR Residential REIT, Inc.	2,944	50,813
Axos Financial, Inc.(b)	8,936	263,165
Banc of California, Inc.	12,599	193,521
Banner Corp.	4,120	225,076
Berkshire Hills Bancorp, Inc.	7,720	243,566
Blucora, Inc.(b)	9,917	233,446
Boston Private Financial Holdings, Inc.	13,994	164,290
Brookline Bancorp, Inc.	9,716	155,942
Cadence BanCorp	18,609	307,235
Capstead Mortgage Corp.	12,666	98,541
Central Pacific Financial Corp.	3,512	102,059
City Holding Co.	1,300	103,324
Columbia Banking System, Inc.	6,616	258,553
Community Bank System, Inc.	3,693	250,570
Customers Bancorp, Inc.(b)	9,055	211,706
CVB Financial Corp.	9,379	200,335
Dime Community Bancshares, Inc.	4,463	89,974
Donnelley Financial Solutions, Inc.(b)	30,263	303,840
Eagle Bancorp, Inc.	3,982	176,880
eHealth, Inc.(b)	1,664	153,521
Employers Holdings, Inc.	7,935	340,967
Encore Capital Group, Inc.(b)	16,662	607,663
Enova International, Inc.(b)	20,391	469,605
EZCORP, Inc., Class A(b)	40,844	209,121
First BanCorp Puerto Rico	31,044	325,962
First Commonwealth Financial Corp.	11,952	169,838
First Financial Bancorp	11,695	284,422
First Midwest Bancorp, Inc.	16,858	363,458
Flagstar Bancorp, Inc.	13,560	505,246
Franklin Financial Network, Inc.	2,504	85,487
Glacier Bancorp, Inc.	6,155	269,897
Granite Point Mortgage Trust, Inc.	4,774	86,744
Great Western Bancorp, Inc.	6,690	229,935
Greenhill & Co., Inc.	7,580	128,936
Hanmi Financial Corp.	5,637	110,654
HCI Group, Inc.	2,170	100,471
Heritage Financial Corp.	3,621	99,867
HomeStreet, Inc.(b)	5,865	187,211
Hope Bancorp, Inc.	20,096	291,593
Horace Mann Educators Corp.	11,681	507,072
Independent Bank Corp.	2,539	213,784
INTL. FCStone, Inc.(b)	7,754	310,160
James River Group Holdings Ltd.	7,118	281,588
Meta Financial Group, Inc.	6,173	219,574
National Bank Holdings Corp., Class A	3,442	123,361
NBT Bancorp, Inc.	5,226	209,040
New York Mortgage Trust, Inc.	42,336	263,753
NMI Holdings, Inc., Class A(b)	4,927	165,399
Northfield Bancorp, Inc.	4,194	70,879
Northwest Bancshares, Inc.	11,929	198,499
OFG Bancorp	8,187	175,611
Old National Bancorp	20,740	374,979
Opus Bank	5,453	140,197
Oritani Financial Corp.	3,548	65,993
Pacific Premier Bancorp, Inc.	6,963	223,094
PennyMac Mortgage Investment Trust	18,859	435,454
Piper Jaffray Cos.	4,484	362,666
PRA Group, Inc.(b)	11,596	424,877
Preferred Bank	1,713	94,472
ProAssurance Corp.	9,792	368,179

Invesco S&P SmallCap 600 Revenue ETF (RWJ)—(continued)
November 30, 2019
(Unaudited)
	Shares	Value
Financials-(continued)
Provident Financial Services, Inc.	6,819	$165,838
Redwood Trust, Inc.	14,362	232,377
RLI Corp.	4,375	399,744
S&T Bancorp, Inc.	3,836	144,694
Safety Insurance Group, Inc.	3,579	349,489
Seacoast Banking Corp. of Florida(b)	5,190	154,402
ServisFirst Bancshares, Inc.	4,622	168,056
Simmons First National Corp., Class A	14,469	374,892
Southside Bancshares, Inc.	3,214	112,844
Stewart Information Services Corp.	21,768	931,017
Third Point Reinsurance Ltd. (Bermuda)(b)	37,243	355,671
Tompkins Financial Corp.	1,624	140,882
Triumph Bancorp, Inc.(b)	4,063	145,699
TrustCo Bank Corp.	10,095	88,634
United Community Banks, Inc.	9,043	280,333
United Fire Group, Inc.	9,864	433,424
United Insurance Holdings Corp.	22,575	286,477
Universal Insurance Holdings, Inc.	12,917	375,885
Veritex Holdings, Inc.	4,596	119,542
Virtus Investment Partners, Inc.	1,873	220,639
Waddell & Reed Financial, Inc., Class A	25,777	416,299
Walker & Dunlop, Inc.	6,411	420,818
Westamerica Bancorporation	1,278	83,070
WisdomTree Investments, Inc.(c)	19,721	95,844
World Acceptance Corp.(b)	1,628	154,644
		22,559,096
Health Care-9.38%
Acorda Therapeutics, Inc.(b)	32,230	51,568
Addus HomeCare Corp.(b)	2,943	274,317
Akorn, Inc.(b)	76,804	280,335
AMAG Pharmaceuticals, Inc.(b)(c)	12,557	133,732
AMN Healthcare Services, Inc.(b)	15,728	935,344
Amphastar Pharmaceuticals, Inc.(b)	6,121	119,421
AngioDynamics, Inc.(b)	7,898	121,392
ANI Pharmaceuticals, Inc.(b)	1,139	70,185
Anika Therapeutics, Inc.(b)	818	47,280
Arrowhead Pharmaceuticals, Inc.(b)(c)	1,858	135,653
BioTelemetry, Inc.(b)	3,965	183,619
Cambrex Corp.(b)	3,917	234,902
Cardiovascular Systems, Inc.(b)	1,981	90,254
Community Health Systems, Inc.(b)(c)	1,529,274	4,893,677
Computer Programs & Systems, Inc.	4,687	124,627
CONMED Corp.	3,729	422,384
Corcept Therapeutics, Inc.(b)	8,178	104,924
CorVel Corp.(b)	3,047	251,408
Cross Country Healthcare, Inc.(b)	31,887	384,876
CryoLife, Inc.(b)	3,723	92,070
Cutera, Inc.(b)	2,415	92,495
Cytokinetics, Inc.(b)	1,167	11,285
Diplomat Pharmacy, Inc.(b)	387,322	1,994,708
Eagle Pharmaceuticals, Inc.(b)	1,510	88,305
Emergent BioSolutions, Inc.(b)	7,101	389,561
Enanta Pharmaceuticals, Inc.(b)	1,325	84,350
Endo International PLC(b)	317,586	1,613,337
Ensign Group, Inc. (The)	18,507	803,759
HealthStream, Inc.(b)	3,812	111,044
Heska Corp.(b)	743	70,957
HMS Holdings Corp.(b)	6,904	208,501
Innoviva, Inc.(b)	9,738	131,268
Inogen, Inc.(b)	3,134	230,694
Integer Holdings Corp.(b)	6,683	506,906
Invacare Corp.	51,645	450,861
	Shares	Value
Health Care-(continued)
Lannett Co., Inc.(b)(c)	19,094	$168,409
Lantheus Holdings, Inc.(b)	5,730	119,757
LeMaitre Vascular, Inc.	1,262	44,889
LHC Group, Inc.(b)	7,151	953,943
Luminex Corp.	5,735	121,181
Magellan Health, Inc.(b)	47,343	3,679,971
Medpace Holdings, Inc.(b)	3,729	285,902
Meridian Bioscience, Inc.	8,370	76,586
Merit Medical Systems, Inc.(b)	14,467	405,076
Mesa Laboratories, Inc.(c)	176	41,205
Momenta Pharmaceuticals, Inc.(b)	1,981	33,281
Myriad Genetics, Inc.(b)	13,018	335,083
Natus Medical, Inc.(b)	6,707	214,557
Neogen Corp.(b)	2,142	142,593
NeoGenomics, Inc.(b)	6,522	168,333
NextGen Healthcare, Inc.(b)	13,344	245,796
Omnicell, Inc.(b)	4,813	384,992
OraSure Technologies, Inc.(b)	8,834	71,555
Orthofix Medical, Inc.(b)	3,649	165,665
Owens & Minor, Inc.	660,639	4,373,430
Pennant Group, Inc. (The)(b)	9,258	216,822
Phibro Animal Health Corp., Class A	16,297	395,365
Progenics Pharmaceuticals, Inc.(b)	1,733	9,046
Providence Service Corp. (The)(b)	10,301	614,867
REGENXBIO, Inc.(b)(c)	588	24,614
Select Medical Holdings Corp.(b)	127,367	2,816,084
Spectrum Pharmaceuticals, Inc.(b)	5,013	45,017
Supernus Pharmaceuticals, Inc.(b)	6,042	141,262
SurModics, Inc.(b)	802	32,914
Tabula Rasa HealthCare, Inc.(b)(c)	1,813	80,878
Tactile Systems Technology, Inc.(b)	1,276	81,932
Tivity Health, Inc.(b)(c)	19,617	444,325
US Physical Therapy, Inc.	1,469	171,667
Vanda Pharmaceuticals, Inc.(b)	6,251	104,579
Varex Imaging Corp.(b)	11,330	339,220
Xencor, Inc.(b)	1,980	78,012
		33,368,807
Industrials-19.14%
AAON, Inc.	3,738	184,545
AAR Corp.	18,624	832,307
ABM Industries, Inc.	74,477	2,829,381
Actuant Corp., Class A	18,708	459,468
Aegion Corp.(b)	24,766	536,432
Aerojet Rocketdyne Holdings, Inc.(b)	15,474	683,951
Aerovironment, Inc.(b)	2,158	132,372
Alamo Group, Inc.	3,789	434,977
Albany International Corp.	4,829	404,091
Allegiant Travel Co.	4,782	811,649
American Woodmark Corp.(b)	7,598	781,834
Apogee Enterprises, Inc.	14,278	545,991
Applied Industrial Technologies, Inc.	25,156	1,606,211
ArcBest Corp.	41,041	1,181,160
Arcosa, Inc.	18,922	741,932
Astec Industries, Inc.	15,596	584,226
Atlas Air Worldwide Holdings, Inc.(b)	42,611	1,111,721
AZZ, Inc.	9,152	348,417
Barnes Group, Inc.	11,242	665,414
Brady Corp., Class A	8,844	504,108
Briggs & Stratton Corp.	119,174	637,581
Chart Industries, Inc.(b)	6,958	384,082
CIRCOR International, Inc.(b)	12,959	574,861
Comfort Systems USA, Inc.	23,414	1,196,455

Invesco S&P SmallCap 600 Revenue ETF (RWJ)—(continued)
November 30, 2019
(Unaudited)
	Shares	Value
Industrials-(continued)
Cubic Corp.	8,090	$481,759
DXP Enterprises, Inc.(b)	14,639	564,041
Echo Global Logistics, Inc.(b)	40,522	811,656
Encore Wire Corp.	9,152	533,928
EnPro Industries, Inc.	8,893	590,406
ESCO Technologies, Inc.	4,222	371,831
Exponent, Inc.	2,287	145,339
Federal Signal Corp.	14,448	475,917
Forrester Research, Inc.	4,610	184,077
Forward Air Corp.	8,674	607,440
Franklin Electric Co., Inc.	10,744	595,970
Gibraltar Industries, Inc.(b)	9,144	477,500
GMS, Inc.(b)	47,641	1,474,965
Greenbrier Cos., Inc. (The)	39,669	1,116,286
Griffon Corp.	43,707	927,462
Harsco Corp.(b)	33,697	749,758
Hawaiian Holdings, Inc.	41,485	1,256,581
Heartland Express, Inc.	10,739	229,922
Heidrick & Struggles International, Inc.	11,333	351,550
Hillenbrand, Inc.	23,577	745,505
Hub Group, Inc., Class A(b)	34,223	1,747,769
Insteel Industries, Inc.	8,502	198,352
Interface, Inc.	40,672	682,883
John Bean Technologies Corp.	7,118	779,777
Kaman Corp.	10,339	657,560
Kelly Services, Inc., Class A	93,323	2,044,707
Korn Ferry	21,327	837,724
Lindsay Corp.	2,009	181,252
Lydall, Inc.(b)	12,911	240,403
Marten Transport Ltd.	15,697	331,678
Matson, Inc.	22,695	856,509
Matthews International Corp., Class A	17,213	660,118
Mobile Mini, Inc.	7,045	267,428
Moog, Inc., Class A	13,396	1,150,314
Mueller Industries, Inc.	35,321	1,108,726
MYR Group, Inc.(b)	22,010	756,264
National Presto Industries, Inc.	1,322	117,632
Park Aerospace Corp.	1,267	20,665
Patrick Industries, Inc.(b)	23,100	1,143,912
PGT Innovations, Inc.(b)	18,008	258,955
Pitney Bowes, Inc.	324,796	1,529,789
Powell Industries, Inc.	5,240	217,932
Proto Labs, Inc.(b)	1,728	167,426
Quanex Building Products Corp.	19,917	387,585
Raven Industries, Inc.	4,464	153,428
Resources Connection, Inc.	17,276	266,914
RR Donnelley & Sons Co.	763,731	3,032,012
Saia, Inc.(b)	7,516	713,268
Simpson Manufacturing Co., Inc.	6,689	543,147
SkyWest, Inc.	20,721	1,297,963
SPX Corp.(b)	15,358	733,805
SPX FLOW, Inc.(b)	18,538	878,701
Standex International Corp.	4,119	317,904
Team, Inc.(b)	27,826	449,946
Tennant Co.	6,415	477,661
Titan International, Inc.	211,425	619,475
Triumph Group, Inc.	52,739	1,461,398
TrueBlue, Inc.(b)	48,581	1,132,423
UniFirst Corp.	3,700	763,125
Universal Forest Products, Inc.	44,861	2,225,106
US Ecology, Inc.	3,772	207,422
Veritiv Corp.(b)	180,012	3,301,420
	Shares	Value
Industrials-(continued)
Viad Corp.	8,340	$524,586
Vicor Corp.(b)	3,399	139,597
Wabash National Corp.	65,656	1,034,082
Watts Water Technologies, Inc., Class A	6,614	641,293
		68,125,095
Information Technology-11.48%
3D Systems Corp.(b)	31,321	265,915
8x8, Inc.(b)	6,647	136,396
ADTRAN, Inc.	20,808	191,226
Advanced Energy Industries, Inc.(b)	4,344	278,928
Agilysys, Inc.(b)	2,180	55,219
Alarm.com Holdings, Inc.(b)	3,729	162,659
Anixter International, Inc.(b)	52,094	4,471,749
Applied Optoelectronics, Inc.(b)(c)	7,655	81,909
Arlo Technologies, Inc.(b)	45,305	156,755
Axcelis Technologies, Inc.(b)	8,094	173,535
Badger Meter, Inc.	3,180	197,160
Bel Fuse, Inc., Class B	14,557	241,210
Benchmark Electronics, Inc.	36,545	1,259,706
Bottomline Technologies (DE), Inc.(b)	4,145	205,136
Brooks Automation, Inc.	8,214	367,741
Cabot Microelectronics Corp.	2,784	371,413
CalAmp Corp.(b)	12,579	131,954
Cardtronics PLC, Class A(b)	17,500	738,850
CEVA, Inc.(b)	968	25,091
Cohu, Inc.	15,676	278,092
Comtech Telecommunications Corp.	9,431	356,398
CSG Systems International, Inc.	7,551	431,842
CTS Corp.	5,800	158,804
Daktronics, Inc.	31,114	191,662
Diebold Nixdorf, Inc.(b)	142,533	1,036,215
Digi International, Inc.(b)	7,211	128,644
Diodes, Inc.(b)	12,799	590,546
DSP Group, Inc.(b)	3,242	45,939
Ebix, Inc.(c)	5,123	178,178
ePlus, Inc.(b)	7,252	606,050
EVERTEC, Inc.	5,768	186,999
ExlService Holdings, Inc.(b)	5,919	413,205
Extreme Networks, Inc.(b)	54,830	385,455
Fabrinet (Thailand)(b)	11,719	708,882
FARO Technologies, Inc.(b)	2,976	144,991
FormFactor, Inc.(b)	11,917	275,759
Harmonic, Inc.(b)	22,427	185,247
Ichor Holdings Ltd.(b)	9,257	292,058
Insight Enterprises, Inc.(b)	55,714	3,654,281
Itron, Inc.(b)	13,432	1,075,635
KEMET Corp.	29,245	781,426
Knowles Corp.(b)	17,116	374,840
Kulicke & Soffa Industries, Inc. (Singapore)	10,381	260,459
LivePerson, Inc.(b)	2,967	117,760
ManTech International Corp., Class A	12,040	934,063
MaxLinear, Inc.(b)	6,041	120,035
Methode Electronics, Inc.	11,971	445,441
MicroStrategy, Inc., Class A(b)	1,355	203,697
MTS Systems Corp.	6,412	291,233
NETGEAR, Inc.(b)	14,033	352,369
NIC, Inc.	6,405	145,330
OneSpan, Inc.(b)	5,484	102,277
Onto Innovation, Inc.(b)	3,800	127,528
OSI Systems, Inc.(b)	4,760	473,572
PDF Solutions, Inc.(b)	2,432	38,523
Perficient, Inc.(b)	5,698	240,911

Invesco S&P SmallCap 600 Revenue ETF (RWJ)—(continued)
November 30, 2019
(Unaudited)
	Shares	Value
Information Technology-(continued)
Photronics, Inc.(b)	19,679	$231,425
Plexus Corp.(b)	20,016	1,519,214
Power Integrations, Inc.	1,728	158,095
Progress Software Corp.	4,067	170,855
Qualys, Inc.(b)	1,528	133,715
Rambus, Inc.(b)	6,823	89,040
Rogers Corp.(b)	2,724	354,175
Sanmina Corp.(b)	104,852	3,335,342
ScanSource, Inc.(b)	51,653	1,829,549
SMART Global Holdings, Inc.(b)	17,558	540,786
SPS Commerce, Inc.(b)	2,216	124,827
Sykes Enterprises, Inc.(b)	21,175	744,090
TiVo Corp.	32,216	251,607
TTEC Holdings, Inc.	13,825	634,982
TTM Technologies, Inc.(b)	92,861	1,245,266
Ultra Clean Holdings, Inc.(b)	26,790	595,810
Unisys Corp.(b)	139,170	1,583,755
Veeco Instruments, Inc.(b)	15,209	208,211
Viavi Solutions, Inc.(b)	32,160	483,043
Virtusa Corp.(b)	13,476	602,243
Xperi Corp.	7,977	157,865
		40,840,793
Materials-6.54%
A. Schulman, Inc., CVR(b)(d)	37,522	19,624
AdvanSix, Inc.(b)	21,920	443,442
AK Steel Holding Corp.(b)	1,005,189	2,774,322
American Vanguard Corp.	11,077	178,340
Balchem Corp.	2,457	244,791
Boise Cascade Co.	61,240	2,322,221
Century Aluminum Co.(b)	112,983	796,530
Clearwater Paper Corp.(b)	40,483	886,173
Ferro Corp.(b)	52,390	755,464
FutureFuel Corp.	8,845	99,241
GCP Applied Technologies, Inc.(b)	21,433	479,456
H.B. Fuller Co.	25,117	1,252,836
Hawkins, Inc.	4,945	204,327
Haynes International, Inc.	5,432	199,463
Innophos Holdings, Inc.	9,334	297,755
Innospec, Inc.	6,540	643,536
Kaiser Aluminum Corp.	6,451	706,901
Koppers Holdings, Inc.(b)	24,530	908,836
Kraton Corp.(b)	23,117	520,826
Livent Corp.(b)	23,559	183,760
LSB Industries, Inc.(b)	24,391	96,588
Materion Corp.	7,454	438,742
Mercer International, Inc. (Germany)	51,705	647,864
Myers Industries, Inc.	12,329	204,045
Neenah, Inc.	6,150	447,597
Olympic Steel, Inc.	45,648	765,060
PH Glatfelter Co.	23,783	424,527
Quaker Chemical Corp.	2,045	305,175
Rayonier Advanced Materials, Inc.	190,726	747,646
Schweitzer-Mauduit International, Inc., Class A	11,928	523,162
Stepan Co.	8,078	782,758
SunCoke Energy, Inc.	88,792	454,615
TimkenSteel Corp.(b)	85,536	497,820
Tredegar Corp.	22,242	478,870
Trinseo S.A.	39,550	1,502,504
US Concrete, Inc.(b)	12,790	523,495
Warrior Met Coal, Inc.	25,719	528,011
		23,286,323
	Shares	Value
Real Estate-2.76%
Acadia Realty Trust	4,012	$107,843
Agree Realty Corp.	996	74,481
American Assets Trust, Inc.	2,864	136,126
Armada Hoffler Properties, Inc.	4,458	80,512
CareTrust REIT, Inc.	2,943	61,450
CBL & Associates Properties, Inc.(c)	285,438	411,031
Cedar Realty Trust, Inc.	21,015	56,110
Chatham Lodging Trust	7,422	135,823
Community Healthcare Trust, Inc.	515	24,514
DiamondRock Hospitality Co.	38,119	392,626
Easterly Government Properties, Inc.	3,588	83,457
Four Corners Property Trust, Inc.	2,243	63,522
Franklin Street Properties Corp.	13,252	115,425
Getty Realty Corp.	1,708	57,321
Global NET Lease, Inc.	6,142	125,235
Hersha Hospitality Trust	14,081	199,669
Independence Realty Trust, Inc.	5,862	87,578
Innovative Industrial Properties, Inc.(c)	107	8,283
iStar, Inc.(c)	20,477	265,996
Kite Realty Group Trust	8,757	169,448
Lexington Realty Trust	14,072	155,918
LTC Properties, Inc.	1,393	65,206
Marcus & Millichap, Inc.(b)	9,236	339,515
National Storage Affiliates Trust	4,338	145,323
Office Properties Income Trust	7,537	251,434
Pennsylvania REIT(c)	26,383	151,966
RE/MAX Holdings, Inc., Class A(c)	3,698	141,818
Realogy Holdings Corp.(c)	412,030	4,313,954
Retail Opportunity Investments Corp.	6,283	114,602
RPT Realty	7,380	109,076
Saul Centers, Inc.	1,765	93,792
Summit Hotel Properties, Inc.	18,937	229,516
Universal Health Realty Income Trust	316	37,667
Urstadt Biddle Properties, Inc., Class A	2,302	56,100
Washington Prime Group, Inc.(c)	74,490	309,878
Washington REIT	4,669	145,066
Whitestone REIT	3,362	47,202
Xenia Hotels & Resorts, Inc.	21,567	454,201
		9,818,684
Utilities-0.66%
American States Water Co.	2,074	176,891
Avista Corp.	11,740	555,067
California Water Service Group	5,190	266,766
El Paso Electric Co.	5,532	375,180
Northwest Natural Holding Co.	4,119	283,264
South Jersey Industries, Inc.	22,453	701,432
		2,358,600
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.91% (Cost $362,288,492)		355,553,196
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-9.29%
Invesco Government & Agency Portfolio, Institutional Class, 1.53%(e)(f)	24,921,909	24,921,909

Invesco S&P SmallCap 600 Revenue ETF (RWJ)—(continued)
November 30, 2019
(Unaudited)
	Shares	Value
Money Market Funds-(continued)
Invesco Liquid Assets Portfolio, Institutional Class, 1.72%(e)(f)	8,147,368	$8,150,627
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $33,072,100)		33,072,536
TOTAL INVESTMENTS IN SECURITIES-109.20% (Cost $395,360,592)		388,625,732
OTHER ASSETS LESS LIABILITIES-(9.20)%		(32,739,460)
NET ASSETS-100.00%		$355,886,272
Investment Abbreviations:
CVR	-Contingent Value Rights
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2019.
(d)	Security valued using significant unobservable inputs (Level 3). See Additional Valution Information.
(e)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of November 30, 2019.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The Fund’s Adviser and Invesco Mortgage Capital, Inc. are wholly-owned subsidiaries of Invesco Ltd. and therefore, Invesco Mortgage Capital, Inc. is considered to be affiliated with the Fund. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates (excluding affiliated money market funds) for the three months ended November 30, 2019.
	Value August 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value November 30, 2019	Dividend Income
Invesco Mortgage Capital, Inc.*	$48,352	$-	$(50,418)	$2,980	$(914)	$-	$-

*	At November 30, 2019, this security was no longer held.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco S&P Ultra Dividend Revenue ETF (RDIV)
November 30, 2019
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.54%
Communication Services-6.72%
Interpublic Group of Cos., Inc. (The)	1,036,582	$23,219,437
Meredith Corp.	188,935	6,620,282
Verizon Communications, Inc.	1,316,400	79,299,936
		109,139,655
Consumer Discretionary-17.32%
Bed Bath & Beyond, Inc.(b)	1,802,427	26,279,386
Carnival Corp.	1,036,132	46,708,830
Gap, Inc. (The)	2,103,924	34,946,178
General Motors Co.	2,226,173	80,142,228
Harley-Davidson, Inc.	313,764	11,414,734
Kohl’s Corp.	846,822	39,809,102
Newell Brands, Inc.	963,563	18,519,681
Tapestry, Inc.	520,155	13,986,968
Wyndham Destinations, Inc.	197,110	9,559,835
		281,366,942
Consumer Staples-1.16%
Coty, Inc., Class A	1,629,054	18,799,283
Energy-14.39%
Exxon Mobil Corp.	1,154,170	78,633,602
Kinder Morgan, Inc.	1,467,211	28,772,008
Murphy Oil Corp.	291,333	6,703,572
ONEOK, Inc.	365,493	25,968,278
Schlumberger Ltd.	2,074,876	75,110,511
Williams Cos., Inc. (The)	821,984	18,675,476
		233,863,447
Financials-10.49%
F.N.B. Corp.	280,584	3,484,853
Huntington Bancshares, Inc.	846,179	12,599,605
Legg Mason, Inc.	178,822	6,988,364
Mercury General Corp.	151,280	7,409,694
Navient Corp.	962,850	13,816,898
People’s United Financial, Inc.	276,927	4,569,296
Principal Financial Group, Inc.	610,156	33,619,596
Prudential Financial, Inc.	873,784	81,803,658
Umpqua Holdings Corp.	189,675	3,104,980
Valley National Bancorp	262,930	3,044,729
		170,441,673
Health Care-11.41%
AbbVie, Inc.	942,543	82,689,297
Cardinal Health, Inc.	1,604,780	88,311,044
Patterson Cos., Inc.	743,646	14,471,351
		185,471,692
Information Technology-8.34%
International Business Machines Corp.	594,776	79,967,633
Seagate Technology PLC	409,918	24,463,907
Western Digital Corp.	617,773	31,092,515
		135,524,055
Materials-16.36%
Chemours Co. (The)	798,890	12,614,473
Domtar Corp.	336,751	12,567,547
DuPont de Nemours, Inc.	732,424	47,468,400
Greif, Inc., Class A	246,635	10,642,300
	Shares	Value
Materials-(continued)
International Paper Co.	1,218,127	$56,448,005
LyondellBasell Industries N.V., Class A	902,462	83,513,834
Westrock Co.	1,054,775	42,539,076
		265,793,635
Real Estate-4.15%
CoreSite Realty Corp.	10,219	1,158,732
Corporate Office Properties Trust	44,305	1,292,820
Healthpeak Properties, Inc.	107,824	3,760,901
Highwoods Properties, Inc.	35,156	1,706,824
Host Hotels & Resorts, Inc.	731,200	12,788,688
Lamar Advertising Co., Class A	45,565	3,801,488
Life Storage, Inc.	11,571	1,267,256
Medical Properties Trust, Inc.	81,082	1,683,262
Pebblebrook Hotel Trust	103,591	2,714,084
PotlatchDeltic Corp.	46,513	2,020,060
Simon Property Group, Inc.	81,044	12,254,663
Urban Edge Properties	38,248	792,881
Ventas, Inc.	114,918	6,700,869
Weyerhaeuser Co.	524,036	15,464,302
		67,406,830
Utilities-9.20%
Dominion Energy, Inc.	391,872	32,568,482
Duke Energy Corp.	572,345	50,463,659
PPL Corp.	515,227	17,533,175
Southern Co. (The)	788,056	48,851,591
		149,416,907
Total Common Stocks & Other Equity Interests (Cost $1,599,277,557)		1,617,224,119
Money Market Funds-0.02%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.50%(c) (Cost $311,591)	311,591	311,591
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.56% (Cost $1,599,589,148)		1,617,535,710
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.17%
Invesco Government & Agency Portfolio, Institutional Class, 1.53%(c)(d)	13,998,523	13,998,523
Invesco Liquid Assets Portfolio, Institutional Class, 1.72%(c)(d)	5,020,275	5,022,283
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $19,020,806)		19,020,806
TOTAL INVESTMENTS IN SECURITIES-100.73% (Cost $1,618,609,954)		1,636,556,516
OTHER ASSETS LESS LIABILITIES-(0.73)%		(11,921,965)
NET ASSETS-100.00%		$1,624,634,551

Invesco S&P Ultra Dividend Revenue ETF (RDIV)—(continued)
November 30, 2019
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at November 30, 2019.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of November 30, 2019.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
Except for the Funds listed below, as of November 30, 2019, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco Global ESG Revenue ETF
Investments in Securities
Common Stocks & Other Equity Interests	$24,410,912	$81	$127	$24,411,120
Money Market Funds	305,877	-	-	305,877
Total Investments	$24,716,789	$81	$127	$24,716,997
Invesco Global Revenue ETF
Investments in Securities
Common Stocks & Other Equity Interests	$13,440,481	$71	$65	$13,440,617
Money Market Funds	131,908	-	-	131,908
Total Investments	$13,572,389	$71	$65	$13,572,525
Invesco S&P SmallCap 600 Revenue ETF
Investments in Securities
Common Stocks & Other Equity Interests	$355,533,572	$-	$19,624	$355,553,196
Money Market Funds	33,072,536	-	-	33,072,536
Total Investments	$388,606,108	$-	$19,624	$388,625,732
Subsequent Event
At a meeting held on December 12, 2019, the Board of Trustees of the Trust approved the termination and winding down of Invesco Global ESG Revenue ETF, Invesco Global Revenue ETF and Invesco S&P Financials Revenue ETF, with the liquidation payment to shareholders expected to take place on or about February 26, 2020. Investors, who have elected not to sell their shares before market close on February 13, 2020 will receive cash equal to the amount of the net asset value of their shares, which will include any capital gains and dividends, on or about February 26, 2020.